A MESSAGE TO PRINCIPAL VARIABLE LIFE AND VARIABLE ANNUITY
CONTRACT OWNERS



Dear Contract Owner:

Performance results for the accounts within the Principal Variable Contracts Fund, Inc. varied widely in 1999. As you can see from the performance information, included in the "Financial Highlights" section of this report, international-equity accounts results were strong, domestic equity accounts performances was mixed (albeit with some impressive standouts), and income-oriented accounts struggled to hold their own as interest rates crept up during the year.

This range of returns reinforces the benefits of diversification and asset allocation within an investment portfolio. Your registered representative has the tools necessary to help you develop an asset allocation strategy which carries the appropriate risk/return potential for your particular situation.

We continue to strive to provide you with the products and services you need to pursue your investment objectives confidently. Thank you for letting us help you work toward your long-term financial goals.


CONTENTS

                                                                            Page
     Financial Statements and Highlights
         Statements of Assets and Liabilities.............................    4
         Statements of Operations ........................................   10
         Statements of Changes in Net Assets..............................   16
         Notes to Financial Statements....................................   26
         Schedules of Investments
              Aggressive Growth Account...................................   36
              Asset Allocation Account....................................   37
              Balanced Account............................................   44
              Blue Chip Account...........................................   47
              Bond Account................................................   48
              Capital Value Account.......................................   51
              Government Securities Account...............................   53
              Growth Account..............................................   54
              High Yield Account..........................................   55
              International Account.......................................   57
              International SmallCap Account..............................   59
              LargeCap Growth Account.....................................   62
              MicroCap Account............................................   63
              MidCap Account..............................................   64
              MidCap Growth Account.......................................   66
              MidCap Value Account........................................   68
              Money Market Account........................................   70
              Real Estate Account.........................................   73
              SmallCap Account............................................   74
              SmallCap Growth Account.....................................   76
              SmallCap Value Account......................................   77
              Stock Index 500 Account.....................................   82
              Utilities Account...........................................   89
         Financial Highlights.............................................   90
     Report of Independent Auditors.......................................   99
     Results of Contract Owners Meeting...................................  100


December 31, 1999

STATEMENTS OF ASSETS AND LIABILITIES

PRINCIPAL VARIABLE CONTRACTS FUND, INC.


                                                             Aggressive            Asset                                 Blue
                                                               Growth           Allocation          Balanced             Chip
                                                               Account            Account            Account            Account


Investment in securities -- at cost...................      $262,924,417        $72,498,612        $195,896,045       $ 6,037,922



Assets
Investment in securities -- at value (Note 4).........      $369,176,544        $86,737,115        $207,993,875       $ 6,316,492
Cash .................................................        19,194,838          2,473,046             220,252           102,857
Receivables:
   Dividends and interest.............................           175,533            443,438           1,359,031            10,553
   Investment securities sold.........................           --                  33,982             --                 --
   Capital Shares sold................................           244,516             71,172             273,106            25,868


                                          Total Assets       388,791,431         89,758,753         209,846,264         6,455,770

Liabilities
Accrued expenses......................................            58,947             31,093              23,330             2,303
Payables:
   Investment securities purchased....................         9,670,166             17,099             --                 --
   Capital Shares reacquired..........................           --                 --                   75,622            --


                                     Total Liabilities         9,729,113             48,192              98,952             2,303


Net Assets Applicable to Outstanding Shares...........      $379,062,318        $89,710,561        $209,747,312       $ 6,453,467



Net Assets Consist of:
Capital Stock.........................................      $    158,656        $    67,806        $    136,072       $    6,217
Additional paid-in capital............................       259,459,709         73,879,214         197,770,072         6,200,427
Accumulated undistributed (overdistributed)
   net investment income..............................           --                 --                  (11,210)           --
Accumulated undistributed (overdistributed)
   net realized gain (loss) from investment and
   foreign currency transactions .....................        13,191,826          1,525,038            (245,452)          (31,747)
Net unrealized appreciation (depreciation)
   of investments.....................................       106,252,127         14,238,503          12,097,830           278,570
Net unrealized depreciation on translation of assets
   and liabilities in foreign currencies..............           --                 --                  --                 --


                                      Total Net Assets      $379,062,318        $89,710,561        $209,747,312       $ 6,453,467



Capital Stock (par value: $.01  a share)
Shares authorized.....................................       100,000,000        100,000,000         100,000,000       100,000,000
Shares issued and outstanding.........................        15,865,566          6,780,598          13,607,193           621,699

Net Asset Value Per Share.............................            $23.89             $13.23              $15.41            $10.38

                                                                                 Capital          Government
                                                               Bond               Value           Securities           Growth
                                                              Account            Account            Account            Account


Investment in securities -- at cost...................      $129,082,982       $328,747,255        $139,610,762      $263,482,501



Assets
Investment in securities -- at value (Note 4).........      $121,844,959       $367,061,175        $136,109,698      $345,416,272
Cash .................................................           393,450            350,760             199,224           229,559
Receivables:
   Dividends and interest.............................         2,439,767            376,744           1,350,719           187,725
   Investment securities sold.........................           --                --                   --               --
   Capital Shares sold................................           402,448            416,602             145,840           285,334


                                          Total Assets       125,080,624        368,205,281         137,805,481       346,118,890

Liabilities
Accrued expenses......................................            12,392             32,285              15,703            24,072
Payables:
   Investment securities purchased....................           --                --                   --               --
   Capital Shares reacquired..........................             1,572            246,230               2,308           213,225


                                     Total Liabilities            13,964            278,515              18,011           237,297


Net Assets Applicable to Outstanding Shares...........      $125,066,660       $367,926,766        $137,787,470      $345,881,593



Net Assets Consist of:
Capital Stock.........................................      $    114,878       $    119,679        $    134,343      $    146,812
Additional paid-in capital............................       132,680,252        338,785,431         141,469,251       226,086,123
Accumulated undistributed (overdistributed)
   net investment income..............................               435           --                    13,699            20,316
Accumulated undistributed (overdistributed)
   net realized gain (loss) from investment and
   foreign currency transactions .....................          (490,882)        (9,292,264)           (328,759)       37,694,571
Net unrealized appreciation (depreciation)
   of investments.....................................        (7,238,023)        38,313,920          (3,501,064)       81,933,771
Net unrealized depreciation on translation of assets
   and liabilities in foreign currencies..............           --                --                   --              --


                                      Total Net Assets      $125,066,660       $367,926,766        $137,787,470      $345,881,593



Capital Stock (par value: $.01  a share)
Shares authorized.....................................       100,000,000        100,000,000         100,000,000       100,000,000
Shares issued and outstanding.........................        11,487,829         11,967,856          13,434,322        14,681,173

Net Asset Value Per Share.............................            $10.89             $30.74              $10.26            $23.56

                                                               High
                                                               Yield          International
                                                              Account            Account


Investment in securities -- at cost...................       $14,377,050       $157,794,402



Assets
Investment in securities -- at value (Note 4).........       $13,223,507       $196,499,892
Cash .................................................           211,390            285,185
Receivables:
   Dividends and interest.............................           246,343            291,106
   Investment securities sold.........................           --                --
   Capital Shares sold................................           --                 244,436


                                          Total Assets        13,681,240        197,320,619

Liabilities
Accrued expenses......................................             3,480             59,266
Payables:
   Investment securities purchased....................           --                --
   Capital Shares reacquired..........................                35             25,877


                                     Total Liabilities             3,515             85,143


Net Assets Applicable to Outstanding Shares...........       $13,677,725       $197,235,476



Net Assets Consist of:
Capital Stock.........................................       $    18,384       $    123,641
Additional paid-in capital............................        16,155,844        161,035,025
Accumulated undistributed (overdistributed)
   net investment income..............................           (84,053)           (68,786)
Accumulated undistributed (overdistributed)
   net realized gain (loss) from investment and
   foreign currency transactions .....................        (1,258,907)        (2,549,970)
Net unrealized appreciation (depreciation)
   of investments.....................................        (1,153,543)        38,705,490
Net unrealized depreciation on translation of assets
   and liabilities in foreign currencies..............           --                  (9,924)


                                      Total Net Assets       $13,677,725       $197,235,476



Capital Stock (par value: $.01  a share)
Shares authorized.....................................       100,000,000        100,000,000
Shares issued and outstanding.........................         1,838,368         12,364,108

Net Asset Value Per Share.............................             $7.44             $15.95

See accompanying notes.

December 31, 1999

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

PRINCIPAL VARIABLE CONTRACTS FUND, INC.



                                                            International         LargeCap
                                                              SmallCap             Growth            MicroCap            MidCap
                                                               Account             Account            Account            Account


Investment in securities -- at cost...................       $28,818,369         $4,908,923          $6,175,975      $207,142,516



Assets
Investment in securities -- at value (Note 4).........       $39,599,410         $6,832,783          $5,868,814      $260,730,131
Cash .................................................           595,521            190,662             519,491           199,663
Receivables:
   Dividends and interest.............................            17,246              1,128               4,667            56,596
   Investment securities sold.........................            39,531            --                   22,749         1,459,552
   Capital Shares sold................................            58,689             23,575               5,761           218,075


                                          Total Assets        40,310,397          7,048,148           6,421,482       262,664,017

Liabilities
Accrued expenses......................................            11,555              3,517               3,814            24,063
Payables:
   Investment securities purchased....................           188,722            --                  --               --
   Capital Shares reacquired..........................            --                --                  --                290,129
   Foreign currency contract..........................            70,346            --                  --               --


                                     Total Liabilities           270,623              3,517               3,814           314,192


Net Assets Applicable to Outstanding Shares...........       $40,039,774         $7,044,631          $6,417,668      $262,349,825



Net Assets Consist of:
Capital Stock.........................................       $    24,030         $    5,313         $     7,952      $     71,090
Additional paid-in capital............................        26,316,836          5,327,944           7,526,896       195,819,350
Accumulated undistributed net investment income.......             --                --                   3,558           --
Accumulated undistributed net realized
   gain (loss) on investment transactions.............         2,918,545           (212,486)           (813,577)       12,871,770
Net unrealized appreciation (depreciation)
   of investments.....................................        10,781,041          1,923,860            (307,161)       53,587,615
Net unrealized depreciation on translation of assets
   and liabilities in foreign currencies..............              (678)           --                  --               --


                                      Total Net Assets       $40,039,774         $7,044,631          $6,417,668      $262,349,825



Capital Stock (par value: $.01  a share)
Shares authorized.....................................       100,000,000        100,000,000         100,000,000       100,000,000
Shares issued and outstanding.........................         2,402,990            531,316             795,241         7,108,966

Net Asset Value Per Share.............................            $16.66             $13.26               $8.07            $36.90


                                                                MidCap             MidCap              Money              Real
                                                                Growth              Value             Market             Estate
                                                                Account            Account            Account            Account


Investment in securities -- at cost...................       $12,240,325         $5,179,117        $120,443,588       $10,895,712



Assets
Investment in securities -- at value (Note 4).........       $13,707,406         $5,366,586        $120,443,588       $10,428,737
Cash .................................................           464,849            460,250              46,451            65,000
Receivables:
   Dividends and interest.............................            11,341              3,579             268,581            64,299
   Investment securities sold.........................            --                  5,318            --                 --
   Capital Shares sold................................            89,980              5,045             605,491             5,433


                                          Total Assets        14,273,576          5,840,778         121,364,111        10,563,469

Liabilities
Accrued expenses......................................             9,281              4,030              14,375             3,185
Payables:
   Investment securities purchased....................            --                 81,106             --                --
   Capital Shares reacquired..........................            --                 --                 426,026           --
   Foreign currency contract..........................            --                 --                 --                --


                                     Total Liabilities             9,281             85,136             440,401             3,185


Net Assets Applicable to Outstanding Shares...........       $14,264,295         $5,755,642        $120,923,710       $10,560,284



Net Assets Consist of:
Capital Stock.........................................       $    13,379        $     5,180        $  1,209,237       $    12,876
Additional paid-in capital............................        12,783,662          5,177,337         119,714,473        12,623,617
Accumulated undistributed net investment income.......             3,224             --                 --                 21,800
Accumulated undistributed net realized
   gain (loss) on investment transactions.............            (3,051)           385,656             --             (1,631,034)
Net unrealized appreciation (depreciation)
   of investments.....................................         1,467,081            187,469             --               (466,975)
Net unrealized depreciation on translation of assets
   and liabilities in foreign currencies..............            --                 --                 --                --


                                      Total Net Assets       $14,264,295         $5,755,642        $120,923,710       $10,560,284



Capital Stock (par value: $.01  a share)
Shares authorized.....................................       100,000,000        100,000,000         500,000,000       100,000,000
Shares issued and outstanding.........................         1,337,875            518,033         120,923,710         1,287,623

Net Asset Value Per Share.............................            $10.66             $11.11              $1.000             $8.20


                                                                                 SmallCap
                                                              SmallCap            Growth
                                                               Account            Account


Investment in securities -- at cost...................       $24,141,741        $21,231,414



Assets
Investment in securities -- at value (Note 4).........       $25,200,898        $35,373,279
Cash .................................................           199,897          4,395,008
Receivables:
   Dividends and interest.............................            14,150              8,936
   Investment securities sold.........................           619,023            938,664
   Capital Shares sold................................            82,165            135,654


                                          Total Assets        26,116,133         40,851,541

Liabilities
Accrued expenses......................................             6,490              5,770
Payables:
   Investment securities purchased....................           --               1,170,590
   Capital Shares reacquired..........................           --                 --
   Foreign currency contract..........................           --                 --


                                     Total Liabilities             6,490          1,176,360


Net Assets Applicable to Outstanding Shares...........       $26,109,643        $39,675,181



Net Assets Consist of:
Capital Stock.........................................       $    24,304        $    20,281
Additional paid-in capital............................        22,817,598         24,580,815
Accumulated undistributed net investment income.......                91            --
Accumulated undistributed net realized
   gain (loss) on investment transactions.............         2,208,493            932,220
Net unrealized appreciation (depreciation)
   of investments.....................................         1,059,157         14,141,865
Net unrealized depreciation on translation of assets
   and liabilities in foreign currencies..............           --                 --


                                      Total Net Assets       $26,109,643        $39,675,181



Capital Stock (par value: $.01  a share)
Shares authorized.....................................       100,000,000        100,000,000
Shares issued and outstanding.........................         2,430,372          2,028,072

Net Asset Value Per Share.............................            $10.74             $19.56

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

PRINCIPAL VARIABLE CONTRACTS FUND, INC.



                                                              SmallCap           Stock Index
                                                                Value                500             Utilities
                                                               Account             Account            Account


Investment in securities -- at cost...................       $ 9,208,129        $42,895,988         $29,387,051



Assets
Investment in securities -- at value (Note 4).........       $10,201,523        $45,633,273         $30,393,843
Cash .................................................           821,851            211,567             215,954
Receivables:
   Dividends and interest.............................            13,407             27,786              34,031
   Investment securities sold.........................            20,029              3,225             --
   Capital Shares sold................................            34,180            218,373              45,610
Variation margin on futures contracts (Note 7)........            --                 18,775             --


                                          Total Assets        11,090,990         46,112,999          30,689,438

Liabilities
Accrued expenses......................................             7,683             13,142               5,292
Payable for investment securities purchased...........             2,850             11,535             --


                                     Total Liabilities            10,533             24,677               5,292


Net Assets Applicable to Outstanding Shares...........       $11,080,457        $46,088,322         $30,684,146




Net Assets Consist of:
Capital Stock.........................................       $    11,016        $    43,028         $    28,150
Additional paid-in capital............................        10,082,861         43,026,692          29,260,606
Accumulated undistributed net investment income.......             1,583                459               1,506
Accumulated undistributed net realized
   gain (loss) on investment transactions.............            (8,397)            55,246             387,092
Net unrealized appreciation of investments............           993,394          2,962,897           1,006,792


                                      Total Net Assets       $11,080,457        $46,088,322         $30,684,146




Capital Stock (par value: $.01  a share)
Shares authorized.....................................       100,000,000        100,000,000         100,000,000
Shares issued and outstanding.........................         1,101,640          4,302,824           2,815,009

Net Asset Value Per Share.............................            $10.06             $10.71              $10.90

See accompanying notes.

Year Ended December 31, 1999, Except as Noted

Year Ended December 31, 1999, Except as Noted

STATEMENTS OF OPERATIONS

PRINCIPAL VARIABLE CONTRACTS FUND, INC.



                                                             Aggressive            Asset                                Blue
                                                               Growth           Allocation          Balanced            Chip
                                                               Account            Account            Account           Account(a)
Net Investment Income
Income:
   Dividends............................................    $  1,599,331        $   755,927         $ 2,245,311         $ 71,788
   Withholding tax on foreign dividends.................         --                 --                  --                --
   Interest.............................................         364,863          2,128,866           6,161,464            9,495

                                           Total Income        1,964,194          2,884,793           8,406,775           81,283

Expenses:
   Management and investment advisory fees (Note 3).....       2,148,624            688,699           1,218,845           24,000
   Custodian fees.......................................          29,896             38,975               5,319            1,643
   Directors' fees......................................           6,631              6,476               6,656            2,271
   Other................................................           3,343              1,004               2,669               15

                                         Total Expenses        2,188,494            735,154           1,233,489           27,929

                 Net Investment Income (Operating Loss)         (224,300)         2,149,639           7,173,286           53,354

Net Realized and Unrealized  Gain (Loss) on
Investments  and Foreign  Currencies
Net realized gain (loss) from:
   Investment transactions..............................      35,928,978          7,774,018           6,137,003          (31,747)
   Foreign currency transactions........................         --                 --                  --                --
Change in unrealized appreciation/depreciation of:
   Investments                                                65,213,176          5,375,693          (8,446,637)         278,570
Translation of assets and liabilities in
     foreign currencies.................................         --                 --                  --                --

                Net Realized and Unrealized Gain (Loss)
                  on Investments and Foreign Currencies      101,142,154         13,149,711          (2,309,634)         246,823

                  Net Increase (Decrease) in Net Assets
                              Resulting from Operations     $100,917,854        $15,299,350         $ 4,863,652         $300,177


(a) Period from April 15, 1999 (date operations commenced) through December 31, 1999.

                                                                                  Capital         Government
                                                                Bond               Value          Securities           Growth
                                                               Account            Account           Account            Account
Net Investment Income
Income:
   Dividends............................................    $    --            $  9,534,852         $    --          $ 2,958,449
   Withholding tax on foreign dividends.................         --                 --                   --               --
   Interest.............................................       9,206,654            428,311           9,495,370          462,397

                                           Total Income        9,206,654          9,963,163           9,495,370        3,420,846

Expenses:
   Management and investment advisory fees (Note 3).....         619,181          1,708,021             692,022        1,366,818
   Custodian fees.......................................           2,956              2,804               7,996            3,559
   Directors' fees......................................           6,555              6,631               6,417            6,633
   Other................................................           1,565              5,075               7,144            3,784

                                         Total Expenses          630,257          1,722,531             713,579        1,380,794

                 Net Investment Income (Operating Loss)        8,576,397          8,240,632           8,781,791        2,040,052

Net Realized and Unrealized  Gain (Loss) on
Investments  and Foreign  Currencies
Net realized gain (loss) from:
   Investment transactions..............................        (389,028)        28,203,265              56,873       37,694,571
   Foreign currency transactions........................         --                 --                   --               --
Change in unrealized appreciation/depreciation of:
   Investments                                               (11,581,812)       (53,910,054)         (9,257,079)       7,380,568
Translation of assets and liabilities in
     foreign currencies.................................         --                 --                   --               --

                Net Realized and Unrealized Gain (Loss)
                  on Investments and Foreign Currencies      (11,970,840)       (25,706,789)         (9,200,206)      45,075,139

                  Net Increase (Decrease) in Net Assets
                              Resulting from Operations     $ (3,394,443)      $(17,466,157)        $  (418,415)     $47,115,191


(a) Period from April 15, 1999 (date operations commenced) through December 31, 1999.

                                                               High
                                                               Yield          International
                                                              Account            Account
Net Investment Income
Income:
   Dividends............................................      $   --            $ 6,606,915
   Withholding tax on foreign dividends.................          --               (421,576)
   Interest.............................................       1,290,881            346,744

                                           Total Income        1,290,881          6,532,083

Expenses:
   Management and investment advisory fees (Note 3).....          84,208          1,225,255
   Custodian fees.......................................           2,628             80,751
   Directors' fees......................................           6,556              6,628
   Other................................................             187              2,075

                                         Total Expenses           93,579          1,314,709

                 Net Investment Income (Operating Loss)        1,197,302          5,217,374

Net Realized and Unrealized  Gain (Loss) on
Investments  and Foreign  Currencies
Net realized gain (loss) from:
   Investment transactions..............................        (593,513)        12,770,609
   Foreign currency transactions........................          --               (188,994)
Change in unrealized appreciation/depreciation of:
   Investments                                                  (350,732)        22,605,722
Translation of assets and liabilities in
     foreign currencies.................................          --                 28,434

                Net Realized and Unrealized Gain (Loss)
                  on Investments and Foreign Currencies         (944,245)        35,215,771

                  Net Increase (Decrease) in Net Assets
                              Resulting from Operations       $  253,057        $40,433,145


(a) Period from April 15, 1999 (date operations commenced) through December 31, 1999.

See accompanying notes.


Year Ended December 31, 1999, Except as Noted

STATEMENTS OF OPERATIONS (Continued)

PRINCIPAL VARIABLE CONTRACTS FUND, INC.



                                                            International         LargeCap
                                                              SmallCap             Growth              MicroCap        MidCap
                                                               Account            Account(a)           Account         Account

Net Investment Income
Income:
   Dividends............................................     $   181,498         $   16,418           $  57,589      $ 1,930,560
   Withholding tax on foreign dividends.................         (19,456)            --                   --             --
   Interest.............................................          54,720             14,325              18,362          395,999


                                           Total Income          216,762             30,743              75,951        2,326,559

Expenses:
   Management and investment advisory fees (Note 3).....         250,499             43,238              59,482        1,522,214
   Custodian fees.......................................          18,265              2,691              10,281            4,455
   Directors' fees......................................           6,480              2,271               6,466            6,631
   Other................................................             289                 14                  76          --


                                   Total Gross Expenses          275,533             48,214              76,305        1,533,300
Less: Management and investment
   advisory fees waived.................................         --                   2,452              13,239          --

                                     Total Net Expenses          275,533             45,762              63,066        1,533,300


                 Net Investment Income (Operating Loss)          (58,771)           (15,019)             12,885          793,259

Net Realized and Unrealized  Gain (Loss) on
Investments  and Foreign  Currencies
Net realized gain (loss) from:
   Investment transactions..............................       5,064,804           (212,486)           (531,506)      19,365,345
   Foreign currency transactions........................         (94,301)            --                   --             --
   Other investment companies...........................         --                  --                   --             --
Change in unrealized appreciation/depreciation of:
   Investments .........................................      11,524,103          1,923,860             432,502        9,954,987
   Translation of assets and liabilities in
     foreign currencies.................................          (1,031)            --                   --             --

             Net Realized and Unrealized Gain (Loss) on
                     Investments and Foreign Currencies       16,493,575          1,711,374             (99,004)      29,320,332

                  Net Increase (Decrease) in Net Assets
                              Resulting from Operations      $16,434,804         $1,696,355           $ (86,119)     $30,113,591


(a) Period from April 15, 1999 (date operations commenced) through December 31, 1999.
(b) Period from April 22, 1999 (date operations commenced) through December 31, 1999.

                                                               MidCap              MidCap              Money              Real
                                                               Growth               Value              Market            Estate
                                                               Account            Account(b)           Account           Account


Net Investment Income
Income:
   Dividends............................................      $  115,886           $ 44,312          $   --          $   635,714
   Withholding tax on foreign dividends.................          --                 --                  --               --
   Interest.............................................          13,388              7,648           4,687,277           19,634


                                           Total Income          129,274             51,960           4,687,277          655,348

Expenses:
   Management and investment advisory fees (Note 3).....          95,048             37,469             440,147           99,831
   Custodian fees.......................................          14,243              5,100               9,369            1,926
   Directors' fees......................................           6,455              2,272               6,317            6,628
   Other................................................             111                 15                 440            1,679


                                   Total Gross Expenses          115,857             44,856             456,273          110,064
Less: Management and investment
   advisory fees waived.................................          14,359              2,400              --               --

                                     Total Net Expenses          101,498             42,456             456,273          110,064


                 Net Investment Income (Operating Loss)           27,776              9,504           4,231,004          545,284

Net Realized and Unrealized  Gain (Loss) on
Investments  and Foreign  Currencies
Net realized gain (loss) from:
   Investment transactions..............................         731,050            502,244              --           (1,479,221)
   Foreign currency transactions........................          --                 --                  --               --
   Other investment companies...........................          --                 --                  --               20,088
Change in unrealized appreciation/depreciation of:
   Investments .........................................         597,863            187,469              --              390,875
   Translation of assets and liabilities in
     foreign currencies.................................          --                 --                  --               --

             Net Realized and Unrealized Gain (Loss) on
                     Investments and Foreign Currencies        1,328,913            689,713              --           (1,068,258)

                  Net Increase (Decrease) in Net Assets
                              Resulting from Operations       $1,356,689           $699,217          $4,231,004      $  (522,974)


(a) Period from April 15, 1999 (date operations commenced) through December 31, 1999.
(b) Period from April 22, 1999 (date operations commenced) through December 31, 1999.

                                                                                  SmallCap
                                                               SmallCap           Growth
                                                                Account           Account


Net Investment Income
Income:
   Dividends............................................      $  122,050        $    64,780
   Withholding tax on foreign dividends.................         --                 --
   Interest.............................................          47,347              4,086


                                           Total Income          169,397             68,866

Expenses:
   Management and investment advisory fees (Note 3).....         149,481            153,958
   Custodian fees.......................................           4,695              5,435
   Directors' fees......................................           6,466              6,552
   Other................................................             519                342


                                   Total Gross Expenses          161,161            166,287
Less: Management and investment
   advisory fees waived.................................         --                   3,049

                                     Total Net Expenses          161,161            163,238


                 Net Investment Income (Operating Loss)            8,236            (94,372)

Net Realized and Unrealized  Gain (Loss) on
Investments  and Foreign  Currencies
Net realized gain (loss) from:
   Investment transactions..............................       4,522,953          2,142,989
   Foreign currency transactions........................         --                 --
   Other investment companies...........................         --                 --
Change in unrealized appreciation/depreciation of:
   Investments .........................................       2,652,903         12,830,588
   Translation of assets and liabilities in
     foreign currencies.................................         --                 --

             Net Realized and Unrealized Gain (Loss) on
                     Investments and Foreign Currencies        7,175,856         14,973,577

                  Net Increase (Decrease) in Net Assets
                              Resulting from Operations       $7,184,092        $14,879,205


(a) Period from April 15, 1999 (date operations commenced) through December 31, 1999.
(b) Period from April 22, 1999 (date operations commenced) through December 31, 1999.

See accompanying notes.

Year Ended December 31, 1999, Except as Noted

STATEMENTS OF OPERATIONS (Continued)

PRINCIPAL VARIABLE CONTRACTS FUND, INC.


                                                               SmallCap          Stock Index
                                                                Value               500              Utilities
                                                               Account           Account(a)           Account


Net Investment Income
Income:
   Dividends............................................      $  146,431        $   193,726          $  713,054
   Interest.............................................          23,772            128,847              79,044


                                           Total Income          170,203            322,573             792,098

Expenses:
   Management and investment advisory fees (Note 3).....          94,464             61,479              150,219
   Custodian fees.......................................          22,524             22,262               2,497
   Directors' fees......................................           6,462              2,272               6,543
   Other................................................             115                257                 301


                                   Total Gross Expenses          123,565             86,270             159,560
Less: Management and investment
   advisory fees waived.................................          23,900             15,995             --

                                     Total Net Expenses           99,665             70,275             159,560


                                  Net Investment Income           70,538            252,298             632,538

Net Realized and Unrealized Gain (Loss) on
Investments
Net realized gain from investment transactions..........         490,603            381,179             539,988
Change in unrealized appreciation/depreciation of:
   Investments .........................................       1,306,560          2,737,285            (571,384)
   Futures Contracts (Note 7)...........................          --                225,612             --

                            Net Realized and Unrealized
                             Gain (Loss) on Investments        1,797,163          3,344,076             (31,396)

                   Net Increase in Net Assets Resulting
                                        from Operations       $1,867,701         $3,596,374          $  601,142


(a) Period from April 22, 1999 (date operations commenced) through December 31, 1999.

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS

PRINCIPAL VARIABLE CONTRACTS FUND, INC.





                                                                      Aggressive Growth                       Asset Allocation
                                                                           Account                                 Account

                                                                    Year             Year                   Year            Year
                                                                    Ended            Ended                  Ended           Ended
                                                                December 31,     December 31,           December 31,    December 31,
                                                                    1999             1998                   1999            1998

Operations
Net investment income (operating loss).................         $   (224,300)    $    416,093           $  2,149,639   $  2,045,074
Net realized gain (loss) from investment transactions..           35,928,978        8,924,147              7,774,018      2,109,740
Change in unrealized appreciation/depreciation
   of investments......................................           65,213,176       21,906,942              5,375,693      2,810,389

                  Net Increase (Decrease) in Net Assets
                              Resulting from Operations          100,917,854       31,247,182             15,299,350      6,965,203

Dividends and Distributions to Shareholders
From net investment income.............................              --              (414,827)            (2,154,921)    (2,028,007)
Excess dividends from  net investment income...........              --              --                      --              --
From net realized gain on investments..................          (23,403,393)     (10,737,997)            (6,653,505)    (2,641,599)
Excess distributions of net realized gain on
   investments.........................................              --              --                      --              --
Tax return of capital distributions....................              --              --                      --              --

                      Total Dividends and Distributions          (23,403,393)     (11,152,824)            (8,808,426)    (4,669,606)

Capital Share Transactions (Note 5)
Shares sold............................................           70,412,199       72,833,445              8,283,088     14,893,506
Shares issued in reinvestment of dividends
   and distributions...................................           23,403,393       11,077,348              7,743,895      3,422,465
Shares redeemed........................................          (16,325,801)     (29,129,088)           (16,896,631)   (13,326,727)

                  Net Increase (Decrease) in Net Assets
                        from Capital Share Transactions           77,489,791       54,781,705               (869,648)     4,989,244


                                        Total Increase           155,004,252       74,876,063              5,621,276      7,284,841

Net Assets
Beginning of period....................................          224,058,066      149,182,003             84,089,285     76,804,444

End of period [including undistributed (overdistributed)
   net investment income as set forth below]...........         $379,062,318     $224,058,066           $ 89,710,561   $ 84,089,285



Undistributed (Overdistributed) Net Investment
   Income..............................................         $    --          $     11,545           $    --        $     43,376



(a) Period from April 15, 1999 (date operations commenced) through December 31, 1999.

                                                                            Balanced                             Blue Chip
                                                                             Account                              Account

                                                                   Year             Year                          Period
                                                                   Ended            Ended                          Ended
                                                                December 31,     December 31,                   December 31,
                                                                    1999            1998                           1999(a)
Operations
Net investment income (operating loss).................         $  7,173,286     $  5,571,969                   $   53,354
Net realized gain (loss) from investment transactions..            6,137,003        6,127,300                      (31,747)
Change in unrealized appreciation/depreciation
   of investments......................................           (8,446,637)       6,919,746                      278,570

                  Net Increase (Decrease) in Net Assets
                              Resulting from Operations            4,863,652       18,619,015                      300,177

Dividends and Distributions to Shareholders
From net investment income.............................           (7,245,852)      (5,549,524)                     (53,354)
Excess dividends from  net investment income...........              (10,394)        --                             --
From net realized gain on investments..................           (7,861,220)      (6,200,923)                      --
Excess distributions of net realized gain on
   investments.........................................             (243,460)         --                            --
Tax return of capital distributions....................               --              --                              (492)

                      Total Dividends and Distributions          (15,360,926)     (11,750,447)                     (53,846)

Capital Share Transactions (Note 5)
Shares sold............................................           30,775,483       58,745,324                    6,284,956
Shares issued in reinvestment of dividends
   and distributions...................................           15,360,054       11,678,013                       10,146
Shares redeemed........................................          (24,494,245)     (12,515,718)                     (87,966)

                  Net Increase (Decrease) in Net Assets
                        from Capital Share Transactions           21,641,292       57,907,619                    6,207,136


                                        Total Increase            11,144,018       64,776,187                    6,453,467

Net Assets
Beginning of period....................................          198,603,294      133,827,107                       --

End of period [including undistributed (overdistributed)
   net investment income as set forth below]...........         $209,747,312     $198,603,294                   $6,453,467



Undistributed (Overdistributed) Net Investment
   Income..............................................         $    (11,210)    $     72,566                   $   --



(a) Period from April 15, 1999 (date operations commenced) through December 31, 1999.

                                                                           Bond
                                                                          Account

                                                                    Year            Year
                                                                    Ended           Ended
                                                                December 31,     December 31,
                                                                    1999            1998

Operations
Net investment income (operating loss).................         $  8,576,397     $  6,310,353
Net realized gain (loss) from investment transactions..             (389,028)         171,543
Change in unrealized appreciation/depreciation
   of investments......................................          (11,581,812)         665,410

                  Net Increase (Decrease) in Net Assets
                              Resulting from Operations           (3,394,443)       7,147,306

Dividends and Distributions to Shareholders
From net investment income.............................           (8,702,169)      (6,229,921)
Excess dividends from  net investment income...........              --              --
From net realized gain on investments..................              --              --
Excess distributions of net realized gain on
   investments.........................................              --               (64,690)
Tax return of capital distributions....................              --              --

                      Total Dividends and Distributions           (8,702,169)      (6,294,611)

Capital Share Transactions (Note 5)
Shares sold............................................           22,315,562       43,746,705
Shares issued in reinvestment of dividends
   and distributions...................................            8,702,169        6,235,729
Shares redeemed........................................          (15,827,234)     (10,783,022)

                  Net Increase (Decrease) in Net Assets
                        from Capital Share Transactions           15,190,497       39,199,412


                                        Total Increase             3,093,885       40,052,107

Net Assets
Beginning of period....................................          121,972,775       81,920,668

End of period [including undistributed (overdistributed)
   net investment income as set forth below]...........         $125,066,660     $121,972,775



Undistributed (Overdistributed) Net Investment
   Income..............................................         $        435     $    132,464



(a) Period from April 15, 1999 (date operations commenced) through December 31, 1999.

See accompanying notes.


STATEMENTS OF CHANGES IN NET ASSETS (Continued)

PRINCIPAL VARIABLE CONTRACTS FUND, INC.





                                                                        Capital Value                      Government Securities
                                                                           Account                                Account

                                                                    Year             Year                  Year            Year
                                                                    Ended            Ended                Ended           Ended
                                                                December 31,     December 31,          December 31,    December 31,
                                                                    1999             1998                  1999            1998
Operations
Net investment income..................................         $  8,240,632     $  6,985,872          $  8,781,791    $  7,217,758
Net realized gain (loss) from investment and
   foreign currency transactions.......................           28,203,265       16,930,138                56,873         (13,992)
Change in unrealized appreciation/depreciation of
   investments and translation of assets and
   liabilities in foreign currencies...................          (53,910,054)      17,291,388            (9,257,079)      2,037,737

                 Net Increase (Decrease) in Net Assets
                              Resulting from Operations          (17,466,157)      41,207,398              (418,415)      9,241,503

Dividends and Distributions to Shareholders
From net investment income.............................           (8,380,269)      (6,911,025)           (8,912,447)     (7,115,164)
Excess distribution of net investment income...........              --              --                     --              --
From net realized gain on investments and foreign
   currency transactions...............................          (32,879,252)     (13,164,503)              --              --
Excess distribution of net realized gains on
   investments and foreign currency transactions.......           (9,290,749)        --                     --              --
Tax return of capital distributions....................               (3,567)        --                     --              --


                      Total Dividends and Distributions          (50,553,837)     (20,075,528)           (8,912,447)     (7,115,164)

Capital Share Transactions (Note 5)
Shares sold............................................           41,555,654       79,577,822            24,153,463      46,958,873
Shares issued in reinvestment of dividends
   and distributions...................................           50,392,205       19,989,935             8,912,447       7,060,788
Shares redeemed........................................          (41,724,892)     (20,207,043)          (27,264,804)     (9,151,234)

                  Net Increase (Decrease) in Net Assets
                        from Capital Share Transactions           50,222,967       79,360,714             5,801,106      44,868,427


                              Total Increase (Decrease)          (17,797,027)     100,492,584            (3,529,756)     46,994,766

Net Assets
Beginning of year......................................          385,723,793      285,231,209           141,317,226      94,322,460

End of year [including undistributed (overdistributed)
   net investment income as set forth below]...........         $367,926,766     $385,723,793          $137,787,470    $141,317,226



Undistributed (Overdistributed) Net Investment
   Income..............................................         $    --          $    151,505          $     13,699    $    156,200



                                                                            Growth                                High Yield
                                                                            Account                                 Account

                                                                    Year            Year                    Year            Year
                                                                   Ended           Ended                   Ended           Ended
                                                                December 31,     December 31,           December 31,    December 31,
                                                                    1999            1998                    1999            1998

Operations
Net investment income..................................         $  2,040,052     $  2,637,397           $ 1,197,302     $ 1,269,488
Net realized gain (loss) from investment and
   foreign currency transactions.......................           37,694,571        3,840,296              (593,513)       (124,849)
Change in unrealized appreciation/depreciation of
   investments and translation of assets and
   liabilities in foreign currencies...................            7,380,568       33,717,501              (350,732)     (1,237,225)

                 Net Increase (Decrease) in Net Assets
                              Resulting from Operations           47,115,191       40,195,194               253,057         (92,586)

Dividends and Distributions to Shareholders
From net investment income.............................           (2,019,736)      (2,591,736)           (1,222,012)     (1,258,071)
Excess distribution of net investment income...........              --              --                     (48,020)        --
From net realized gain on investments and foreign
   currency transactions...............................           (1,365,000)      (2,466,719)               --             --
Excess distribution of net realized gains on
   investments and foreign currency transactions.......              --              --                      --             --
Tax return of capital distributions....................              --              --                      --             --


                      Total Dividends and Distributions           (3,384,736)      (5,058,455)           (1,270,032)     (1,258,071)

Capital Share Transactions (Note 5)
Shares sold............................................           55,919,566       62,174,313               375,171         538,125
Shares issued in reinvestment of dividends
   and distributions...................................            3,365,051        5,025,050             1,270,031       1,258,071
Shares redeemed........................................          (16,961,092)     (10,668,882)             (993,134)     (2,239,690)

                  Net Increase (Decrease) in Net Assets
                        from Capital Share Transactions           42,323,525       56,530,481               652,068        (443,494)


                              Total Increase (Decrease)           86,053,980       91,667,220              (364,907)     (1,794,151)

Net Assets
Beginning of year......................................          259,827,613      168,160,393            14,042,632      15,836,783

End of year [including undistributed (overdistributed)
   net investment income as set forth below]...........         $345,881,593     $259,827,613           $13,677,725     $14,042,632



Undistributed (Overdistributed) Net Investment
   Income..............................................         $     20,316     $     45,662           $   (84,053)    $    24,710


                                                                      International
                                                                          Account

                                                                     Year            Year
                                                                    Ended           Ended
                                                                 December 31,    December 31,
                                                                     1999           1998

Operations
Net investment income..................................         $  5,217,374     $  2,562,111
Net realized gain (loss) from investment and
   foreign currency transactions.......................           12,581,615        8,234,283
Change in unrealized appreciation/depreciation of
   investments and translation of assets and
   liabilities in foreign currencies...................           22,634,156        1,259,587

                 Net Increase (Decrease) in Net Assets
                              Resulting from Operations           40,433,145       12,055,981

Dividends and Distributions to Shareholders
From net investment income.............................           (5,097,167)      (2,463,498)
Excess distribution of net investment income...........              --               --
From net realized gain on investments and foreign
   currency transactions...............................          (15,868,120)      (5,106,126)
Excess distribution of net realized gains on
   investments and foreign currency transactions.......           (2,783,514)         --
Tax return of capital distributions....................              --               --


                      Total Dividends and Distributions          (23,748,801)      (7,569,624)

Capital Share Transactions (Note 5)
Shares sold............................................           17,339,054       27,355,505
Shares issued in reinvestment of dividends
   and distributions...................................           23,563,847        7,505,035
Shares redeemed........................................          (13,939,684)     (11,047,756)

                  Net Increase (Decrease) in Net Assets
                        from Capital Share Transactions           26,963,217       23,812,784


                              Total Increase (Decrease)           43,647,561       28,299,141

Net Assets
Beginning of year......................................          153,587,915      125,288,774

End of year [including undistributed (overdistributed)
   net investment income as set forth below]...........         $197,235,476     $153,587,915



Undistributed (Overdistributed) Net Investment
   Income..............................................         $    (68,786)    $     98,613

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

PRINCIPAL VARIABLE CONTRACTS FUND, INC.






                                                                   International SmallCap                      LargeCap Growth
                                                                           Account                                 Account

                                                                    Year           Period                          Period
                                                                    Ended           Ended                           Ended
                                                                December 31,     December 31,                   December 31,
                                                                    1999           1998(a)                         1999(b)

Operations
Net investment income (operating loss).................          $   (58,771)     $    37,054                    $  (15,019)
Net realized gain (loss) from investment and
   foreign currency transactions.......................            4,970,503         (321,166)                     (212,486)
Change in unrealized appreciation/depreciation of
   investments and translation of assets and
   liabilities in foreign currencies...................           11,523,072         (742,709)                    1,923,860

                 Net Increase (Decrease) in Net Assets
                              Resulting from Operations           16,434,804       (1,026,821)                    1,696,355

Dividends and Distributions to Shareholders
From net investment income.............................               --              (35,645)                       --
From net realized gain on investments and foreign
   currency transactions...............................           (1,673,285)         --                             --


                      Total Dividends and Distributions           (1,673,285)         (35,645)                       --

Capital Share Transactions (Note 5)
Shares sold............................................           12,265,656       14,424,171                     5,359,054
Shares issued in reinvestment of dividends
   and distributions...................................              940,385           10,645                        --
Shares redeemed........................................           (1,002,938)        (297,198)                      (10,778)

                  Net Increase (Decrease) in Net Assets
                        from Capital Share Transactions           12,203,103       14,137,618                     5,348,276


                                         Total Increase           26,964,622       13,075,152                     7,044,631

Net Assets
Beginning of period....................................           13,075,152         --                              --

End of period (including undistributed net
   investment income as set forth below)...............          $40,039,774      $13,075,152                    $7,044,631



Undistributed Net Investment Income....................          $    --          $     1,409                    $   --



(a) Period from April 16, 1998 (date operations commenced) through December 31, 1998.
(b) Period from April 15, 1999 (date operations commenced) through December 31, 1999.
(c) Period from April 9, 1998 (date  operations  commenced) through
    December  31,  1998.
(d) Period from April 23,  1998 (date  operations ommenced) through
    December 31, 1998.


                                                                           MicroCap                               MidCap
                                                                            Account                               Account

                                                                    Year            Period                Year            Year
                                                                    Ended            Ended                Ended           Ended
                                                                 December 31,    December 31,          December 31,    December 31,
                                                                     1999           1998(c)               1999            1998

Operations
Net investment income (operating loss).................           $   12,885       $   23,660          $    793,259    $  1,551,489
Net realized gain (loss) from investment and
   foreign currency transactions.......................             (531,506)        (282,071)           19,365,345      19,861,967
Change in unrealized appreciation/depreciation of
   investments and translation of assets and
   liabilities in foreign currencies...................              432,502         (739,663)            9,954,987     (14,225,511)

                 Net Increase (Decrease) in Net Assets
                              Resulting from Operations              (86,119)        (998,074)           30,113,591       7,187,945

Dividends and Distributions to Shareholders
From net investment income.............................               (9,327)         (23,406)             (800,858)     (1,523,502)
From net realized gain on investments and foreign
   currency transactions...............................               --               --               (12,036,219)    (14,343,647)


                      Total Dividends and Distributions               (9,327)         (23,406)          (12,837,077)    (15,867,149)

Capital Share Transactions (Note 5)
Shares sold............................................            1,463,056        6,619,971            14,176,495      42,184,795
Shares issued in reinvestment of dividends
   and distributions...................................                3,428            5,406            12,769,908      15,782,083
Shares redeemed........................................             (336,969)        (220,298)          (41,343,300)    (14,447,105)

                  Net Increase (Decrease) in Net Assets
                        from Capital Share Transactions            1,129,515        6,405,079           (14,396,897)     43,519,773


                                         Total Increase            1,034,069        5,383,599             2,879,617      34,840,569

Net Assets
Beginning of period....................................            5,383,599           --               259,470,208     224,629,639

End of period (including undistributed net
   investment income as set forth below)...............           $6,417,668       $5,383,599          $262,349,825    $259,470,208



Undistributed Net Investment Income....................           $    3,558       $      254          $    --         $     54,439



(a) Period from April 16, 1998 (date operations commenced) through December 31, 1998.
(b) Period from April 15, 1999 (date operations commenced) through December 31, 1999.
(c) Period from April 9, 1998 (date  operations  commenced) through
    December  31,  1998.
(d) Period from April 23,  1998 (date  operations commenced) through
    December 31, 1998.


                                                                         MidCap Growth
                                                                            Account

                                                                     Year           Period
                                                                     Ended           Ended
                                                                  December 31,    December 31,
                                                                     1999           1998(d)

Operations
Net investment income (operating loss).................          $    27,776       $   (2,778)
Net realized gain (loss) from investment and
   foreign currency transactions.......................              731,050         (734,101)
Change in unrealized appreciation/depreciation of
   investments and translation of assets and
   liabilities in foreign currencies...................              597,863          869,218

                 Net Increase (Decrease) in Net Assets
                              Resulting from Operations            1,356,689          132,339

Dividends and Distributions to Shareholders
From net investment income.............................              (24,552)         --
From net realized gain on investments and foreign
   currency transactions...............................               --              --


                      Total Dividends and Distributions              (24,552)         --

Capital Share Transactions (Note 5)
Shares sold............................................            5,139,121        8,559,386
Shares issued in reinvestment of dividends
   and distributions...................................               15,052          --
Shares redeemed........................................             (755,526)        (158,214)

                  Net Increase (Decrease) in Net Assets
                        from Capital Share Transactions            4,398,647        8,401,172


                                         Total Increase            5,730,784        8,533,511

Net Assets
Beginning of period....................................            8,533,511          --

End of period (including undistributed net
   investment income as set forth below)...............          $14,264,295       $8,533,511



Undistributed Net Investment Income....................          $     3,224       $  --



(a) Period from April 16, 1998 (date operations commenced) through December 31, 1998.
(b) Period from April 15, 1999 (date operations commenced) through December 31, 1999.
(c) Period from April 9, 1998 (date  operations  commenced) through
    December  31,  1998.
(d) Period from April 23,  1998 (date  operations commenced) through
    December 31, 1998.

See accompanying notes.


STATEMENTS OF CHANGES IN NET ASSETS (Continued)

PRINCIPAL VARIABLE CONTRACTS FUND, INC.





                                                                         MidCap Value                           Money Market
                                                                            Account                                Account

                                                                            Period                         Year           Year
                                                                             Ended                         Ended          Ended
                                                                          December 31,                 December 31,    December 31,
                                                                            1999(a)                        1999            1998

Operations
Net investment income..................................                  $    9,504                    $  4,231,004    $  3,100,805
Net realized gain (loss) from investment transactions..                     502,244                         --              --
Change in unrealized appreciation/depreciation
   of investments .....................................                     187,469                         --              --

                 Net Increase (Decrease) in Net Assets
                              Resulting from Operations                     699,217                       4,231,004       3,100,805

Dividends and Distributions to Shareholders
From net investment income.............................                      (9,504)                     (4,231,004)     (3,100,805)
Excess distribution of net investment income...........                        (200)                        --              --
From net realized gain on investments..................                    (116,388)                        --              --

                      Total Dividends and Distributions                    (126,092)                     (4,231,004)     (3,100,805)


Capital Share Transactions (Note 5)
Shares sold............................................                   5,179,418                     119,049,917     130,878,349
Shares issued in reinvestment of dividends
   and distributions...................................                       3,943                       4,228,174       3,052,413
Shares redeemed........................................                        (844)                    (85,617,203)    (97,982,858)

                       Net Increase in Net Assets from
                             Capital Share Transactions                   5,182,517                      37,660,888      35,947,904


                             Total Increase (Decrease)                    5,755,642                      37,660,888      35,947,904

Net Assets
Beginning of period....................................                     --                           83,262,822      47,314,918

End of period (including undistributed net
   investment income as set forth below)...............                  $5,755,642                    $120,923,710    $ 83,262,822



Undistributed Net Investment Income....................                  $   --                        $    --         $    --



(a) Period from April 22, 1999 (date operations commenced) through December 31, 1999.
(b) Period from April 23, 1998 (date operations commenced) through December 31, 1998.
(c) Period from April 9, 1998 (date  operations  commenced) through
    December 31, 1998.

                                                                          Real Estate                           SmallCap
                                                                            Account                              Account

                                                                    Year             Period                 Year          Period
                                                                    Ended            Ended                 Ended          Ended
                                                                 December 31,     December 31,          December 31,    December 31,
                                                                     1999            1998(b)                1999           1998(c)
Operations
Net investment income..................................          $   545,284      $   386,777           $     8,236     $     1,616
Net realized gain (loss) from investment transactions..           (1,459,133)        (171,901)            4,522,953         (71,160)
Change in unrealized appreciation/depreciation
   of investments .....................................              390,875         (857,850)            2,652,903      (1,593,746)

                 Net Increase (Decrease) in Net Assets
                              Resulting from Operations             (522,974)        (642,974)            7,184,092      (1,663,290)

Dividends and Distributions to Shareholders
From net investment income.............................             (571,628)        (340,132)               (8,617)         (1,161)
Excess distribution of net investment income...........               --              --                     --              --
From net realized gain on investments..................               --              --                 (2,243,300)         --

                      Total Dividends and Distributions             (571,628)        (340,132)           (2,251,917)


Capital Share Transactions (Note 5)
Shares sold............................................            1,094,954       11,895,162             9,247,605      13,867,996
Shares issued in reinvestment of dividends
   and distributions...................................              120,628           54,131             1,257,617             362
Shares redeemed........................................             (469,452)         (57,431)           (1,422,059)       (109,602)

                       Net Increase in Net Assets from
                             Capital Share Transactions              746,130       11,891,862             9,083,163      13,758,756


                             Total Increase (Decrease)              (348,472)      10,908,756            14,015,338      12,094,305

Net Assets
Beginning of period....................................           10,908,756          --                 12,094,305          --

End of period (including undistributed net
   investment income as set forth below)...............          $10,560,284      $10,908,756           $26,109,643     $12,094,305



Undistributed Net Investment Income....................          $    21,800      $    46,645           $        91     $       455



(a) Period from April 22, 1999 (date operations commenced) through December 31, 1999.
(b) Period from April 23, 1998 (date operations commenced) through December 31, 1998.
(c) Period from April 9, 1998 (date  operations  commenced) through
    December 31, 1998.

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

PRINCIPAL VARIABLE CONTRACTS FUND, INC.






                                                                       SmallCap Growth                         SmallCap Value
                                                                           Account                                 Account

                                                                    Year            Period                 Year           Period
                                                                    Ended            Ended                 Ended           Ended
                                                                December 31,      December 31,          December 31,    December 31,
                                                                    1999            1998(a)                1999           1998(b)

Operations
Net investment income (operating loss).................         $    (94,372)      $  (30,249)          $    70,538      $   29,302
Net realized gain (loss) from investment transactions..            2,142,989         (739,178)              490,603        (499,000)
Change in unrealized appreciation/depreciation of
   investments.........................................           12,830,588        1,311,277             1,306,560        (313,166)

                 Net Increase (Decrease) in Net Assets
                              Resulting from Operations           14,879,205          541,850             1,867,701        (782,864)

Dividends and Distributions to Shareholders
From net investment income.............................               --              --                    (70,821)        (27,033)
From net realized gain on investments..................             (377,219)         --                     --             --

                      Total Dividends and Distributions             (377,219)         --                    (70,821)        (27,033)


Capital Share Transactions (Note 5)
Shares sold............................................           17,228,800        8,080,818             2,845,395       7,875,091
Shares issued in reinvestment of dividends
   and distributions...................................              279,819          --                     38,121          10,433
Shares redeemed........................................             (798,052)        (160,040)             (495,325)       (180,241)

                        Net Increase in Net Assets from
                             Capital Share Transactions           16,710,567        7,920,778             2,388,191       7,705,283


                                         Total Increase           31,212,553        8,462,628             4,185,071       6,895,386

Net Assets
Beginning of period....................................            8,462,628          --                  6,895,386         --

End of period (including undistributed net
   investment income as set forth below)...............          $39,675,181       $8,462,628           $11,080,457      $6,895,386



Undistributed Net Investment Income....................          $    --           $   --               $     1,583      $    2,269



(a) Period from April 2, 1998 (date operations commenced) through December 31, 1998.
(b) Period from April 16, 1998 (date operations commenced) through December 31, 1998.
(c) Period from April 22, 1999 (date  operations  commenced) through
    December 31, 1999.



                                                                         Stock Index 500                         Utilities
                                                                             Account                              Account

                                                                             Period                         Year           Period
                                                                              Ended                         Ended          Ended
                                                                           December 31,                 December 31,    December 31,
                                                                             1999(c)                        1999           1998(a)

Operations
Net investment income (operating loss).................                  $    252,298                   $   632,538     $   289,426
Net realized gain (loss) from investment transactions..                       381,179                       539,988         (15,441)
Change in unrealized appreciation/depreciation of
   investments.........................................                     2,962,897                      (571,384)      1,578,176

                 Net Increase (Decrease) in Net Assets
                              Resulting from Operations                     3,596,374                       601,142       1,852,161

Dividends and Distributions to Shareholders
From net investment income.............................                      (251,839)                     (631,032)       (284,024)
From net realized gain on investments..................                      (325,933)                     (137,455)        --

                      Total Dividends and Distributions                      (577,772)                     (768,487)       (284,024)


Capital Share Transactions (Note 5)
Shares sold............................................                    43,343,872                    12,923,415      17,143,864
Shares issued in reinvestment of dividends
   and distributions...................................                       431,172                       488,387         108,024
Shares redeemed........................................                      (705,324)                     (858,385)       (521,951)

                        Net Increase in Net Assets from
                             Capital Share Transactions                    43,069,720                    12,553,417      16,729,937


                                         Total Increase                    46,088,322                    12,386,072      18,298,074

Net Assets
Beginning of period....................................                        --                        18,298,074         --

End of period (including undistributed net
   investment income as set forth below)...............                   $46,088,322                   $30,684,146     $18,298,074



Undistributed Net Investment Income....................                   $       459                   $     1,506     $     5,402



(a) Period from April 2, 1998 (date operations commenced) through December 31, 1998.
(b) Period from April 16, 1998 (date operations commenced) through December 31, 1998.
(c) Period from April 22, 1999 (date  operations  commenced) through
    December 31, 1999.

See accompanying note.

NOTES TO FINANCIAL STATEMENTS



PRINCIPAL VARIABLE CONTRACTS FUND, INC.

Aggressive Growth Account             High Yield Account                   Money Market Account
Asset Allocation Account              International Account                Real Estate Account
Balanced Account                      International SmallCap Account       SmallCap Account
Blue Chip Account                     LargeCap Growth Account              SmallCap Growth Account
Bond Account                          MicroCap Account                     SmallCap Value Account
Capital Value Account                 MidCap Account                       Stock Index 500 Account
Government Securities Account         MidCap Growth Account                Utilities Account
Growth Account                        MidCap Value Account

Note 1 -- Significant Accounting Policies

Principal Variable Contracts Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company and operates in the mutual fund industry. The Fund currently consists of 23 accounts (Aggressive Growth Account, Asset Allocation Account, Balanced Account, Blue Chip Account, Bond Account, Capital Value Account, Government Securities Account, Growth Account, High Yield Account, International Account, International SmallCap Account, LargeCap Growth Account, MicroCap Account, MidCap Account, MidCap Growth Account, MidCap Value Account, Money Market Account, Real Estate Account, SmallCap Account, SmallCap Growth Account, SmallCap Value Account, Stock Index 500 Account and Utilities Account) (known as the "Accounts").

During April 1999, Principal Life Insurance Company (See Note 3) made initial purchases of Capital Shares of four new accounts as follows:

                Date                                                Capital
             Operations                                             Shares
              Commenced                 Account Name               Purchased

          April 15, 1999        Blue Chip Account                    500,000
          April 15, 1999        LargeCap Growth Account              500,000
          April 22, 1999        MidCap Value Account                 500,000
          April 22, 1999        Stock Index 500 Account            1,000,000

The Accounts (with the exception of the Money Market Account) value securities for which market quotations are readily available at market value, which is determined using the last reported sale price or, if no sales are reported, as is regularly the case for some securities traded over-the-counter, the last reported bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to certain debt securities, preferred stocks and foreign securities, the investments are valued by using prices provided by market makers or estimates of market values obtained from yield data and other factors relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by the Fund's Board of Directors. Securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing net asset value per share are usually determined as of such times. Occasionally, events which affect the values of such securities and foreign currency exchange rates may occur between the times at which they are generally determined and the close of the New York Stock
Exchange and would therefore not be reflected in the computation of each account's net asset value. If events materially affecting the value of such securities occur during such period, then these securities are valued at their fair value as determined in good faith by Principal Management Corporation (the "Manager") under procedures established and regularly reviewed by the Fund's Board of Directors. To the extent each account invests in foreign securities listed on foreign exchanges which trade on days on which an account does not determine its net asset value, for example Saturdays and other customary national U.S. holidays, each account's net asset value could be significantly affected on days when shareholders do not have access to the account.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the International and International SmallCap Accounts to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund's Board of Directors as may occasionally be necessary.

The Money Market Account values its securities at amortized cost, which approximates market. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the account.

With respect to the International and International SmallCap Accounts, the value of foreign securities in foreign currency amounts is expressed in U.S. dollars at the closing daily rate of exchange. The identified cost of the portfolio holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

The Accounts record investment transactions generally one day after the trade date, except for short-term investment transactions, which are recorded generally on the trade date. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Accounts record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Accounts are informed of the ex-dividend date. Interest income is recognized on an accrual basis.

With respect to the  International  and  International  SmallCap  Accounts,  net
realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.

The Accounts may, pursuant to an exemptive order issued by the Securities and Exchange Commission, transfer uninvested funds into a joint trading account. The order permits the Accounts' cash balances to be deposited into a single joint account along with the cash of other registered investment companies managed by Principal Management Corporation. These balances may be invested in one or more short-term instruments.

With respect to the Money Market Account, all net investment income and any realized gains and losses from investment transactions are declared as dividends daily to shareholders of record as of that day. Dividends and distributions to shareholders of the other accounts are recorded on the ex-dividend date.

Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from generally accepted accounting principles. Permanent book and tax basis differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Material reclassifications made for the Accounts were as follows:

                                         Year Ended             Periods Ended
                                      December 31, 1999       December 31, 1998

 Aggressive Growth Account                $237,223                $  --
 Asset Allocation Account                   52,169                   --
 Growth Account                             46,545                   --
 High Yield Account                        159,175                 66,211
 International Account                      54,062                 61,967
 International SmallCap Account            153,217                   --
 MidCap Account                             63,183                   --
 SmallCap Growth Account                    94,372                 30,249

Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes, but not for tax purposes, are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as tax return of capital distributions.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 2 -- Federal Income Taxes

No provision for federal income taxes is considered necessary because each account is qualified as a "regulated investment company" under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders. The cost of investments for federal income tax reporting purposes approximates that used for financial reporting purposes.

At December 31, 1999, the following Accounts had approximate net capital loss carryforwards as follows:

                                                                               Government
              Net Capital Loss               Blue Chip          Bond           Securities       High Yield
          Carryforwards Expire In:            Account          Account           Account          Account

                    2000                     $  --            $ --             $  --            $   14,000
                    2001                        --               --               --               246,000
                    2002                        --               --              274,000           114,000
                    2003                        --               --               41,000            49,000
                    2004                        --               --                --               --
                    2005                        --               --                --               --
                    2006                        --               --               14,000            --
                    2007                       32,000           414,000           --               726,000

                                              $32,000          $414,000         $329,000        $1,149,000



                                             LargeCap                            MidCap                            SmallCap
              Net Capital Loss                Growth          MicroCap           Growth         Real Estate          Value
          Carryforwards Expire In:            Account          Account           Account          Account           Account

                    2006                    $   --             $155,000           $3,000         $172,000            $8,000
                    2007                      154,000           636,000           --              745,000             --

                                             $154,000          $791,000           $3,000         $917,000            $8,000




Note 3 -- Management Agreement and Transactions With Affiliates

The Fund has agreed to pay investment advisory and management fees to Principal Management Corporation (wholly owned by Princor Financial Services Corporation, a subsidiary of Principal Financial Services, Inc.) computed at an annual percentage rate of each account's average daily net assets. The annual rate used in this calculation for the Accounts is as follows:


                          Net Assets Value of Accounts
                                  (in millions)

                                                     First    Next     Next     Next    Over
                                                     $100     $100     $100     $100    $400

     Aggressive Growth Account                        .80%     .75%     .70%     .65%    .60%
     Asset Allocation Account                         .80      .75      .70      .65     .60
     Balanced Account                                 .60      .55      .50      .45     .40
     Bond Account                                     .50      .45      .40      .35     .30
     Capital Value Account                            .50      .45      .40      .35     .30
     Government Securities Account                    .50      .45      .40      .35     .30
     Growth Account                                   .50      .45      .40      .35     .30
     High Yield Account                               .60      .55      .50      .45     .40
     International Account                            .75      .70      .65      .60     .55
     International SmallCap Account                  1.20     1.15     1.10     1.05    1.00
     MicroCap Account                                1.00      .95      .90      .85     .80
     MidCap Account                                   .65      .60      .55      .50     .45
     MidCap Growth Account                            .90      .85      .80      .75     .70
     Money Market Account                             .50      .45      .40      .35     .30
     Real Estate Account                              .90      .85      .80      .75     .70
     SmallCap Account                                 .85      .80      .75      .70     .65
     SmallCap Growth Account                         1.00      .95      .90      .85     .80
     SmallCap Value Account                          1.10     1.05     1.00      .95     .90
     Utilities Account                                .60      .55      .50      .45     .40


                                                            Net Assets Value of Accounts
                                                                    (in millions)

                                                     First    Next     Next     Next      Over
                                                     $250     $250     $250     $250    $1,000

     Blue Chip Account                                .60%     .55%     .50%     .45%     .40%
     LargeCap Growth Account                         1.10     1.05     1.00      .95      .90
     MidCap Value Account                            1.05     1.00      .95      .90      .85

                                                                    Overall Fee

     Stock Index 500 Account                                            .35%

At the November 2, 1999 shareholder meeting, a modified management fee schedule, effective January 1, 2000, was approved for the following accounts:

                                                            Net Assets Value of Accounts
                                                                    (in millions)

                                                     First    Next     Next     Next      Over
                                                     $250     $250     $250     $250    $1,000

     Capital Value Account                            .60%     .55%     .50%     .45%     .40%
     Growth Account                                   .60      .55      .50      .45      .40
     International Account                            .85      .80      .75      .70      .65

The Manager voluntarily waives a portion of its fee for LargeCap Growth Account, MicroCap Account, MidCap Growth Account, MidCap Value Account, SmallCap Growth Account, SmallCap Value Account and Stock Index 500 Account. The waivers are in amounts that maintain total operating expenses within certain limits. The limits are expressed as a percentage of average daily net assets attributable to each account on an annualized basis during the reporting period. The amount waived and the operating expense limit, which was maintained at or below that shown, are as follows:

                                                           Amount Waived

                                          Periods Ended                Expense
                                        December 31, 1999               Limit

   LargeCap Growth Account                 $   2,452                   1.20%
   MicroCap Account                           13,239                   1.06
   MidCap Growth Account                      14,359                    .96
   MidCap Value Account                        2,400                   1.20
   SmallCap Growth Account                     3,049                   1.06
   SmallCap Value Account                     23,900                   1.16
   Stock Index 500 Account                    15,995                    .40

The Manager intends to continue its voluntary waiver and, if necessary, pay expenses normally payable by the Accounts through December 31, 2000.

No brokerage commissions were paid by the Fund to Princor Financial Services Corporation during the periods. Brokerage commissions were paid to other affiliates by the following accounts:

                                                      Periods Ended                        Periods Ended
                                                    December 31, 1999                    December 31, 1998

     Aggressive Growth Account                           $79,526                             $64,877
     Asset Allocation Account                             16,160                              23,297
     Balanced Account                                     17,821                               8,115
     Blue Chip Account                                     5,010                                 N/A
     Capital Value Account                                61,919                               8,995
     Growth Account                                       40,281                              14,714
     International Account                                95,413                              52,568
     International SmallCap Account                       38,098                               7,121
     LargeCap Growth Account                                 701                                 N/A
     MicroCap Account                                      3,481                               3,594
     MidCap Account                                       36,480                               3,928
     MidCap Growth Account                                 2,732                               4,141
     MidCap Value Account                                 12,572                                 N/A
     Real Estate Account                                   9,240                               6,955
     SmallCap Account                                      3,430                                 640
     SmallCap Growth Account                                 702                                 325
     SmallCap Value Account                                1,307                                 158
     Stock Index 500 Account                                  23                                 N/A
     Utilities Account                                     3,135                                 N/A

All of the shares of the Fund are owned by Principal Life Insurance Company (an affiliate of Princor Financial Services Corporation) and/or one or more separate accounts sponsored by Principal Life Insurance Company.

Note 3 -- Management Agreement and Transactions With Affiliates

For the periods ended December 31, 1999, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the Accounts were as follows:

                                       Purchases         Sales                                           Purchases         Sales

   Aggressive Growth Account          $292,062,785   $248,168,016      LargeCap Growth Account         $  6,465,641    $  1,344,232
   Asset Allocation Account             64,655,536     55,759,290      MicroCap Account                   6,173,300       4,777,399
   Balanced Account                     59,540,754     43,642,419      MidCap Account                   191,490,556     208,549,188
   Blue Chip Account                     6,655,484        587,040      MidCap Growth Account             11,962,233       7,568,797
   Bond Account                         63,667,376     48,909,858      MidCap Value Account               9,635,827       4,958,954
   Capital Value Account               180,767,946    169,492,190      Real Estate Account               11,660,310      10,784,753
   Government Securities Account        26,249,752     23,162,185      SmallCap Account                  25,159,130      18,604,390
   Growth Account                      241,612,594    194,736,941      SmallCap Growth Account           26,937,398      14,036,476
   High Yield Account                   11,686,915     11,606,573      SmallCap Value Account             8,988,191       7,201,139
   International Account               115,085,543    104,985,853      Stock Index 500 Account           35,432,131         554,194
   International SmallCap Account       56,564,624     48,083,082      Utilities Account                 16,711,069       5,378,368

At December 31, 1999, net unrealized appreciation (depreciation) of investments by the Accounts was composed of the following:

                                                                                                  Net Unrealized
                                                                                                   Appreciation
                                                                Gross Unrealized                  (Depreciation)

                                                    Appreciation          (Depreciation)          of Investments

     Aggressive Growth Account                          $ 114,214,155     $  (7,962,028)          $ 106,252,127
     Asset Allocation Account                              17,867,089        (3,628,586)             14,238,503
     Balanced Account                                      28,353,498       (16,255,668)             12,097,830
     Blue Chip Account                                        701,670          (423,100)                278,570
     Bond Account                                             302,671        (7,540,694)             (7,238,023)
     Capital Value Account                                 63,456,663       (25,142,743)             38,313,920
     Government Securities Account                            390,609        (3,891,673)             (3,501,064)
     Growth Account                                        90,172,375        (8,238,604)             81,933,771
     High Yield Account                                       145,074        (1,298,617)             (1,153,543)
     International Account                                 48,224,691        (9,519,201)             38,705,490
     International SmallCap Account                        11,732,042          (951,001)             10,781,041
     LargeCap Growth Account                                2,016,342           (92,482)              1,923,860
     MicroCap Account                                         681,955          (989,116)               (307,161)
     MidCap Account                                        65,832,134       (12,244,519)             53,587,615
     MidCap Growth Account                                  2,627,645        (1,160,564)              1,467,081
     MidCap Value Account                                     670,615          (483,146)                187,469
     Real Estate Account                                      185,737          (652,712)               (466,975)
     SmallCap Account                                       4,156,948        (3,097,791)              1,059,157
     SmallCap Growth Account                               14,842,588          (700,723)             14,141,865
     SmallCap Value Account                                 2,159,969        (1,166,575)                993,394
     Stock Index 500 Account                                5,557,456        (2,594,559)              2,962,897
     Utilities Account                                      3,892,988        (2,886,196)              1,006,792

The Accounts may trade portfolio securities on a "to-be-announced" (TBA) basis. In a TBA transaction, the account commits to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA basis are not settled until they are delivered to the account, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities. As of December 31, 1999, there were no TBA purchase or sell commitments outstanding.

At December 31, 1999, the Accounts held the following securities which were purchased in private placement transactions and may require registration, or an exemption therefrom, in order to effect a sale in the ordinary course of business.

                                                                                                          Value at      Value as a
                                                                                 Date of                December 31,    Percentage
                                        Security Description                   Acquisition      Cost        1999       of Net Assets

   Asset Allocation        AESOP Funding II LLC,
     Account                 Collateralized Mortgage Obligation                   5/5/98   $   503,008 $    499,540       0.56%
                           DSM NV Notes                                           5/6/99       198,894      193,640       0.22
                           Home Depot, Inc. Notes                                9/21/99       299,796      294,105       0.33
                           Israel Electric Corp. Senior Notes                   12/11/96       249,525      238,076       0.26
                           Liberty Mutual Surplus Notes                          4/29/98       275,913      251,453       0.28
                           Monsanto Co. Notes                                    12/4/98       249,338      230,103       0.26
                           Prudential Insurance Co. Senior Notes                 7/16/98       298,674      279,716       0.31

                                                                                                          1,986,633       2.22

   Bond Account            AES Ironwood LLC Senior Secured Bonds                 6/18/99     3,000,000    2,840,040       2.27
                           CE Generation LLC Senior Secured Notes                2/24/99     1,000,000      918,850       0.73
                           Central Vermont Public Service Corp.
                             Second Mortgage Bonds                               7/21/99     1,998,300    1,934,226       1.55
                           Global Crossing Holdings Ltd. Senior Notes           11/12/99     2,452,950    2,471,875       1.98
                           International Game Technology Senior Notes            5/11/99     1,979,480    1,915,000       1.53
                           John Hancock Mutual Life Insurance Co.
                             Surplus Notes                                        1/8/97       958,440      924,353       0.74
                           Lear Corp.  Senior Notes                              5/14/99       989,850      962,748       0.77
                           Orix Credit Alliance Short-Term Notes                 2/26/99     3,000,000    2,983,140       2.39
                           Osprey Trust/Osprey I, Inc.
                             Senior Secured Notes                                9/16/99     3,500,000    3,475,245       2.78
                           Southern Energy, Inc. Senior Notes                    7/21/99     2,000,000    1,935,638       1.54

                                                                                                         20,361,115      16.28

   High Yield Account      Global Crossing Holdings Ltd.
                             Senior Notes                                       11/12/99       490,590      494,375       3.61
                           Lear Corp. Senior Notes                               6/18/99       240,205      234,890       1.72
                           Mercury Financial Services Corp. Senior Notes         4/30/99       288,000      285,000       2.08
                                                                                 7/15/99       188,750      190,000       1.39
                           NEXTLINK Communications, Inc. Senior Notes           11/12/99       300,000      304,500       2.23
                           PSINet, Inc. Senior Notes                            11/24/99       250,000      251,875       1.84
                           York Power Funding Ltd. Senior Secured Bonds          7/31/98       100,000       98,250       0.72

                                                                                                           1,858,890     13.59

   International SmallCap  Neopost SA                                            2/23/99        74,736      190,400       0.48
     Account                                                                     3/31/99        37,197       96,246       0.24
                                                                                  5/4/99        23,982       49,378       0.12
                                                                                  6/9/99        23,428       46,031       0.11

                                                                                                            382,055       0.95

   Utilities Account       Liberty Media Group Convertible Bond                 11/18/99       329,040      361,440       1.18

The Accounts' investments are with various issuers in various industries. The Schedules of Investments contained herein summarize concentrations of credit risk by issuer and industry.
Transactions in Capital Shares by account were as follows:


                                                      Aggressive         Asset Allocation          Balanced              Blue Chip
                                                    Growth Account            Account               Account               Account

  Periods Ended December 31, 1999:
  Shares sold...................................      3,425,846               636,822             1,878,284               629,250
  Shares issued in reinvestment of
   dividends and distributions..................      1,026,476               603,334             1,005,031                   997
  Shares redeemed...............................       (810,972)           (1,296,076)           (1,497,438)               (8,548)

                         Net Increase (Decrease)      3,641,350               (55,920)            1,385,877               621,699



  Year Ended December 31, 1998:
  Shares sold...................................      4,174,437             1,198,581             3,640,419                 N/A
  Shares issued in reinvestment of
   dividends and distributions..................        633,179               283,810               732,853                 N/A
  Shares redeemed...............................     (1,736,629)           (1,080,275)             (780,615)                N/A

                                    Net Increase      3,070,987               402,116             3,592,657




                                                         Bond                 Capital             Government              Growth
                                                        Account            Value Account      Securities Account          Account

  Year Ended December 31, 1999:
  Shares sold...................................      1,888,601             1,114,820             2,222,644             2,609,763
  Shares issued in reinvestment of
   dividends and distributions..................        798,658             1,633,995               868,448               153,620
  Shares redeemed...............................     (1,344,800)           (1,153,770)           (2,494,519)             (782,721)


                                   Net Increase       1,342,459             1,595,045               596,573             1,980,662



  Year Ended December 31, 1998:
  Shares sold...................................      3,555,266             2,141,605             4,214,130             3,240,321
  Shares issued in reinvestment of
   dividends and distributions..................        520,091               547,565               643,690               253,331
  Shares redeemed...............................       (885,965)             (558,554)             (820,547)             (562,472)

                                    Net Increase      3,189,392             2,130,616             4,037,273             2,931,180




                                                      High Yield           International         International           LargeCap
                                                       Account                Account          SmallCap Account       Growth Account

  Periods Ended December 31, 1999:
  Shares sold...................................         46,183             1,134,348               974,795               532,362
  Shares issued in reinvestment of
   dividends and distributions..................        170,703             1,554,312                60,281                 --
  Shares redeemed...............................       (121,722)             (910,209)              (84,837)               (1,046)

                                   Net Increase          95,164             1,778,451               950,239               531,316



  Periods Ended December 31, 1998:
  Shares sold...................................         59,266             1,812,604             1,487,078                 N/A
Shares issued in reinvestment of
   dividends and distributions..................        155,723               526,699                 1,240                 N/A
  Shares redeemed...............................       (251,388)             (770,282)              (35,567)                N/A

                         Net Increase (Decrease)        (36,399)            1,569,021             1,452,751





                                                       MicroCap               MidCap                MidCap             MidCap Value
                                                        Account               Account           Growth Account           Account

  Periods Ended December 31, 1999:
  Shares sold...................................        178,154               421,789               532,104               517,750
  Shares issued in reinvestment of
    dividends and distributions.................            447               374,173                 1,477                   371
  Shares redeemed...............................        (41,910)           (1,235,799)              (79,631)                  (88)

                         Net Increase (Decrease)        136,691              (439,837)              453,950               518,033



  Periods Ended December 31, 1998:
  Shares sold...................................        685,987             1,146,275               902,426                 N/A
Shares issued in reinvestment of
   dividends and distributions..................            685               488,971                 --                    N/A
  Shares redeemed...............................         (28,122)            (419,667)               (18,501)               N/A

                                    Net Increase        658,550             1,215,579               883,925




                                                         Money              Real Estate            SmallCap              SmallCap
                                                    Market Account            Account               Account           Growth Account

  Year Ended December 31, 1999:
  Shares sold...................................    119,049,917               122,880               981,514             1,237,096
  Shares issued in reinvestment of
   dividends and distributions..................      4,228,174                15,099               123,420                15,004
  Shares redeemed...............................    (85,617,203)              (53,710)             (147,886)              (61,655)

                                    Net Increase     37,660,888                84,269               957,048             1,190,445



   Periods Ended December 31, 1998:
  Shares sold...................................        130,878,349         1,203,458             1,487,369               856,088
  Shares issued in reinvestment of
   dividends and distributions..................            3,052,413           6,110                    46                 --
  Shares redeemed...............................         (97,982,858)          (6,214)              (14,091)              (18,461)

                                    Net Increase     35,947,904             1,203,354             1,473,324               837,627




                                                       SmallCap             Stock Index            Utilities
                                                     Value Account          500 Account             Account

  Periods Ended December 31, 1999:
  Shares sold...................................        326,674             4,332,359             1,173,600
  Shares issued in reinvestment of
   dividends and distributions..................          3,981                41,260                44,889
  Shares redeemed...............................        (55,528)              (70,795)              (78,185)

                                    Net Increase        275,127             4,302,824             1,140,304



  Periods Ended December 31, 1998:
  Shares sold...................................        847,411                 N/A               1,715,892
  Shares issued in reinvestment of
   dividends and distributions..................          1,312                 N/A                  10,086
  Shares redeemed...............................        (22,210)                N/A                 (51,273)

                                    Net Increase        826,513                                   1,674,705



The Accounts participate with other funds and portfolios managed by Principal Management Corporation in an unsecured joint line of credit with two banks which allow the accounts to borrow up to $75,000,000 collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the Fed Funds Rate plus .50%. Additionally, a commitment fee is charged at the annual rate of .09% on the average unused portion of the line of credit. The commitment fee is allocated among the participating funds, accounts and portfolios in proportion to their average net assets during each quarter. At December 31, 1999, the Accounts had no outstanding borrowings under the line of credit.

Note 7 -- Futures Contracts

The Accounts (with the exception of Money Market Account) may enter into futures contracts to fully expose the Fund to its investment strategy. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, an account agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the account as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included in the net unrealized appreciation (depreciation) of investments on the Statement of Assets and Liabilities. When the contracts are closed, the account recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the account's cost basis in the contract. Stock Index 500 Account recognized net realized gains from futures contracts in the amount of $367,155 for the period ended December 31, 1999. There were no other realized gains or losses related to futures contracts for the periods ended December 31, 1999 and 1998.

Open Futures Contracts at December 31, 1999 were as follows:

                                                                                  Opening           Value at        Net Unrealized
                                    Number of             Contract                Market          December 31,       Appreciation/
                                    Contracts               Type                   Value              1999          (Depreciation)

  Stock Index 500 Account              22                 S&P 500               $7,937,488         $8,163,100          $225,612
                                                    March 2000 Futures

An Account's use of futures contracts may expose the Account to certain risks. Risks include the possibility of an illiquid market and the change in the value of the contracts may not correlate with changes in the value of the securities being hedged. Unexpected adverse price movements could cause the Account's hedging strategy to be unsuccessful and result in losses.


SCHEDULES OF INVESTMENTS

PRINCIPAL VARIABLE CONTRACTS FUND, INC.
AGGRESSIVE GROWTH ACCOUNT


                                           Shares
                                            Held           Value


Common Stocks (97.39%)

Advertising (1.21%)
   Omnicom Group                            45,800      $ 4,580,000

Aircraft & Parts (5.56%)
   General Dynamics                         87,700        4,626,175
   Textron, Inc.                            49,600        3,803,700
   United Technologies                     194,300       12,629,500

                                                         21,059,375
Bakery Products (0.38%)
   Keebler Foods Co.                        50,900(a)     1,431,563

Beverages (0.86%)
   Anheuser-Busch Cos., Inc.                46,100        3,267,337

Cable & Other Pay TV Services (3.94%)
   Charter Communication Class A            64,000(a)     1,400,000
   Comcast Corp.                           112,900        5,673,225
   Comcast Corp., Class A                   20,000          957,500
   MediaOne Group, Inc.                     76,400(a)     5,868,475
   TiVo, Inc.                               16,800(a)       567,000
   TV Guide, Inc., Class A                  11,000(a)       473,000

                                                         14,939,200
Combination Utility Services (0.26%)
   Montana Power Co.                        27,400          988,113

Commercial Banks (1.17%)
   Bank of New York Co., Inc               111,300        4,452,000
Communications Equipment (5.86%)
   Ciena Corp.                              34,400(a)     1,978,000
   Juniper Networks, Inc.                    3,500(a)     1,190,000
   Lucent Technologies                      62,600        4,683,262
   Motorola, Inc.                           75,600       11,132,100
   Nortel Networks Corp.                    32,100        3,242,100

                                                         22,225,462
Computer & Data Processing
Services (10.26%)
   America Online, Inc.                     70,400(a)     5,310,800
   Inktomi Corp.                            13,400(a)     1,189,250
   Internet Capital Group                    7,700(a)     1,309,000
   Microsoft Corp.                         170,300(a)    19,882,525
   Novell, Inc.                             31,300(a)     1,246,131
   OpenTV Corp.                              6,200(a)       497,550
   Oracle Systems Corp.                     23,150(a)     2,594,247
   Sun Microsystems, Inc.                   50,400(a)     3,902,850
   Yahoo, Inc.                               6,800(a)     2,942,275

                                                         38,874,628
Computer & Office Equipment (6.35%)
   Cisco Systems                           177,550(a)    19,020,044
   Pitney Bowes, Inc.                       91,300        4,410,931
   VA Linux Systems, Inc.                    3,100(a)       640,538

                                                         24,071,513
Consumer Products (0.38%)
   Philip Morris Cos., Inc.                 62,300      $ 1,444,581

Department Stores (1.47%)
   Wal-Mart Stores, Inc.                    80,500        5,564,562

Drugs (11.30%)
   American Home Products Corp.             88,000        3,470,500
   Amgen, Inc.                              44,000(a)     2,642,750
   Bristol-Myers Squibb Co.                125,100        8,029,856
   Forest Laboratories, Inc.                13,200(a)       810,975
   Johnson & Johnson                        56,800        5,289,500
   Eli Lilly & Co.                          18,100        1,203,650
   Merck & Co.                              75,200        5,043,100
   Pfizer, Inc.                            194,200        6,299,362
   Tularik, Inc.                             6,400(a)       207,200
   Warner-Lambert Co.                      120,200        9,848,887

                                                         42,845,780
Eating & Drinking Places (0.20%)
   Brinker International, Inc.              31,400(a)       753,600

Electronic Components &
Accessories (5.47%)
   Cobalt Networks, Inc.                     6,600(a)       715,275
   Finisar Corp.                             5,800(a)       521,275
   Intel Corp.                             131,100       10,791,169
   Maxim Integrated Products                65,300(a)     3,081,344
   Solectron Corp.                          23,800(a)     2,263,975
   Texas Instruments                        34,600        3,351,875

                                                         20,724,913
Fire, Marine & Casualty
Insurance (0.63%)
   American International Group, Inc.       22,200        2,400,375

General Industrial Machinery (5.10%)
   Tyco International Ltd.                 497,600       19,344,200

Grain Mill Products (0.40%)
   Quaker Oats Co.                          23,300        1,529,063

Groceries & Related Products (0.27%)
   Safeway, Inc.                            28,700(a)     1,020,644

Household Appliances (4.90%)
   General Electric Co.                    120,100       18,585,475

Industrial Inorganic Chemicals (0.21%)
   Monsanto Co.                             22,200          790,875

Jewelry, Silverware & Plated Ware (0.31%)
   Tiffany & Co.                            13,100        1,169,175

Lumber & Other Building
Materials (3.62%)
   Home Depot, Inc.                        200,100       13,719,356

Measuring & Controlling Devices (1.15%)
   JDS Uniphase Corp.                       24,200(a)     3,903,762
   KLA-Tencor Corp.                          4,200(a)       467,775

                                                          4,371,537
Medical Instruments & Supplies (0.47%)
   Medtronic Inc.                           49,300      $ 1,796,369

Motion Picture Production (4.24%)
   AT&T Corp.- Liberty Media Group,
     Class A                               138,400(a)     7,854,200
   Time Warner, Inc.                       113,400        8,214,412

                                                         16,068,612
Motor Vehicles & Equipment (0.52%)
   General Motors Corp., Class H            20,500(a)     1,968,000

Personal Credit Institutions (1.79%)
   American Express Co.                     40,800        6,783,000

Radio & Television Broadcasting (6.56%)
   American Tower Corp., Class A           113,000(a)     3,453,563
   AmFm, Inc.                               63,100(a)     4,937,575
   CBS Corp.                                46,600(a)     2,979,487
   Clear Channel Communications            151,200(a)    13,494,600

                                                         24,865,225
Real Estate Operators & Lessors (0.20%)
   Pinnacle Holdings, Inc.                  17,800(a)       754,275

Retail Stores, NEC (2.15%)
   Costco Wholesale Corp.                   89,300(a)     8,148,625

Savings Institutions (1.65%)
   CitiGroup, Inc.                         112,400        6,245,225

Search & Navigation Equipment (0.24%)
   Litton Industries, Inc.                  18,100(a)       902,738

Soap, Cleaners & Toilet Goods (1.71%)
   Estee Lauder Co., Class A                 8,800          443,850
   Procter & Gamble Co.                     55,100        6,036,894

                                                          6,480,744
Special Industry Machinery (1.30%)
   Applied Materials, Inc.                  38,900(a)     4,928,144

Telephone Communication (4.58%)
   Bell Atlantic Corp.                      90,900        5,596,031
   BellSouth Corp.                          11,800          552,388
   IXnet, Inc.                              52,300(a)     1,575,538
   MCI Worldcom, Inc.                      167,400(a)     8,882,662
   SBC Communications, Inc.                 15,100          736,125

                                                         17,342,744
Women's Accessory & Specialty
Stores (0.72%)
   Intimate Brands, Inc.                    63,525        2,739,516


           Total Portfolio Investments (97.39%)         369,176,544

Cash and receivables, net of liabilities (2.61%)          9,885,774


                     Total Net Assets (100.00%)        $379,062,318



(a) Non-income producing security - No dividend paid during the past twelve months.

ASSET ALLOCATION ACCOUNT


                                           Shares
                                            Held           Value


Common Stocks (60.71%)

Advertising (0.56%)
   Omnicom Group, Inc.                       2,400       $  240,000
   R.H. Donnelley Corp.                     13,920(a)       262,740

                                                            502,740
Air Transportation, Scheduled (0.47%)
   British Airways PLC ADR                   1,400           90,125
   Continental Airlines, Inc.                4,200(a)       186,375
   KLM Royal Dutch Airlines                  5,955          148,503

                                                            425,003
Aircraft & Parts (1.84%)
   General Dynamics Corp.                    6,700          353,425
   Indigo Aviation ADR                       7,300(a)        94,900
   Textron, Inc.                             2,600          199,388
   United Technologies Corp.                15,400        1,001,000

                                                          1,648,713
Bakery Products (0.08%)
   Keebler Foods Co.                         2,600(a)        73,125

Beverages (0.31%)
   Anheuser-Busch Cos., Inc.                 2,400          170,100
   Bass PLC ADR                              8,928          105,462

                                                            275,562
Blast Furnace & Basic Steel
Products (0.10%)
   Corus Group PLC                           3,500           90,562

Business Credit Institutitions (0.04%)
   First Sierra Financial, Inc.              2,100(a)        35,962

Cable & Other Pay TV Services (1.16%)
   Charter Communication, Inc., Class A      3,300(a)        72,187
   Comcast Corp.                             8,300(a)       417,075
   MediaOne Group, Inc.                      5,900(a)       453,194
   TCI Satellite Entertainment, Inc.         2,100(a)        33,600
   TiVo, Inc.                                1,200(a)        40,500
   TV Guide, Inc., Class A                     600(a)        25,800

                                                          1,042,356
Chemicals & Allied Products (1.05%)
   Asahi Chemical Industry Co. ADR           4,100          210,298
   Bayer AG Sponsored ADR                   10,735          505,708
   Mitsubishi Chemical Corp. ADR             6,100          214,547
   Nova Chemicals Corp.                        696           13,441

                                                            943,994
Combination Utility Services (0.46%)
   Montana Power Co.                         3,600          129,825
   NiSource, Inc.                           15,700          280,638

                                                            410,463
Commercial Banks (4.13%)
   ABN-AMRO Holdings NV ADR                 21,405          541,814
   Allied Irish Banks ADR                    8,700          183,787
   Banco Santander Central Hispano          23,400          273,488
   Bank of New York Co., Inc.                8,800          352,000
   Barclays PLC ADR                          5,571          641,361
   Chase Manhattan Corp.                     4,580          355,809
   Commerzbank AG ADR                        3,600          131,522
   Fleet Boston Financial Corp.             10,090          351,258
   HSBC Holdings PLC                         3,600          256,950
   Mellon Financial Corp.                    2,900       $   98,781
   National Westminster ADR                  1,900          245,575
   PNC Financial Corp.                       2,400          106,800
   Westpac Banking ADR                       4,900          168,438

                                                          3,707,583
Commercial Printing (0.20%)
   DAI Nippon Printing Co.                   1,100          175,175

Commercial Sports (0.07%)
   Championship Auto Racing                  2,900(a)        66,700

Communications Equipment (5.24%)
   Advanced Fibre Communication              2,300(a)       102,781
   Alcatel ADR                               4,700          211,500
   Associated Group, Inc., Class B           2,200(a)       202,400
   Ciena Corp.                               1,800(a)       103,500
   Commscope, Inc.                           1,400(a)        56,438
   CTC Communications Group                  1,700(a)        66,327
   Efficient Networks, Inc.                    500(a)        34,000
   Harmonic, Inc.                            1,200(a)       113,925
   Harris Corp.                              3,900          104,081
   IPC Information Systems, Inc.             2,000(a)       142,000
   Juniper Networks, Inc.                      200(a)        68,000
   Koninklijke Philips Electronic            8,987        1,213,245
   Lucent Technologies, Inc.                 3,200          239,400
   Matsushita Electric ADR                     800          223,200
   Millicom International Cellular SA          300(a)        18,712
   Motorola, Inc.                            3,900          574,275
   Newbridge Networks Corp.                 17,000(a)       383,563
   Nortel Networks Corp.                     1,700          171,700
   Powerwave Technologies, Inc.                800(a)        46,700
   Proxim, Inc.                              1,300(a)       143,000
   RF Micro Devices, Inc.                    3,200(a)       219,000
   SBA Communications Corp.                  9,900(a)       185,625
   Terayon Communication, Inc.               1,300(a)        81,656

                                                          4,705,028
Communications Services (0.14%)
   Bell Canada International                 1,200(a)        27,225
   L-3 Communications Holdings, Inc.         1,400(a)        58,275
   Microcell Telecommunications              1,100(a)        36,163

                                                            121,663
Computer & Data Processing
Services (3.43%)
   3COM Corp.                                1,900(a)        89,300
   Allaire Corp.                               600(a)        87,000
   America Online, Inc.                      3,700(a)       279,119
   Audiocodes Ltd.                           1,500(a)       138,000
   Espeed, Inc., Class A                       200(a)         7,112
   Informatica Corp.                         1,000(a)       106,375
   Inktomi Corp.                               600(a)        53,250
   Internet Capital Group, Inc.                400(a)        68,000
   Micromuse, Inc.                           1,000(a)       170,000
   Microsoft Corp.                           8,800(a)     1,027,400
   Netiq Corp.                                 200(a)        10,413
   Network Plus Corp.                        1,800(a)        37,800
   Novell, Inc.                              1,600(a)        63,700
   OpenTV Corp.                                300(a)        24,075
   Oracle Systems Corp.                      1,200(a)       134,475
   QRS Corp.                                   300(a)    $   31,500
   Saga Systems, Inc.                       13,300(a)       265,169
   Sun Microsystems, Inc.                    2,600(a)       201,337
   Verio, Inc.                                 800(a)        36,950
   Visio Corp.                               1,600(a)        76,000
   Yahoo, Inc.                                 400(a)       173,075

                                                          3,080,050
Computer & Office Equipment (2.08%)
   Cirrus Logic, Inc.                        2,000(a)        26,625
   Cisco Systems, Inc.                       9,200(a)       985,550
   Hitachi Ltd. ADR                          2,900          469,437
   Pitney Bowes, Inc.                        4,700          227,069
   Sandisk Corp.                             1,200(a)       115,500
   VA Linux Systems, Inc.                      200(a)        41,325

                                                          1,865,506
Concrete Work (0.08%)
   Pioneer International Ltd. ADR           25,000           75,085

Concrete, Gypsum & Plaster
Products (0.17%)
   Italcementi Fabriche SPA ADR             13,000          156,360

Consumer Products   (0.11%)
   Philip Morris Cos., Inc.                  4,250           98,547

Crude Petroleum & Natural Gas (0.06%)
   USX-Marathon Group, Inc.                  2,300           56,781

Department Stores (0.42%)
   Marui Corp. ADR                           2,800           83,490
   Wal-Mart Stores, Inc.                     4,200          290,325

                                                            373,815
Drugs (3.46%)
   American Home Products Corp.              6,800          268,175
   Amgen, Inc.                               2,300(a)       138,144
   Bristol-Myers Squibb Co.                  6,500          417,219
   Forest Laboratories, Inc.                   700(a)        43,006
   Johnson & Johnson                         2,900          270,063
   Lilly (Eli) & Co.                           900           59,850
   Merck & Co., Inc.                         3,900          261,544
   Novartis AG Sponsored ADR                 2,879          210,251
   Novo Nordisk ADR                          3,200          206,800
   Nycomed Amersham PLC ADR                  8,569          252,250
   Pfizer, Inc.                             10,100          327,619
   Smithkline Beecham PLC ADR                2,200          141,763
   Warner-Lambert Co.                        6,200          508,012

                                                          3,104,696
Eating & Drinking Places (0.40%)
   Brinker International, Inc.               1,700(a)        40,800
   Jack In The Box, Inc.                     4,100(a)        84,819
   P.F. Chang's China Bistro, Inc.           3,300(a)        82,088
   Papa John's International, Inc   .        2,500(a)        65,156
   Sonic Corp.                               2,900(a)        82,650

                                                            355,513
Electric Services (0.51%)
   Endesa SA ADR                             5,600          113,050
   EVN AG ADR                                3,600          108,249
   National Power ADR                        3,422           73,573
   New Century Energies, Inc.                2,400           72,900
   Pinnacle West Capital Corp.               1,800           55,013
   Shandong Huaneng Power
     Development Ltd. ADR                    8,000           34,500

                                                            457,285
Electrical Goods (0.17%)
   CBS Corp.                                 2,400(a)    $  153,450

Electronic Components &
Accessories (2.70%)
   ASM International NV                      1,700(a)        39,100
   Cobalt Networks, Inc.                       300(a)        32,513
   Dionex Corp.                              1,400(a)        57,662
   Finisar Corp.                               300(a)        26,962
   Intel Corp.                               6,800          559,725
   Kyocera Corp. ADR                         3,000          786,000
   Lattice Semiconductor Corp.                 500(a)        23,563
   Maker Communications, Inc.                1,700(a)        72,675
   Maxim Integrated Products, Inc.           3,400(a)       160,437
   Micrel, Inc.                              1,000(a)        56,938
   Qlogic Corp.                                200(a)        31,975
   SDL, Inc.                                   600(a)       130,800
   Solectron Corp.                           1,200(a)       114,150
   Texas Instruments                         1,800          174,375
   Transwitch Corp.                          2,100(a)       152,381

                                                          2,419,256
Electronic Distribution Equipment (1.07%)
   General Electric Co.                      6,200          959,450

Family Clothing Stores (0.36%)
   TJX Cos., Inc.                           15,600          318,825

Federal & Federally Sponsored
Credit (0.20%)
   Federal National Mortgage Association     2,900          181,069

Finance Services (0.40%)
   Nomura Securities Co. Ltd. ADR            2,000          360,510

Fire, Marine & Casualty
Insurance (1.04%)
   Allstate Corp.                           12,300          295,200
   American International Group, Inc.        1,200          129,750
   Loews Corp.                               2,900          175,994
   St. Paul Cos., Inc.                       1,900           64,006
   Tokio Marine & Fire Insurance ADR         4,600          271,975

                                                            936,925
Fish Hatcheries & Preserves (0.03%)
   Tularik, Inc.                               900(a)        29,137

Footwear, Except Rubber (0.49%)
   Olivetti & Co.  SPA ADR                 153,968          443,674

Freight Transportation
Arrangement (0.14%)
   C. H. Robinson Worldwide, Inc.            3,100          123,225

Furniture & Home Furnishings (0.12%)
   Linens `N Things, Inc.                    1,500(a)        44,438
   Tuesday Morning Corp.                     3,400(a)        62,687

                                                            107,125
General Industrial Machinery (1.68%)
   Amergroup Ltd. ADR                        5,500           55,540
   Applied Science & Technology              2,100(a)        69,792
   SKF AB ADR                               15,370          380,408
   Tyco International Ltd.                  25,800        1,002,975

                                                          1,508,715
Grain Mill Products (0.09%)
   Quaker Oats Co.                           1,200           78,750

Groceries & Related Products (0.06%)
   Safeway, Inc.                             1,500(a)    $   53,344

Guided Missiles, Space Vehicles &
Parts (0.36%)
   Cordant Technologies, Inc.                9,800          323,400

Hotels & Motels (0.23%)
   Four Seasons Hotel, Inc.                  1,100           58,575
   Hilton Group PLC                         18,500          116,433
   Host Marriott Corp.                       2,239           18,472
   Interstate Hotels Corp.                     110              358
   John Q. Hammons Hotels, Inc.              3,200(a)        12,400

                                                            206,238
Household Audio & Video
Equipment (0.83%)
   C-COR.net Corp.                             400(a)        30,650
   Sony Corp. ADR                            2,500          711,875

                                                            742,525
Industrial Inorganic Chemicals (0.73%)
   Akzo ADR                                  8,566          426,159
   ICN Pharmaceuticals, Inc.                 1,600           40,500
   Monsanto Co.                              1,100           39,187
   USEC, Inc.                               21,400          149,800

                                                            655,646
Jewelry, Silverware & Plated Ware (0.07%)
   Tiffany & Co.                               700           62,475

Life Insurance (0.74%)
   American General Corp.                    3,300          250,388
   Lincoln National Corp.                    7,800          312,000
   Reinsurance Group of America, Inc.        3,600           99,900

                                                            662,288
Lumber & Other Building
Materials (0.79%)
   Home Depot, Inc.                         10,350          709,622

Measuring & Controlling Devices (0.39%)
   Credence Systems Corp.                      800(a)        69,200
   JDS Uniphase Corp.                        1,200(a)       193,575
   KLA-Tencor Corp.                            200(a)        22,275
   Molecular Devices Corp.                   1,200(a)        62,400

                                                            347,450
Meat Products (0.56%)
   Groupe Danone                            10,764          501,199

Medical Instruments & Supplies (0.16%)
   Medtronic, Inc.                           2,600           94,738
   Techne Corp.                                900(a)        49,556

                                                            144,294
Medical Services & Health
Insurance (0.05%)
   Torchmark Corp.                           1,400           40,687

Metalworking Machinery (0.12%)
   Makita Corp. ADR                         13,000          112,125

Miscellaneous Amusement, Recreation
Service (0.13%)
   Cedar Fair, L.P.                          5,900          114,312

Miscellaneous Chemical Products (0.12%)
   Millenium Chemicals, Inc.                 5,500          108,625

Miscellaneous Electrical Equipment &
Supplies (0.42%)
   TDK Corp. ADR                             2,800       $  378,875

Miscellaneous Food & Kindred
Products (0.20%)
   Nestle Reg. ADR                           2,000          182,229

Miscellaneous Investing (1.96%)
   Amli Residential Properties Trust           900           18,169
   Archstone Communities Trust               1,852           37,966
   Avalonbay Community, Inc.                 4,100          140,681
   Boston Properties, Inc.                   2,000           62,250
   Brandywine Realty Trust                   1,400           22,925
   Burnham Pacific Properties, Inc.         11,100          104,062
   Carramerica Realty Corp.                  2,800           59,150
   Charles E. Smith Residential Realty, Inc. 2,300           81,363
   Chateau Properties                        3,453           89,562
   EastGroup Properties, Inc.                  300            5,550
   Equity Office Properties Trust            5,219          128,518
   Equity Residential Properties Trust         600           25,613
   Essex Property Trust, Inc.                2,000           68,000
   Federal Realty Investment Trust             800           15,050
   Great Lakes REIT, Inc.                    5,800           83,375
   Manufactured Homes Communities, Inc.      1,400           34,037
   Pan Pacific Retail Properties, Inc.       1,500           24,469
   Philips International Realty Corp.          200            3,287
   Prime Group Realty Trust, Inc.            9,200          139,725
   Prologis Trust                            1,640           31,570
   PS Business Parks, Inc.                     200            4,550
   Public Storage, Inc.                      4,176           94,743
   Ramco-Gershenson Properties                 100            1,263
   Regency Realty Corp.                        100            2,000
   Rouse Co.                                 1,600           34,000
   Simon Property Group, Inc.                1,500           34,406
   Starwood Hotels & Resorts Worldwide       6,430          151,105
   Taubman Centers, Inc.                     8,000           86,000
   Urban Shopping Centers, Inc.              1,300           35,262
   Vornado Realty Trust                      2,000           65,000
   Wellsford Real Properties, Inc.           7,777(a)        66,105
   Wyndham International, Class A            2,910(a)         8,548

                                                          1,758,304
Miscellaneous Manufacturers (0.04%)
   Blyth Industries, Inc.                    1,300(a)        31,931

Mortgage Bankers & Brokers (0.12%)
   Countrywide Credit Industries, Inc.       4,400          111,100

Motion Picture Distribution &
Services (0.13%)
   Four Media Company                        7,900(a)       117,512

Motion Picture Production &
Services (0.93%)
   AT&T Corp.- Liberty Media, Class A        7,200          408,600
   Time Warner, Inc.                         5,900          427,381

                                                            835,981
Motor Vehicles & Equipment (1.86%)
   Fiat SP ADR                               2,585       $   77,873
   General Motors Corp.                      2,100          152,644
   General Motors Corp., Class H             1,100(a)       105,600
   Meritor Automotive, Inc.                 17,366          336,466
   Toyota Motor Corp. ADR                    8,600          837,425
   Volkswagen AG ADR                        14,000          157,021

                                                          1,667,029
Motorcycles, Bicycles & Parts (0.04%)
   Ducati Motor Holding ADR                  1,500(a)        37,969

Non-Classifiable Establishments (0.03%)
   Keppel Corp. Ltd. ADR                     5,375           28,133

Non-Store Retailers (0.05%)
   Valuevision International, Inc., Class A    800(a)        45,850

Opthalmic Goods (0.26%)
   Bausch & Lomb, Inc.                       2,650          181,359
   Cooper Cos., Inc.                         1,600           48,200

                                                            229,559
Periodicals (0.01%)
   Martha Stewart Living Omnimedia, Inc.       500(a)        12,000

Personal Credit Institutions (0.39%)
   American Express Co.                      2,100          349,125

Petroleum Refining (0.75%)
   BP Amoco PLC                              1,400           83,037
   Conoco, Inc., Class A                     8,600          212,850
   Total Fina SA ADR                         5,410          374,643

                                                            670,530
Photographic Equipment &
Supplies (0.56%)
   Eastman Kodak Co.                           900           59,625
   Fuji Photo Film                           8,800          336,600
   Lanier Worldwide, Inc.                    3,900(a)        15,113
   OCE NV                                    5,600           92,400

                                                            503,738
Plumbing & Heating, Except
Electric (0.02%)
   Masco Corp.                                 600           15,225

Producers, Orchestras &
Entertainers (0.17%)
   Westwood One, Inc.                        2,000(a)       152,000

Radio & Television Broadcasting (2.16%)
   Acme Communications, Inc.                 2,400(a)        79,800
   American Tower Corp., Class A            13,500(a)       412,594
   AmFm, Inc.                                3,400(a)       266,050
   Citadel Communications Corp.                300(a)        19,462
   Clear Channel Communications              7,800(a)       696,150
   Cumulus Media, Inc.                         900(a)        45,675
   Emmis Communications Corp.                  600(a)        74,784
   Pegasus Communications                    1,700(a)       166,175
   Price Communications Corp.                  800(a)        22,250
   Radio One, Inc.                             500(a)        46,000
   Radio Unica Communications                1,100(a)        31,763
   Spanish Broadcasting System, Inc.           600(a)        24,150
   Young Broadcasting, Inc., Class A         1,100(a)        56,100

                                                          1,940,953
Radio, Television & Computer
Stores (0.07%)
   Intertan, Inc.                            2,300(a)    $   60,088

Railroads (0.09%)
   Nagoya Railroad Co. Ltd.                  2,900           84,715

Real Estate Agents & Managers (0.00%)
   Atlantic Gulf Communities Co.            15,700(a)           785

Real Estate Operators & Lessors (0.90%)
   Arden Realty Group, Inc.                  4,800           96,300
   Brookfield Properties Corp.               6,600           69,300
   Pacific Gulf Properties                   4,200           85,050
   Pinnacle Holdings, Inc.                   7,600          322,050
   Sekisui House Ltd. ADR                    2,300          203,361
   Trizec Hahn Corp.                         1,600           27,000

                                                            803,061
Research & Testing Services (0.40%)
   Corporate Executive Board Co.             6,400(a)       357,600

Retail Stores (0.47%)
   Costco Wholesale Corp.                    4,600(a)       419,750

Savings Institutions (0.36%)
   Citigroup, Inc.                           5,800          322,262

Search & Navigation Equipment (0.21%)
   Litton Industries, Inc.                   3,700(a)       184,537

Security & Commodity Services (0.14%)
   Pimco Advisors Holdings L.P.              3,400          128,137

Soap, Cleaners & Toilet Goods (1.26%)
   Estee Lauder Co., Class A                   500           25,219
   KAO Corp. ADR                             2,200          626,545
   Procter & Gamble                          2,900          317,731
   Shiseido Co. Ltd. ADR                    11,000          160,129

                                                          1,129,624
Special Industry Machinery (0.31%)
   Applied Materials, Inc.                   2,000(a)       253,375
   Asyst Technologies, Inc.                    400(a)        26,225

                                                            279,600
Telephone Communication (5.17%)
   Advanced Radio Telecom Corp.              1,300(a)        31,200
   Airgate PCS, Inc.                           500(a)        26,375
   AT&T Corp.                                4,946(a)       251,009
   BCE, Inc.                                11,180        1,008,296
   Bell Atlantic Corp.                       9,500          584,844
   BellSouth Corp.                           2,000           93,625
   CFW Communications Co.                    5,300          184,175
   Clearnet Communications, Inc.               800(a)        27,500
   Commonwealth Telephone Enterprises, Inc.    700(a)        37,012
   Corecomm Ltd.                             1,850(a)       109,844
   Deltathree.com, Inc.                        700(a)        18,025
   Ixnet, Inc.                               9,000(a)       271,125
   MCI Worldcom, Inc.                       11,700(a)       620,831
   Nuevo Grupo Iusacell SA De CV             2,900(a)        43,319
   Rural Cellular Corp.                        700(a)        63,350
   SBC Communications, Inc.                    800           39,000
   Sprint Corp.                              5,600       $  376,950
   Telefonica SA Sponsored ADR               7,959(a)       627,269
   Telesp Cellular Parti ADR                 3,000          127,125
   U.S. West, Inc.                           1,300           93,600

                                                          4,634,474
Tires & Inner Tubes (0.27%)
   Bridgestone ADR                           1,100          241,805

Water Transportation of Freight (0.31%)
   Pennisular & Oriental Steamships ADR      5,850          193,850
   American Classic Voyages Co.              2,300(a)        80,500

                                                            274,350
Women's Accessory & Specialty
Stores (0.16%)
   Intimate Brands, Inc.                     3,320          143,175

Women's Clothing Stores (0.09%)
   David's Bridal, Inc.                      7,300(a)        81,669


                            Total Common Stocks          54,466,283

Preferred Stocks (0.09%)

Newspapers (0.06%)
   News Corp. Ltd. ADR                       1,500           50,156

Real Estate Agents & Managers (0.03%)
   Atlantic Gulf Communities Corp.           4,809(a)        26,450

Telephone Communications (0.00%)
   Telecommunicacoes Brasil SA ADR           8,800(a)           196


                        Total Preferred Stocks               76,802

                                       Principal
                                        Amount          Value


Bonds (19.62%)

Aircraft & Parts (0.55%)
   Textron, Inc. Bonds;
     6.75%; 9/15/2002                    $ 500,000       $  494,644

Chemical & Allied Products (0.22%)
   DSM NV Notes; 6.25%; 5/15/2004          200,000(b)       193,640

Commercial Banks (1.67%)
   Asian Development Bank Global
     Bonds; 5.75%; 5/19/2003               500,000          483,349
   Bank of America Corp. Senior
     Notes; 5.88%; 2/15/2009               500,000          445,354
   First Union - Lehman Brothers
     Commercial, Class 2 A1;
     6.48%; 3/18/2004                      236,699          232,994
   Merrill Lynch & Co. Notes;
     6.00%; 2/12/2003                      350,000          338,965

                                                          1,500,662
Communications Services, NEC (0.55%)
   AT&T Corp. Notes;
     6.50%; 9/15/2002                      500,000          494,246

Department Stores (0.55%)
   Wal-Mart Stores, Inc. Bonds;
     6.55%; 8/10/2004                    $ 500,000       $  491,724

Drugs (0.54%)
   Johnson & Johnson Bonds;
     6.55%; 9/1/2009                       500,000          480,985

Electrical Goods (0.26%)
   Empresa Nacional Electric Yankee Notes;
      7.75%; 7/15/2008                     250,000          236,597

Electrical Repair Shops (0.48%)
   Merrill Lynch Mortgage Investors, Inc.
     Class A1, Series 1997-C1
     6.95%; 6/18/2029                      430,233          427,639

Electronic Distribution
Equipment (0.26%)
   Israel Electric Corp. Senior Notes;
     7.25%; 12/15/2006                     250,000(b)       238,076

Federal & Federally Sponsored
Credit (0.55%)
   Federal Home Loan Mortgage Corp.
     Notes; 6.25%; 10/15/2002              500,000          494,832

Finance Services (0.99%)
   Norwest Financial, Inc. Notes;
     6.70%; 9/22/2004                      350,000          342,665
   Team Fleet Finance Corp. Notes;
     7.35%; 5/15/2003                      250,000          247,443
   Textron Financial Corp. Global Bonds;
     7.13%; 12/9/2004                      300,000          296,388

                                                            886,496
Fire, Marine & Casualty
Insurance (0.31%)
   Prudential Insurance Co. Senior Notes;
     6.38%; 7/23/2006                      300,000(b)       279,716

Gas Production & Distribution (0.39%)
   El Paso Energy Corp. Senior Notes;
     6.63%; 7/15/2001                      350,000          346,458

General Government, NEC (0.23%)
   State of Qatar Bonds;
     9.50%; 5/21/2009                      200,000          211,391

Household Audio & Video
Equipment (0.27%)
   Sony Corp. Notes;
     6.13%; 3/4/2003                       250,000          244,352

Industrial Inorganic Chemicals (0.26%)
   Monsanto Co. Notes;
     5.75%; 12/1/2005                      250,000(b)       230,103

Life Insurance (0.28%)
   Liberty Mutual Surplus Notes;
     8.20%; 5/4/2007                     $ 250,000(b)    $  251,453

Lumber & Other Building
Materials (0.33%)
   Home Depot, Inc. Notes;
     6.50%; 9/15/2004                      300,000(b)       294,105

Miscellaneous Equipment Rental &
Leasing (0.23%)
   Oil Enterprises Ltd. Global Bonds;
     6.24%; 6/30/2008                      223,308          209,494

Miscellaneous Investing (0.26%)
   Simon Debartolo Medium-Term
     Notes; 7.13%; 9/20/2007               250,000          230,035

Mortgage Bankers & Brokers (0.28%)
   Abbey National PLC Yankee Bonds;
     7.95%; 10/26/2029                     250,000          249,614

Motor Vehicles, Parts & Supplies (0.28%)
   Mid-State Trust Pass-Through Series 4,
     Class A; 8.33%; 4/1/2030              243,409          249,171

Motor Vehicles & Equipment (0.68%)
   Delphi Auto Systems Corp. Debentures;
     7.13%; 5/1/2029                       300,000          264,878
   General Motors Acceptance Corp.
     Senior Unsubordinated Global
     Notes; 6.75%; 2/7/2002                350,000          347,800

                                                            612,678
Ordinance & Accessories, NEC (0.17%)
   Lockheed Martin Corp. Notes;
     7.95%; 12/1/2005                      150,000          148,884

Paints & Allied Products (0.33%)
   Rohm & Haas Co. Notes;
     6.95%; 7/15/2004                      300,000          296,554

Personal Credit Institutions (4.94%)
   American General Finance Corp. Senior
     Notes; 6.75%; 11/15/2004              350,000          341,174
   Associates Corp. Global Notes;
     5.80%; 4/20/2004                      350,000          331,529
   BMW Vehicle Owner Trust Asset Backed
     Bond, Series 99-A; Class A3;
     6.41%; 4/25/2003                    1,000,000          994,590
   DaimlerChrysler NA Holdings
     Notes; 7.20%; 9/1/2009                350,000          343,632
   First USA Credit Card Master Trust
     Series 1997-6, Class A;
     6.42%; 3/17/2005                      550,000          544,803
   Ford Motor Credit Notes;
     6.13%; 4/28/2003                      250,000          242,465
   General Electric Capital Corp. Bonds;
     6.81%; 11/3/2003                      500,000          496,751
   General Motors Acceptance Corp.
     Global Notes; 6.85%; 6/17/2004        300,000          295,018
   Honda Auto Lease Trust, Series 1999-A,
     Class A4, Asset Backed;
     6.45%; 9/16/2002                      500,000          498,125
   Household Finance Corp. Notes;
     7.00%; 8/1/2003                       350,000          346,255

                                                          4,434,342
Petroleum Refining (0.37%)
   Conoco, Inc. Senior Notes;
     5.90%; 4/15/2004                    $ 350,000       $  333,718

Savings Institutions (0.37%)
   Citigroup, Inc. Global Senior Notes;
     5.80%; 3/15/2004                      350,000          332,745

Securities Brokers & Dealers (1.13%)
   CNA Financial Notes;
     6.50%; 4/15/2005                      250,000          234,452
   Donaldson, Lufkin & Jenrette
     Medium-Term Notes;
     6.90%; 10/1/2007                      250,000          236,575
   Lehman Brothers Holdings, Inc.
     Global Notes; 6.63%; 4/1/2004         250,000          242,188
   Salomon, Inc. Senior Notes;
     7.30%; 5/15/2002                      300,000          301,836

                                                          1,015,051
Soap, Cleaners & Toilet Goods (0.44%)
   Procter & Gamble Co. Global Bonds;
     6.60%; 12/15/2004                     400,000          394,417

Telephone Communication (0.89%)
   AT&T Corp. Global Notes;
     6.50%; 3/15/2029                      250,000          214,039
   AT&T Canada, Inc. Bonds;
     7.65%; 9/15/2006                      250,000          248,909
   Worldcom, Inc. Senior Notes;
     6.40%; 8/15/2005                      350,000          336,259

                                                            799,207
Collateralized Mortgage
Obligations (0.56%)
   AESOP Funding II LLC, Class A1,
     Series 1997-1; 6.22%; 10/20/2001      500,000(b)       499,540



                                   Total Bonds           17,602,569

Asset-Backed Securities (4.53%)

Business Credit Institutions (0.52%)
   Ford Credit Auto Owner Trust
     Asset-Backed Series 1998-B,
     Class A3; 5.85%; 10/15/2001           471,105          470,248

Electric Services (0.52%)
   Peso Energy Transition Trust
     Asset-Backed Fixed Rate;
     6.05%; 3/1/2009                       500,000          466,990

Personal Credit Institutions (2.20%)
   American Express Credit Account Master
     Trust Asset-Backed Bonds,
     Series 1997-1, Class A;
     6.40%; 4/15/2005                      500,000          494,640
   Chemical Master Credit Card Trust
     Series 1995-3, Class A,
     6.23%; 4/15/2005                      500,000          492,810
   Citibank Credit Card Master Trust I
     Asset Backed Bonds, Series 1997-7,
     Class A; 6.65%; 11/15/2006            500,000          491,200
   Premier Auto Trust Asset-Backed Bonds,
     Series 1999-3, Class A3;
     6.27%; 4/8/2003                       500,000          496,195

                                                          1,974,845
Collateralized Mortgage
Obligations (0.76%)
   Chase Manhattan Corp. Mortgage
     Pass-Through Certificates;
     6.00%; 2/15/2009                    $ 250,000       $  224,861
   GMAC Commercial Mortgage Securities,
     Inc., Series 1997-C2, Class A1;
     6.45%; 12/15/2004                     474,467          455,569

                                                            680,430
Mortgage Pass-Through Securities (0.53%)
   Lehman Large Loan, Series 1997-LLI,
   Class A1; 6.79%; 6/12/2004              474,575          470,697



                     Total Asset-Backed Securities        4,063,210

U.S. Government Treasury Notes & Bonds (3.05%)

   5.63%; 5/15/2008                      1,000,000          940,625
   6.50%; 8/15/2005                        500,000          500,000
   7.25%; 8/15/2004                        700,000          722,312
   8.13%; 8/15/2019                        500,000          569,688


     Total U.S. Government Treasury Notes & Bonds         2,732,625


                                       Principal
    Type    Rate      Maturity          Amount          Value


Federal National Mortgage Association
(FNMA) Certificates (3.56%)

FNMA 5.50%  1/1/2014-5/1/2014           $2,361,825       $2,192,886
FNMA 6.00%  4/1/2013                       814,363          773,873
FNMA 8.00%  2/1/2012                       220,347          225,091



                         Total FNMA Certificates          3,191,850

Federal Home Loan Mortgage Corporation
(FHLMC) Certificates (2.95%)

FHLMC     6.00%    12/1/2013-4/1/2028    2,813,226        2,645,306

Government National Mortgage Association
(GNMA) Certificates (2.18%)

GNMA    7.00%      9/15/2014             1,978,669        1,958,470



            Total Portfolio Investments (96.69%)         86,737,115

Cash and receivables, net of liabilities (3.31%)          2,973,446



                                Total Net Assets        $89,710,561



(a) Non-income producing security - No dividend paid during the past twelve months. (b) Restricted security - See Note 4 to the financial statements.

BALANCED ACCOUNT


                                        Shares
                                         Held           Value


Common Stocks (56.58%)

Auto & Home Supply Stores (0.86%)
   Autozone, Inc.                           55,700(a)   $ 1,799,806

Bakery Products (0.94%)
   Sara Lee Corp.                           89,100        1,965,769

Beverages (1.19%)
   PepsiCo, Inc.                            71,000        2,502,750

Cable & Other Pay TV Services (0.59%)
   MediaOne Group, Inc.                     16,000(a)     1,229,000

Chemicals & Allied Products (0.47%)
   Dow Chemical Co.                          7,300          975,463

Commercial Banks (3.46%)
   Bank of America Corp.                    29,700        1,490,569
   Chase Manhattan Corp.                    15,300        1,188,619
   First Union Corp.                        26,908          882,919
   FleetBoston Financial Corp.              27,241          948,327
   PNC Financial Corp.                      18,500          823,250
   Wells Fargo Co.                          47,700        1,928,868

                                                          7,262,552
Commercial Printing (0.36%)
   R.R. Donnelley & Sons Co.                30,700          761,744

Communications Equipment (2.62%)
   General Instrument Corp.                 30,300(a)     2,575,500
   Motorola, Inc.                           19,800        2,915,550

                                                          5,491,050
Computer & Data Processing
Services (3.44%)
   3COM Corp.                               32,200(a)     1,513,400
   Electronic Data Systems Corp.            33,100        2,215,632
   First Data Corp.                         41,600        2,051,400
   Sterling Commerce, Inc.                  24,500(a)       834,531
   Unisys Corp.                             18,700(a)       597,231

                                                          7,212,194
Computer & Office Equipment (3.77%)
   Cabletron Systems, Inc.                  55,000(a)     1,430,000
   Compaq Computer Corp.                    76,200        2,062,162
   Hewlett-Packard Co.                      20,500        2,335,719
   International Business Machines Corp.    19,200        2,073,600

                                                          7,901,481
Consumer Products (1.70%)
   Fortune Brands, Inc.                     36,600        1,210,087
   Nabisco Group Holdings Corp.             40,300          428,187
   Philip Morris Cos., Inc.                 30,100          697,944
   RJ Reynolds Tobacco Holdings, Inc.       13,433          236,757
   UST, Inc.                                39,600          997,425

                                                          3,570,400
Crude Petroleum & Natural Gas (0.70%)
   Texaco, Inc.                             27,100        1,471,869

Department Stores (1.22%)
   Dillard's, Inc., Class A                 51,800      $ 1,045,712
   J.C. Penney Co., Inc.                    20,500          408,719
   Wal-Mart Stores, Inc.                    16,000        1,106,000

                                                          2,560,431
Drugs (4.94%)
   Abbott Laboratories                      35,900        1,303,619
   American Home Products Corp.             35,200        1,388,200
   Bristol-Myers Squibb Co.                 24,600        1,579,012
   Johnson & Johnson                        21,000        1,955,625
   Merck & Co., Inc.                        31,200        2,092,350
   Pharmacia & Upjohn, Inc.                 20,500          922,500
   Warner-Lambert Co.                       13,600        1,114,350

                                                         10,355,656
Electric Lighting & Wiring
Equipment (0.11%)
   Cooper Industries, Inc.                   5,700          230,494

Electric Services (1.74%)
   Central & Southwest Corp.                64,900        1,298,000
   Dominion Resources, Inc.                 23,700          930,225
   Potomac Electric Power Co.               29,500          676,656
   Reliant Energy, Inc.                     32,200          736,575

                                                          3,641,456
Electrical Industrial Apparatus (1.07%)
   Emerson Electric Co.                     39,000        2,237,625

Electronic Components &
Accessories (0.36%)
   National Semiconductor Corp.             17,700(a)       757,781

Electronic Distribution Equipment (1.47%)
   General Electric Co.                     19,900        3,079,525

Fats & Oils (0.65%)
   Archer Daniels Midland Co.              111,788        1,362,416

Federal & Federally Sponsored
Credit (0.55%)
   Federal National Mortgage Association    18,600        1,161,337

Fire, Marine & Casualty
Insurance (1.86%)
   Berkshire Hathaway, Class A                  21(a)     1,178,100
   Hartford Financial Services Group, Inc.  11,700          554,287
   Loews Corp.                              15,600          946,725
   St. Paul Cos., Inc.                      36,100        1,216,119

                                                          3,895,231
General Industrial Machinery (1.05%)
   Pall Corp.                               54,900        1,183,781
   Tyco International Ltd.                  26,000        1,010,750

                                                          2,194,531
Grain Mill Products (0.79%)
   Ralston-Ralston Purina Group             59,200        1,650,200

Groceries & Related Products (0.84%)
   SYSCO Corp.                              44,300        1,752,619

Grocery Stores (0.50%)
   Albertson's, Inc.                        32,634        1,052,447

Hospitals (0.39%)
   Tenet Healthcare Corp.                   35,200(a)   $   827,200

Industrial Inorganic Chemicals (0.92%)
   Eastman Chemical Co.                     11,850          565,097
   Praxair, Inc.                            27,200        1,368,500

                                                          1,933,597
Jewelry, Silverware & Plated Ware (0.11%)
   Jostens, Inc.                             9,700          235,831

Life Insurance (0.48%)
   Lincoln National Corp.                   25,200        1,008,000

Machinery, Equipment &
Supplies (0.69%)
   Grainger (W.W.), Inc.                    30,400        1,453,500

Management & Public Relations (0.44%)
   Dun & Bradstreet Corp.                   31,500          929,250

Measuring & Controlling Devices (0.12%)
   Agilent Technologies, Inc.                3,240(a)       250,493

Meat Products (0.28%)
   Tyson Foods, Inc.                        36,300          589,875

Medical Instruments & Supplies (1.02%)
   Becton, Dickinson & Co.                  23,100          617,925
   St. Jude Medical, Inc.                   49,850(a)     1,529,772

                                                          2,147,697
Medical Services & Health
Insurance (1.65%)
   Aon Corp.                                21,337          853,480
   Conseco, Inc.                            58,400        1,043,900
   Foundation Health Systems, Inc., Class A 95,340(a)       947,441
   Pacificare Health Systems, Inc., Class B 11,600(a)       614,800

                                                          3,459,621
Miscellaneous Chemical
Products (0.93%)
   Du Pont (E. I.) De Nemours Co.           29,663        1,954,050

Miscellaneous Converted Paper (1.04%)
   Minnesota Mining & Mfg. Co.              22,300        2,182,612

Miscellaneous Food & Kindred
Products (0.33%)
   Universal Foods Corp.                    34,400          700,900

Miscellaneous Furniture &
Fixtures (0.53%)
   Newell Rubbermaid, Inc.                  38,100        1,104,900

Miscellaneous Transportation
Equipment (0.42%)
   FMC Corp.                                15,500(a)       888,344

Motion Picture Production &
Services (0.38%)
   Walt Disney Co.                          27,100          792,675

Motor Vehicles & Equipment (0.42%)
   Ford Motor Co.                           16,654          889,948

Oil & Gas Field Services (0.89%)
   Diamond Offshore Drilling, Inc.          28,700      $   877,144
   Schlumberger Ltd.                        15,600          877,500
   TransOcean Sedco Forex, Inc.              3,026          101,952

                                                          1,856,596
Paper Mills (1.10%)
   Fort James Corp.                         37,400        1,023,825
   Kimberly Clark Corp.                     19,700        1,285,425

                                                          2,309,250
Petroleum Refining (2.57%)
   Amerada Hess Corp.                       27,900        1,583,325
   Atlantic Richfield Co.                   17,200        1,487,800
   Conoco, Inc., Class B                    19,284          479,690
   Exxon Mobil Corp.                        22,800        1,836,825

                                                          5,387,640
Pulp Mills (0.23%)
   Boise Cascade Corp.                      12,000          486,000

Rubber & Plastics Footwear (0.54%)
   Nike, Inc.                               23,000        1,139,938

Sanitary Services (0.32%)
   Waste Management, Inc.                   38,605          663,523

Savings Institutions (1.48%)
   Citigroup, Inc.                          55,900        3,105,944

Security Brokers & Dealers (0.20%)
   Bear Stearns Cos., Inc.                   9,812          419,463

Telephone Communication (1.85%)
   AT&T Corp.                               23,350        1,185,013
   GTE Corp.                                25,700        1,813,456
   MCI WorldCom, Inc.                       16,800          891,450

                                                          3,889,919



                            Total Common Stocks         118,682,593

Preferred Stock (0.62%)

Telephone Communication (0.62%)
   Sprint - 8.25% Convertible Preferred     17,500        1,299,375


                                       Principal
                                        Amount          Value


Bonds (24.52%)

Beverages (0.65%)
   Seagram Co., Ltd. Notes;
      6.50%; 4/1/2003                   $1,400,000      $ 1,362,232

Blast Furnace & Basic Steel
Products (0.80%)
   Carpenter Technology Corp.
     Medium-Term Notes;
     6.99%; 4/20/2018                    1,700,000        1,492,775
   Quanex Corp. Convertible
     Subordinated Debentures;
     6.88%; 6/30/2007                      200,000          195,500

                                                          1,688,275
Commercial Banks (2.25%)
   J.P. Morgan & Co., Inc.
     Subordinated Notes;
     6.70%; 11/1/2007                   $1,800,000      $ 1,713,631
   NationsBank Corp. Subordinated
     Notes; 7.80%; 9/15/2016             3,000,000        3,000,147

                                                          4,713,778
Communications Equipment (0.81%)
   Motorola, Inc. Debentures;
     7.50%; 5/15/2025                    1,750,000        1,703,774

Computer & Office Equipment (1.30%)
   Seagate Technology, Inc.
     Senior Notes;
     7.13%; 3/1/2004                     2,000,000        1,846,794
     7.37%; 3/1/2007                     1,000,000          881,044

                                                          2,727,838
Consumer Products (1.19%)
   Philip Morris Cos., Inc. Notes;
     7.25%; 9/15/2001                    1,500,000        1,489,094
     6.15%; 3/15/2010                    1,000,000          999,150

                                                          2,488,244
Department Stores (1.86%)
   Dillards, Inc. Notes;
     6.43%; 8/1/2004                     2,000,000        1,879,760
     7.38%; 6/1/2006                       845,000          811,504
   Fred Meyer, Inc. Senior Notes;
     7.38%; 3/1/2005                     1,225,000        1,208,968

                                                          3,900,232
Farm & Garden Machinery (0.76%)
   Deere & Co. Senior Debentures;
     8.50%; 1/9/2022                     1,500,000        1,591,039

Fire, Marine & Casualty
Insurance (0.62%)
   St. Paul Cos., Inc.
     Medium Term Notes; Series C
     6.38%; 12/15/2008                   1,400,000        1,298,850

Forest Products (0.73%)
   Weyerhaeuser Co. Debentures;
     6.95%; 10/1/2027                    1,700,000        1,528,047

Funeral Service & Crematories (1.07%)
   Service Corp. International Notes;
     6.75%; 6/1/2001                     2,450,000        2,241,057

General Government, NEC (1.04%)
   Province of Quebec, Canada
     Debentures; 7.50%; 7/15/2002          700,000          706,993
     7.00%; 1/30/2007                    1,500,000        1,467,315

                                                          2,174,308
General Industrial Machinery (0.14%)
   Ingersoll-Rand Medium-Term Notes;
     6.46%; 11/19/2003                     300,000          290,769

Medical Service & Health
Insurance (0.33%)
   Aetna Services, Inc.;
     6.38%; 8/15/2003                      715,000      $   683,338

Miscellaneous Investing (1.17%)
   Federal Realty Investment Trust
     Notes; 8.88%; 1/15/2000             1,000,000        1,000,506
   Kimco Realty Corp. Senior Notes;
     6.50%; 10/1/2003                    1,525,000        1,457,186

                                                          2,457,692
Motor Vehicles & Equipment (1.48%)
   Chrysler Corp. Debentures;
     7.45%; 3/1/2027                     1,800,000        1,747,307
   General Motors Corp. Debentures;
     7.70%; 4/15/2016                    1,353,000        1,356,906

                                                          3,104,213
Paper & Paper Products (0.35%)
   Boise Cascade Office Products
     Corp. Notes; 7.05%; 5/15/2005         800,000          746,025

Paper Mills (0.62%)
   International Paper Co. Notes;
     6.88%; 7/10/2000                    1,295,000        1,295,989

Petroleum & Petroleum
Products (0.97%)
   Enron Corp. Notes;
     6.75%; 9/1/2004                     2,100,000        2,045,564

Plumbing & Heating, Except
Electricity (0.46%)
   Masco Corp. Notes; 6.13%; 9/15/2003   1,000,000          975,590

Railroads (1.52%)
   Norfolk Southern Debentures;
     9.00%; 3/1/2021                     1,500,000        1,606,125
   Union Pacific Corp. Notes;
     7.00%; 6/15/2000                    1,575,000        1,579,903

                                                          3,186,028
Security Brokers & Dealers (2.72%)
   Bear Stearns Cos., Inc. Senior Notes;
     6.13%; 2/1/2003                     1,600,000        1,544,062
   Lehman Brothers, Inc. Senior
     Subordinated Notes;
     6.13%; 2/1/2001                     1,300,000        1,284,708
     7.25%; 4/15/2003                    1,300,000        1,290,930
   Morgan Stanley Group, Inc.
     Debentures; 8.88%; 10/15/2001       1,530,000        1,577,057

                                                          5,696,757
Surety Insurance (1.68%)
   Allstate Corp. Debentures;
     6.75%; 5/15/2018                    2,650,000        2,368,369
   MBIA, Inc. Debentures;
     7.00%; 12/15/2025                   1,300,000        1,161,153

                                                          3,529,522
Trucking & Courier Services,
Except Air (0.00%)
   Builders Transport, Inc. Convertible
     Subordinated Debentures;
     6.50%; 5/1/2011                       306,000(b)           765


                                    Total Bonds       51,429,926


                                       Principal
    Type    Rate      Maturity          Amount          Value


Federal Home Loan Mortgage Corporation (FHLMC)
Certificates (3.28%)

FHLMC       6.00%  1/1/2029             $  966,110      $   885,948
FHLMC       6.50   9/1/2027-5/1/2029     4,923,476        4,654,955
FHLMC       7.00   12/1/2027             1,392,298        1,349,643

                         Total FHLMC Certificates         6,890,546

Federal National Mortgage Association (FNMA)
Certificates (0.66%)

FNMA 6.50   8/1/2028                     1,474,895        1,392,946

Government National Mortgage Association (GNMA)
Certificates (3.06%)

GNMA II     6.00   9/20/2026-1/15/2029   7,057,138        6,421,059


                                       Principal
                                        Amount          Value


Asset-Backed Securities (8.24%)

Mortgage Pass-Through Securities (7.28%)
   Chase Commercial Mortgage Securities
     Corp. Mortgage Pass-Through
     Cert., Series 1998-1, Class B;
     6.56%; 5/18/2008                   $2,800,000      $ 2,624,435
   DLJ Commercial Mortgage Corp.,
     Mortgage Pass-Through Cert.,
     Series 1998-CF1, Class A-1B;
     6.41%; 2/18/2008                    2,900,000        2,722,636
   First Union Commercial Mortgage
     Trust Commercial Mortgage
     Pass-Through Certificate,
     Series 1999-C1, Class B;
     6.22%; 12/15/2008                   1,900,000        1,732,971
   GMAC Commercial Mortgage
     Securities, Inc. Mortgage
     Pass-Through Certificates,
     Series 1998-C2, Class C;
     6.50%; 8/15/2008                    2,500,000        2,290,125
   J.P. Morgan Commercial Mortgage
     Finance Corp. Mortgage
     Pass-Through Certificates,
     Series 1999-C7, Class B;
     6.66%; 10/15/2035                   1,000,000          933,240
   LB Commercial Conduit Mortgage Trust,
     Mortgage Pass-Through Cert.,
     Series 1999-C1, Class A2
     6.78%; 6/15/2031                    1,000,000          953,450
   LB Commercial Mortgage Trust,
     Mortgage Pass-Through Cert.,
     Series 1998-C4, Class A-1B;
     6.21%; 10/15/2008                   2,000,000        1,842,240
   Lehman Large Loan
     Series 1997-LLI, Class A1
     6.79%; 6/12/2004                      218,304          216,521
   Morgan Stanley Capital I, Inc.
     Commercial Mortgage,
     Series 1999-RM1, Class B;
     6.81%; 12/15/2031                   2,100,000        1,962,843

                                                         15,278,461

Personal Credit Institutions (0.96%)
   Chase Manhattan Credit Card
     Master Trust Asset-Backed
     Cert., Series 1997-2, Class A;
     6.30%; 4/15/2003                   $2,000,000      $ 1,998,200


                  Total Asset-Backed Securities          17,276,661

Commercial Paper (2.20%)

Personal Credit Institutions (2.20%)
   Investment in Joint Trade Account,
    Associates Corp.; 4.00%; 01/03/2000  4,600,769        4,600,769


           Total Portfolio Investments (99.16%)         207,993,875

Cash, receivables and other assets,
   net of liabilities (0.84%)                             1,753,437


                     Total Net Assets (100.00%)        $209,747,312



(a) Non-income producing security - No dividend paid during the past twelve months. (b) Non-income producing security - Security in default.


BLUE CHIP ACCOUNT


                                        Shares
                                         Held           Value


Common Stocks (97.86%)

Bakery Products (2.80%)
   Sara Lee Corp.                            8,200        $ 180,913

Beverages (5.15%)
   Anheuser-Busch Cos., Inc.                 2,300          163,013
   PepsiCo, Inc.                             4,800          169,200

                                                            332,213
Books (2.77%)
   McGraw-Hill Cos., Inc.                    2,900          178,713

Commercial Banks (4.73%)
   Bank One Corp.                            3,200          102,600
   J.P. Morgan & Co., Inc.                   1,600          202,600

                                                            305,200
Communications Equipment (4.56%)
   Motorola, Inc.                            2,000          294,500

Computer & Office Equipment (9.17%)
   Automatic Data Processing, Inc.           4,400          237,050
   Hewlett-Packard Co.                       1,800          205,087
   Pitney Bowes, Inc.                        3,100          149,769

                                                            591,906
Department Stores (4.39%)
   Wal-Mart Stores, Inc.                     4,100          283,412

Drugs (9.68%)
   American Home Products Corp.              3,400        $ 134,088
   Johnson & Johnson                         1,800          167,625
   Merck & Co., Inc.                         2,600          174,362
   Pharmacia & Upjohn                        3,300          148,500

                                                            624,575
Eating & Drinking Places (2.56%)
   McDonald's Corp.                          4,100          165,281

Electrical Industrial Apparatus (2.49%)
   Emerson Electric Co.                      2,800          160,650

Fire, Marine & Casualty
Insurance (6.15%)
   American International Group, Inc.        1,900          205,438
   Chubb Corp.                               3,400          191,462

                                                            396,900
General Industrial Machinery (2.81%)
   Pall Corp.                                8,400          181,125

Grain Mill Products (2.43%)
   Kellogg Co.                               5,100          157,144

Groceries & Related Products (3.43%)
   Sysco Corp.                               5,600          221,550

Household Appliances (3.84%)
   General Electric Co.                      1,600          247,600

Measuring & Controlling Devices (0.19%)
   Agilent Technologies, Inc.                  157(a)        12,138

Medical Instruments & Supplies (2.65%)
   Becton, Dickinson & Co.                   6,400          171,200

Miscellaneous Converted Paper
Products (2.88%)
   Minnesota Mining & Mfg. Co.               1,900          185,963

Miscellaneous Food & Kindred
Products (3.10%)
   Bestfoods                                 3,800          199,737

Petroleum Refining (8.26%)
   Exxon Mobil Corp.                         4,444          358,020
   Royal Dutch Petroleum Co. ADR             2,900          175,269

                                                            533,289
Preserved Fruits & Vegtables (2.59%)
   H. J. Heinz Co.                           4,200          167,212

Sugar & Confectionery Products (2.83%)
   Wrigley (Wm.) Jr. Co.                     2,200          182,462

Telephone Communication (5.38%)
   AT&T Corp.                                3,500        $ 177,625
   GTE Corp.                                 2,400          169,350

                                                            346,975
Women's Clothing Stores (3.02%)
   Limited, Inc.                             4,300          186,244
   Too, Inc.                                   485(a)         8,366

                                                            194,610


                            Total Common Stocks           6,315,268


                                       Principal
                                        Amount          Value


Commercial Paper (0.02%)

Personal Credit Institutions (0.02%)
   Investments in Joint Trade Account,
     Associates Corp.; 4.00%; 1/3/2000      $1,224        $   1,224


           Total Portfolio Investments (97.88%)           6,316,492

Cash and receivables, net of liabilities (2.12%)            136,975


                     Total Net Assets (100.00%)          $6,453,467



(a) Non-income producing security - No dividend paid during the period.

BOND ACCOUNT


                                       Principal
                                        Amount          Value


Bonds (92.73%)

Air Transportation, Scheduled (2.63%)
   Continental Airlines Pass-Through Cert.,
     Series 1999-2 Class A-1;
     7.26%; 9/15/2021                   $2,000,000      $ 1,911,220
   Federal Express Corp.,
     Pass-Through Cert.;
     7.96%; 3/28/2017                      282,311          267,021
     7.58%; 7/2/2019                       500,000          470,700
   Northwest Airlines Pass-Through Cert.,
     Series 1999-1 Class 1A;
     6.81%; 2/1/2020                       699,409          638,728

                                                          3,287,669
Bakery Products (0.72%)
   Nabisco, Inc. Notes; 7.05%; 7/15/2007   950,000          901,047

Beverages (2.46%)
   Canadaigua Brands, Inc. Senior Notes;
     8.63%; 8/1/2006                     1,500,000        1,494,375
   Joseph E. Seagram & Sons Guaranteed
     Debentures; 8.88%; 9/15/2011        1,500,000        1,590,453

                                                          3,084,828
Broadwoven Fabric Mills,
Cotton (1.03%)
   Burlington Industries, Inc. Notes;
     7.25%; 9/15/2005                   $1,500,000      $ 1,288,101

Cable & Other Pay TV Services (2.41%)
   Cox Communications, Inc. Notes;
     7.75%; 8/15/2006                    1,500,000        1,513,734
   CSC Holdings, Inc. Senior Notes;
     8.13%; 8/15/2009                    1,500,000        1,498,125

                                                          3,011,859
Cash Grains (0.24%)
   Aktiebolaget SKF Senior Notes;
     7.63%; 7/15/2003                      300,000          296,085

Combination Utility Services (2.00%)
   Puget Sound Power & Light Co. First
     Mortgage Medium-Term Notes,
     Series A; 7.75%; 2/1/2007           2,500,000        2,498,190

Computer & Data Processing
Services (2.33%)
   Comdisco, Inc.
     Notes; 6.00%; 1/30/2002             2,000,000        1,936,234
     Medium-Term Notes;
     6.65%; 11/13/2001                   1,000,000          981,857

                                                          2,918,091
Computer & Office Equipment (2.94%)
   International Game Technology
     Senior Notes; 8.38%; 5/15/2009      2,000,000(a)     1,915,000
   Seagate Technology, Inc. Senior Notes;
     7.37%; 3/1/2007                     2,000,000        1,762,088

                                                          3,677,088
Credit Reporting & Collection (2.39%)
   Orix Credit Alliance Short-Term Notes;
     7.00%; 3/15/2001                    3,000,000(a)     2,983,140

Crude Petroleum & Natural Gas (1.29%)
   Louis Dreyfus Natural Gas Corp.
     Senior Notes; 6.88%; 12/1/2007      1,500,000        1,353,510
   Occidental Petroleum Corp.
     Medium-Term Notes;
     9.73%; 6/15/2001                      250,000          258,518

                                                          1,612,028
Department Stores (1.67%)
   Harcourt General, Inc. Subordinated
     Notes; 9.50%; 3/15/2000               350,000          351,630
   J.C. Penney Co., Inc. Medium-Term
     Notes, Series A;
     6.88%; 10/15/2015                   1,500,000        1,207,524
   Sears Roebuck Co. Medium-Term
     Notes; 9.05%; 2/6/2012                500,000          535,068

                                                          2,094,222
Drug Stores & Proprietary Stores (0.82%)
   Rite Aid Corp. Senior Debentures;
     6.88%; 8/15/2013                    1,500,000        1,020,000

Eating & Drinking Places (2.29%)
   Aramark Services, Inc.;
     6.75%; 8/1/2004                     3,000,000        2,864,985

Electric Services (10.97%)
   AES Ironwood LLC Senior Secured
     Bonds; 8.88%; 11/30/2025           $3,000,000(a)   $ 2,840,040
   CE Generation LLC Senior Secured
     Notes; 7.42%; 12/15/2018            1,000,000(a)       918,850
   Calpine Corp. Notes; 7.75%; 4/15/2009 2,000,000        1,890,000
   Central Vermont Public Service Corp.
     Second Mortgage Bonds;
     8.13%; 8/1/2004                     2,000,000(a)     1,934,226
   Commonwealth Edison Co. Debentures;
     6.95%; 7/15/2018                    1,000,000          901,957
   East Coast Power, LLC Senior Secured
     Notes; 7.53%; 6/30/2017             2,000,000        1,768,360
   Osprey Trust/Osprey I, Inc. Senior
     Secured Notes; 8.31%; 1/15/2003     3,500,000(a)     3,475,245

                                                         13,728,678
Engines & Turbines (0.72%)
   Brunswick Corp. Debentures;
     7.38%; 9/1/2023                     1,000,000          894,610

Fabricated Rubber Products,
NEC (0.21%)
   M.A. Hanna Co. Senior Notes;
     9.38%; 9/15/2003                      250,000          262,729

Farm & Garden Machinery (1.11%)
   Case Corp. Notes; 7.25%; 1/15/2016    1,500,000        1,388,315

Funeral Service & Crematories (1.19%)
   Service Corp. International Notes;
     6.00%; 12/15/2005                   2,000,000        1,486,382

General Government, NEC (0.40%)
   Ontario Hydro Debentures;
     7.45%; 3/31/2013                      500,000          496,185

General Industrial Machinery (0.74%)
   Timken Co. Medium-Term Notes;
     6.20%; 1/15/2008                    1,000,000          921,680

Gold & Silver Ores (0.55%)
   Placer Dome, Inc. Notes;
     7.13%; 6/15/2007                      750,000          688,074

Grain Mill Products (0.80%)
   Ralston Purina Co. Debentures;
     7.75%; 10/1/2015                    1,000,000          996,758

Groceries & Related Products (1.13%)
   Supervalu, Inc. Medium-Term Notes,
     Series B; 6.49%; 12/12/2005         1,500,000        1,376,556

Grocery Stores (1.57%)
   American Stores Co. Bonds;
     8.00%; 6/1/2026                     1,000,000        1,012,016
   Food Lion, Inc. Notes;
     7.55%; 4/15/2007                    1,000,000          947,319

                                                          1,959,335
Highway & Street Construction (1.28%)
   Foster Wheeler Corp. Notes;
      6.75%; 11/15/2005                  1,900,000        1,595,297

Hotels & Motels (3.49%)
   Hilton Hotels Corp. Notes;
     7.70%; 7/15/2002                   $1,500,000      $ 1,484,508
   Marriott International, Inc. Notes;
     6.63%; 11/15/2003                   3,000,000        2,880,987

                                                          4,365,495
Industrial Organic Chemicals (1.97%)
   Equistar Chemicals LP Senior Notes;
     8.75%; 2/15/2009                    2,500,000        2,463,578

Life Insurance (0.74%)
   John Hancock Mutual Life Insurance
     Co. Surplus Notes;
     7.38%; 2/15/2024                    1,000,000(a)       924,353

Lumber & Construction
Materials (1.27%)
   Crane Co. Notes; 8.50%; 3/15/2004     1,524,000        1,591,391

Machinery, Equipment &
Supplies (0.59%)
   AAR Corp. Notes; 7.25%; 10/15/2003      750,000          734,167

Management & Public Relations (2.28%)
   ServiceMaster Co. Ltd.
     Notes; 6.95%; 8/15/2007             1,000,000          930,089
     7.88%; 8/15/2009                    2,000,000        1,925,202

                                                          2,855,291
Millwork, Plywood & Structural
Members (0.09%)
   Georgia-Pacific Corp.
     Debentures; 9.50%; 12/1/2011          100,000          110,520

Miscellaneous Investing (2.78%)
   First Industrial LP Medium-Term
     Notes; 7.00%; 12/1/2006             2,000,000        1,803,902
   Washington REIT Senior Notes;
     7.25%; 8/13/2006                    1,000,000          954,930
   Weingarten Realty Investors
     Medium-Term Notes;
     7.29%; 5/23/2005                      750,000          723,738

                                                          3,482,570
Miscellaneous Metal Ores (0.29%)
   Cyprus Minerals Co. Notes;
     10.13%; 4/1/2002                      350,000          360,409

Mortgage Bankers & Brokers (1.48%)
   Chase Commercial Mortgage
     Securities Corp. Class C Notes;
     6.60%; 12/19/2007                   2,000,000        1,856,580

Motor Vehicles & Equipment (1.68%)
   Ford Motor Credit Co. Senior Notes;
     5.80%; 1/12/2009                    1,500,000        1,329,750
   TRW, Inc. Medium-Term Notes;
     9.25%; 12/30/2011                     700,000          775,106

                                                          2,104,856
Newspapers (3.55%)
   News America Holdings, Inc.
     Guaranteed Senior Notes;
     8.50%; 2/15/2005                   $1,500,000      $ 1,556,482
   United News & Media PLC Notes;
     7.75%; 7/1/2009                     3,000,000        2,878,863

                                                          4,435,345
Oil & Gas Field Services (1.92%)
   Petroleum Geo-Services ASA
     Notes; 7.50%; 3/31/2007             2,000,000        1,951,896
   R&B Falcon Senior Notes;
     6.75%; 4/15/2005                      500,000          448,750

                                                          2,400,646
Operative Builders (1.47%)
   Pulte Corp.
     Notes; 7.63%; 10/15/2017            1,000,000          854,998
     Senior Notes; 8.38%; 8/15/2004      1,000,000          993,453

                                                          1,848,451
Paper & Paper Products (1.12%)
   Boise Cascade Office Products Corp.
     Notes; 7.05%; 5/15/2005             1,500,000        1,398,798

Paper Mills (1.47%)
   Bowater, Inc. Debentures;
     9.38%; 12/15/2021                     200,000          217,264
   Champion International Corp. Notes;
     9.88%; 6/1/2000                       250,000          253,191
     7.10%; 9/1/2005                       875,000          848,839
   Potlatch Corp. Medium-Term
     Notes; 8.75%; 1/14/2022               500,000          518,257

                                                          1,837,551
Petroleum Refining (2.51%)
   Ashland Oil, Inc. Medium-Term Notes,
     Series F; 8.54%; 1/13/2005            250,000          258,259
     7.71%; 5/11/2007                      500,000          492,051
     7.73%; 7/15/2013                      250,000          241,343
   Sun Co., Inc.
     Debentures; 9.00%; 11/1/2024          500,000          525,452
     Notes; 7.13%; 3/15/2004               200,000          195,985
   Tosco Corp. Notes; 7.25%; 1/1/2007    1,500,000        1,425,456

                                                          3,138,546
Plumbing & Heating, Except
Electric (0.37%)
   Masco Corp. Debentures;
     7.13%; 8/15/2013                      500,000          464,747

Public Building & Related
Furniture (0.77%)
   Lear Corp. Senior Notes;
     7.96%; 5/15/2005                    1,000,000(a)       962,748

Pulp Mills (0.16%)
   International Paper Co. Medium-Term
     Notes; 9.70%; 8/15/2000               200,000          203,540

Railroads (1.48%)
   Union Pacific Corp.
     Debentures; 7.00%; 2/1/2016         1,000,000          912,581
     Notes; 6.40%; 2/1/2006              1,000,000          942,249

                                                          1,854,830
Rental of Railroad Cars (0.76%)
   GATX Capital Corp. Medium-Term
     Notes, Series C; 6.86%; 10/13/2005  1,000,000          948,961

Residential Building Construction (3.01%)
   D.R. Horton, Inc. Senior Notes;
     8.00%; 2/1/2009                    $2,000,000      $ 1,830,000
   Southern Energy, Inc. Senior Notes;
     7.90%; 7/15/2009                    2,000,000(a)     1,935,638

                                                          3,765,638
Sanitary Services (1.15%)
   Laidlaw, Inc. Senior Notes;
     7.88%; 4/15/2005                    1,045,000          994,516
   WMX Technologies, Inc. Notes;
     7.00%; 10/15/2006                     500,000          437,627

                                                          1,432,143
Search & Navigation Equipment (2.00%)
   Raytheon Co. Notes;
     6.40%; 12/15/2018                   3,000,000        2,499,867

Security Brokers & Dealers (4.27%)
   Bear Stearns Co., Inc. Senior Notes;
     7.00%; 3/1/2007                     2,500,000        2,375,140
   Lehman Brothers, Inc.
     Senior Subordinated Notes;
     7.38%; 1/15/2007                    3,000,000        2,918,805

                                                          5,293,945
Telephone Communication (4.11%)
   Global Crossing Holdings Ltd. Senior
     Notes; 9.13%; 11/15/2006            2,500,000(a)     2,471,875
   Sprint Capital Corp. Global Bonds;
     6.88%; 11/15/2028                   3,000,000        2,668,710

                                                          5,140,585
Variety Stores (0.13%)
   Dayton-Hudson Corp. Debentures;
     9.63%; 2/1/2008                       150,000          168,832


                                    Total Bonds         115,976,315

Asset-Backed Securities (3.77%)

Investment Offices (2.20%)
   Morgan Stanley Capital I, Inc.
     Commercial Mortgage
     Pass-Through Cert., Series 99-WF1,
     Class C; 6.54%; 10/15/2008          3,000,000        2,750,700

Security Brokers & Dealers (1.57%)
   Merrill Lynch Mortgage Investors, Inc.
     Collateralized Mortgage-Backed
     Security, Series 95-C3, Class C;
     7.34%*; 12/26/2025                  2,000,000        1,965,140


                  Total Asset-Backed Securities           4,715,840

Commercial Paper (0.92%)

Personal Credit Institutions (0.92%)
   Investment in Joint Trade Account,
     Associates Corp.; 4.00%; 1/3/2000  $1,152,804      $ 1,152,804


           Total Portfolio Investments (97.42%)         121,844,959

Cash, receivables and other assets,
   net of liabilities (2.58%)                             3,221,701


                     Total Net Assets (100.00%)        $125,066,660



(a) Restricted security - See Note 4 to the financial statements. * Variable rate (monthly).

CAPITAL VALUE ACCOUNT


                                        Shares
                                         Held           Value


Common Stocks (98.28%)

Bakery Products (1.18%)
   Sara Lee Corp.                          196,200      $ 4,328,662

Beverages (1.04%)
   PepsiCo, Inc.                           108,100        3,810,525

Combination Utility Services (1.47%)
   Montana Power Co.                       150,000        5,409,375

Commercial Banks (14.81%)
   AmSouth Bancorp.                        407,530        7,870,423
   Bank of America Corp.                   151,100        7,583,331
   Bank One Corp.                          236,934        7,596,696
   Chase Manhattan                         145,000       11,264,688
   Comerica, Inc.                          142,500        6,652,969
   First Union Corp.                       109,620        3,596,906
   KeyCorp                                 206,000        4,557,750
   Summit Bancorp.                         175,300        5,368,563

                                                         54,491,326
Communications Equipment (1.14%)
   Motorola, Inc.                           28,500        4,196,625

Computer & Data Processing
Services (2.05%)
   Shared Medical Systems Corp.            148,200        7,548,938

Computer & Office Equipment (2.63%)
   Compaq Computer Corp.                   143,900        3,894,294
   Hewlett-Packard Co.                      50,700        5,776,631

                                                          9,670,925
Crude Petroleum & Natural Gas (3.02%)
   Texaco, Inc.                            204,400       11,101,475

Department Stores (1.82%)
   Sears, Roebuck & Co.                    219,800        6,690,162

Drugs (7.06%)
   Abbott Laboratories                     224,800      $ 8,163,050
   American Home Products Corp.            200,500        7,907,219
   Merck & Co., Inc.                       147,900        9,918,544

                                                         25,988,813
Electric Lighting & Wiring
Equipment (1.43%)
   Cooper Industries, Inc.                 130,200        5,264,963

Electric Services (2.71%)
   FPL Group, Inc.                          66,900        2,864,156
   Pinnacle West Capital Corp.             128,700        3,933,394
   Reliant Energy, Inc.                    139,000        3,179,625

                                                          9,977,175
Electrical Industrial Apparatus (2.61%)
   Emerson Electric Co.                    167,500        9,610,312

Electronic Components &
Accessories (0.51%)
   LSI Logic Corp.                          27,800(a)     1,876,500

Forest Products (2.50%)
   Weyerhaeuser Co.                        128,200        9,206,362

Grain Mill Products (2.10%)
   Kellogg Co.                             250,200        7,709,287

Greeting Cards (1.88%)
   American Greetings Corp.                293,161        6,925,929

Groceries & Related Products (2.98%)
   Sysco Corp.                             277,200       10,966,725

Grocery Stores (1.07%)
   Albertson's, Inc.                       122,000        3,934,500

Life Insurance (2.64%)
   American General Corp.                  128,000        9,712,000

Machinery, Equipment &
Supplies (1.51%)
   Grainger (W.W.), Inc.                   116,000        5,546,250

Management & Public Relations (1.13%)
   Dun & Bradstreet Corp.                  140,600        4,147,700

Measuring & Controlling Devices (1.13%)
   Beckman Coulter, Inc.                    43,300        2,202,888
   Mallinckrodt, Inc.                       62,000        1,972,375

                                                          4,175,263
Metal Cans & Shipping
Containers (1.62%)
   Ball Corp.                              151,100        5,949,562

Miscellaneous Converted Paper
Products (4.17%)
   Avery Dennison Corp.                    155,800      $11,353,925
   Minnesota Mining & Mfg. Co.              40,900        4,003,087

                                                         15,357,012
Miscellaneous Furniture &
Fixtures (1.80%)
   Newell Rubbermaid, Inc.                 228,300        6,620,700

Paper Mills (3.17%)
   Kimberly Clark Corp.                    179,000       11,679,750

Petroleum Refining (9.43%)
   Atlantic Richfield Co.                  135,200       11,694,800
   Chevron Corp.                           128,600       11,139,975
   Exxon Mobil Corp.                       147,300       11,866,856

                                                         34,701,631
Plumbing & Heating, Except
Electric (2.04%)
   Masco Corp.                             296,400        7,521,150

Rental of Railroad Cars (2.02%)
   GATX Corp.                              220,000        7,425,000

Savings Institutions (1.48%)
   Citigroup, Inc.                          98,300        5,461,794

Soap, Cleaners & Toilet Goods (1.82%)
   Procter & Gamble Co.                     61,100        6,694,269

Telephone Communication (10.31%)
   AT&T Corp.                              196,550        9,974,913
   Bell Atlantic Corp.                     156,000        9,603,750
   SBC Communications, Inc.                179,484        8,749,845
   U.S. West, Inc.                         133,400        9,604,800

                                                         37,933,308


                            Total Common Stocks         361,633,968


                                       Principal
                                        Amount          Value


Commercial Paper (1.48%)

Personal Credit Institutions (1.48%)
   Investment in Joint Trade Account,
     Associates Corp.; 4.00%; 1/3/2000  $5,427,207      $ 5,427,207


            Total Portfolio Investments (99.76%)        367,061,175

Cash and receivables, net of liabilities (0.24%)            865,591


                      Total Net Assets (100.00%)       $367,926,766



(a) Non-income producing security - No dividend paid during the past twelve months.

GOVERNMENT SECURITIES ACCOUNT


                                       Principal
    Type    Rate      Maturity          Amount          Value


Federal Home Loan Mortgage Corporation (FHLMC)
Certificates (26.96%)

FHLMC       5.50%  3/1/2024             $  233,841      $   210,003
FHLMC       6.00   1/1/2009 - 1/1/2026   5,373,224        5,092,113
FHLMC       6.50   6/1/2018 - 12/2/2028 14,871,462       14,076,179
FHLMC       7.00   1/1/2024 - 10/1/2028 11,163,683       10,815,996
FHLMC       7.50   12/1/2027               563,664          558,675
FHLMC Gold  5.50   2/1/2024                873,354          781,390
FHLMC Gold  6.00   7/1/2009              1,894,690        1,826,287
FHLMC Gold  6.50   10/1/2025 -5/1/2026   1,118,665        1,063,812
FHLMC Gold  7.00   9/1/2023 - 5/1/2028   1,825,690        1,776,328
FHLMC Gold  7.50   2/1/2022 - 8/1/2027     956,800          949,153


                         Total FHLMC Certificates        37,149,936

Federal National Mortgage Association (FNMA)
Certificates (14.86%)

FNMA 5.50   5/1/2024                       997,935          894,170
FNMA 6.00  11/1/2023 - 11/1/2028         6,607,638        6,165,774
FNMA 6.50  11/1/2023 - 4/1/2029          9,566,812        9,058,520
FNMA 7.00   8/1/2023 - 11/1/2027         2,996,200        2,906,445
FNMA 7.50   4/1/2022 - 7/1/2027            869,946          862,603
FNMA Gold   6.50   8/1/2025                628,171          592,140


                          Total FNMA Certificates        20,479,652

Government National Mortgage Association (GNMA)
Certificates (24.56%)

GNMA I   6.50   5/15/2026 - 8/15/2028    2,664,171        2,506,836
GNMA I   7.00   1/15/2024 - 5/15/2028    4,939,555        4,781,959
GNMA I   7.50   1/15/2027 - 2/15/2027    1,177,665        1,170,977
GNMA II  6.00   5/20/2024 - 7/20/2029   25,042,974       22,839,659
GNMA II  6.50   12/20/2025 - 2/20/2026   2,706,996        2,548,125


                          Total GNMA Certificates        33,847,556


                                       Principal
                                        Amount          Value


Private Export Funding Corporation (PEFCO)
Certificates (14.04%)

Private Export Funding Corp.
   Notes;
     6.24%; 5/15/2002                   $  200,000      $   198,353
     7.01%; 4/30/2004                      280,000          281,396
     8.40%; 7/31/2001                    1,300,000        1,335,602
   Secured Notes;
     6.62%;10/1/2005                     2,200,000        2,166,067
     6.67%; 9/15/2009                    4,400,000        4,254,870
     8.35%; 1/31/2001                    1,000,000        1,019,340
   Series KK, Senior Secured Notes;
     8.75%; 6/30/2003                    2,373,000        2,513,557
   Series SS, Senior Secured Notes;
     5.50%; 3/15/2001                    3,375,000        3,337,082
     5.80%; 2/01/2004                    1,980,000        1,944,574
     7.03%; 10/31/2003                   2,275,000        2,288,864


                       Total PEFCO Certificates          19,339,705

Student Loan Marketing Association (SLMA)
Certificates (13.55%)

Student Loan Marketing Association
   Debentures;
     7.30%; 8/1/2012                   $10,000,000      $10,073,350
     8.47%; 12/1/2008                    1,000,000        1,087,765
     9.15%; 12/1/2004                    1,200,000        1,312,720
   Global Notes;
     6.05%;  9/14/2000                   1,790,000        1,786,689
   Medium-Term Notes;
     5.57%; 3/17/2000                    1,000,000          999,188
     6.25%; 12/1/2008                    1,100,000        1,036,765
   Notes;
     5.20%; 3/2/2001                       500,000          493,183
     6.13%; 12/1/2005                    1,560,000        1,493,416
     9.25%; 6/1/2004                       350,000          381,465


                        Total SLMA Certificates          18,664,541

Other Federal Agencies (2.69%)

Agency-Backed Bonds (2.69%)

   Tennessee Valley Authority Bonds;
     6.50%; 8/20/2001                    1,374,000        1,368,552
   Tennessee Valley Authority Global Notes;
     0.00%; 5/1/2000                     1,000,000(a)       981,729
     6.38%; 6/15/2005                      385,000          371,012
   Tennessee Valley Authority Notes;
     5.28%; 9/14/2001                    1,000,000          980,227


                   Total Other Federal Agencies           3,701,520

Federal Agency Short-Term Obligations (2.12%)

Federal & Federally Sponsored
Credit (2.12%)

   Investment in Joint Trade Account,
     Federal Home Loan Bank System;
     1.50%; 1/3/2000                     2,926,788        2,926,788


           Total Portfolio Investments (98.78%)         136,109,698

Cash and receivables, net of liabilities (1.22%)          1,677,772


                     Total Net Assets (100.00%)        $137,787,470




(a) Non-income producing security - zero-coupon bond.

GROWTH ACCOUNT


Common Stocks (99.46%)

Accounting, Auditing &
Bookkeeping (1.17%)
   Paychex, Inc.                           101,500      $ 4,060,000

Beverages (2.56%)
   Coca-Cola Co.                            31,600        1,840,700
   PepsiCo, Inc.                           198,900        7,011,225

                                                          8,851,925
Cable & Other Pay TV Services (0.72%)
   Charter Communciation, Class A          114,120(a)     2,496,375

Commercial Banks (5.28%)
   Chase Manhattan Corp.                    68,100        5,290,519
   Fifth Third Bancorp                     106,000        7,777,750
   State Street Corp.                       71,000        5,187,437

                                                         18,255,706
Communications Equipment (13.52%)
   General Instrument Corp.                 82,700(a)     7,029,500
   Lucent Technologies, Inc.               132,000        9,875,250
   Motorola, Inc.                           29,800        4,388,050
   Network Appliance, Inc.                  69,000        5,731,312
   Qualcom Inc.                             48,000        8,454,000
   Tellabs, Inc.                            75,000(a)     4,814,062
   Williams Communication Group, Inc.      223,600(a)     6,470,425

                                                         46,762,599
Computer & Data Processing
Services (13.21%)
   BMC Software, Inc.                       45,000(a)     3,597,187
   IMS Health, Inc.                        200,000        5,437,500
   Microsoft Corp.                         175,500(a)    20,489,625
   Sun Microsystems, Inc.                   44,000(a)     3,407,250
   Veritas Software                         89,000(a)    12,738,125

                                                         45,669,687
Computer & Office Equipment (9.70%)
   Automatic Data Processing, Inc.          91,600        4,934,950
   Cisco Systems, Inc.                     114,000(a)    12,212,250
   Comverse Technology, Inc.                62,500(a)     9,046,875
   Dell Computer Corp.                      76,500(a)     3,901,500
   IBM Corp.                                32,000        3,456,000

                                                         33,551,575
Department Stores (2.19%)
   Wal-Mart Stores, Inc.                   109,800        7,589,925

Drug Stores & Proprietary
Stores (2.17%)
   CVS Corp.                               188,000        7,508,250

Drugs (8.88%)
   American Home Products Corp.            107,200      $ 4,227,700
   Bristol-Myers Squibb Co.                 50,100        3,215,794
   Johnson & Johnson Co.                    21,400        1,992,875
   Lilly (Eli) & Co.                        90,600        6,024,900
   Merck & Co., Inc.                        45,000        3,017,813
   Pharmacia & Upjohn, Inc.                113,000        5,085,000
   Schering-Plough Corp.                    93,000        3,923,437
   SmithKline Beecham PLC ADR               50,100        3,228,319

                                                         30,715,838
Electronic Components &
Accessories (4.16%)
   Intel Corp.                              90,600        7,457,513
   Linear Technology Corp.                  46,400        3,320,500
   Solectron Corp.                          38,000(a)     3,614,750

                                                         14,392,763
Electronic Distribution Equipment (2.28%)
   General Electric Co.                     50,900        7,876,775

Federal & Federally Sponsored
Credit (1.66%)
   Federal National Mortgage Association    45,500        2,840,906
   Federal Home Loan Mortgage Corp.         62,000        2,917,875

                                                          5,758,781
Fire, Marine & Casualty
Insurance (0.90%)
   American International                   28,750        3,108,594

Gas Production & Distribution (1.10%)
   Williams Cos. Inc.                      124,000        3,789,750

Hotels & Motels (1.77%)
   Marriott International, Inc., Class A   193,900        6,119,969

Household Audio & Video
Equipment (1.28%)
   Amazon.com, Inc.                         58,000(a)     4,415,250

Lumber & Other Building
Materials (2.66%)
   Home Depot, Inc.                        134,400        9,214,800

Measuring & Controlling Devices (2.66%)
   JDS Uniphase Corp.                       57,000(a)     9,194,813

Medical Instruments & Supplies (3.97%)
   Guidant Corp.                           148,000(a)     6,956,000
   Medtronic Inc.                          186,000        6,777,375

                                                         13,733,375
Motion Picture Production &
Services (2.15%)
   AT&T Corp.- Liberty Media               131,000(a)     7,434,250

Oil & Gas Field Services (0.91%)
   Schlumberger Ltd.                        50,000        2,812,500
   TransOcean Sedco Forex                    9,700          326,769

                                                          3,139,269
Savings Institutions (2.91%)
   Citigroup Inc.                          181,397       10,078,871

Soap, Cleaners & Toilet Goods (1.54%)
   Colgate-Palmolive Co.                    81,800        5,317,000

Telephone Communication (10.11%)
   AT&T Corp.                              179,652      $ 9,117,339
   Global Crossing Ltd.                     88,000(a)     4,400,000
   MCI Worldcom Inc.                       159,893(a)     8,484,296
   McLeodUSA, Inc.                          78,000(a)     4,592,250
   Qwest Communications International      118,000(a)     5,074,000
   Sprint Corp.                             49,000        3,298,312

                                                         34,966,197


                            Total Common Stocks         344,002,337


                                       Principal
                                        Amount          Value


Commercial Paper (0.41%)

Personal Credit Institutions (0.41%)
   Investment in Joint Trade Account,
     Associates Corp.; 4.00%; 1/3/2000  $1,413,935      $ 1,413,935


                         Total Commercial Paper           1,413,935


           Total Portfolio Investments (99.87%)         345,416,272

Cash and receivables, net of liabilities (0.13%)            465,321


                     Total Net Assets (100.00%)        $345,881,593



(a) Non-income producing security - No dividend paid during the past twelve months.

HIGH YIELD ACCOUNT


                                       Principal
                                        Amount          Value


Bonds (88.69%)

Advertising (3.73%)
   Lamar Media Corp.
     Senior Subordinated Notes;
     9.63%; 12/1/2006                     $500,000       $  510,000

Beverages (2.19%)
   Canadaigua Brands, Inc.
     Senior Notes;
     8.63%; 8/1/2006                       300,000          298,875

Blast Furnace & Basic Steel
Products (0.88%)
   California Steel Industries, Inc.
     Senior Notes;
     8.50%; 4/1/2009                       125,000          120,000

Cable & Other Pay TV
Services (0.70%)
   Century Communications, Inc. Senior
     Notes; 8.75%; 10/1/2007               100,000           96,250

Cogeneration - Small Power
Producer (1.47%)
   Calpine Corp. Senior Notes;
     8.75%; 7/15/2007                     $200,000       $  200,500

Communications Equipment (2.06%)
   FWT, Inc. Senior Subordinated Notes;
     9.88%; 11/15/2007                     200,000(a)       20,000
   Williams Communication Group, Inc.
     Senior Notes; 10.88%; 10/1/2009       250,000          261,250

                                                            281,250
Communications Services, NEC (6.82%)
   Charter Communications Holdings, LLC
     Senior Notes; 8.25%; 4/1/2007         500,000          461,250
   Level 3 Communications, Inc.
     Senior Notes; 9.13%; 5/1/2008         500,000          471,250

                                                            932,500
Computer & Data Processing
Services (1.85%)
   DecisionOne Corp. Senior
     Subordinated Notes;
     9.75%; 8/1/2007                       500,000(a)         1,875
   PSINet, Inc. Senior Notes;
     10.50%; 12/1/2006                     250,000(b)       251,875

                                                            253,750
Computer & Office Equipment (2.12%)
   International Game Technology
     Senior Notes; 7.88%; 5/15/2004        300,000          290,250

Crude Petroleum & Natural Gas (4.99%)
   Chesapeake Energy Corp. Senior
     Notes, Series A;
     9.63%; 5/1/2005                       250,000          235,625
   Gulf Canada Resources Ltd.
     Senior Notes; 8.35%; 8/1/2006         200,000          196,500
   Louis Dreyfus Natural Gas Co.
     Senior Subordinated Notes;
     9.25%; 6/15/2004                      250,000          250,085

                                                            682,210
Eating & Drinking Places (4.30%)
   Cafeteria Operators LP
     Senior Secured Notes;
     12.00%; 12/31/2001                    500,000          495,000
   Foodmaker, Inc. Senior
     Subordinated Notes;
     8.38%; 4/15/2008                      100,000           92,875

                                                            587,875
Electric Services (2.56%)
   AES Corp. Senior Notes;
     9.50%; 6/1/2009                       250,000          252,188
   York Power Funding Ltd.
     Senior Secured Bonds;
     12.00%; 10/30/2007                    100,000(b)        98,250

                                                            350,438
Electrical Work (3.59%)
   Integrated Electrical Services
     Senior Subordinated Notes;
     9.38%; 2/1/2009                       500,000          490,625

Forest Products (0.93%)
   Doman Industries Ltd. Senior Notes;
     8.75%; 3/15/2004                     $150,000       $  127,875

Funeral Service & Crematories (3.08%)
   Service Corp. International Notes;
     7.38%; 4/15/2004                      500,000          421,235

Heavy Construction, Except
Highway (3.44%)
   Mastec, Inc. Senior Subordinated
     Notes; 7.75%; 2/1/2008                500,000          470,000

Hotels & Motels (5.76%)
   HMH Properties, Inc. Senior Notes;
     7.88%; 8/1/2005                       250,000          231,250
   John Q. Hammons Hotels LP &
     Finance Corp. First Mortgage
     Notes; 8.88%; 2/15/2004               300,000          276,000
   Vail Resorts, Inc. Senior
     Subordinated Notes;
     8.75%; 5/15/2009                      300,000          281,250

                                                            788,500
Miscellaneous Amusement,
Recreation Service (1.74%)
   Station Casinos, Inc. Senior
     Subordinated Notes,
     8.88%; 12/1/2008                      250,000          238,125

Miscellaneous Shopping Goods
Stores (0.71%)
   Zale Corp. Senior Notes;
     8.50%; 10/1/2007                      100,000           97,000

Motor Vehicles, Parts &
Supplies (3.15%)
   Special Devices, Inc. Senior
     Subordinated Notes;
     11.38%; 12/15/2008                    500,000          431,250

Oil & Gas Field Services (1.67%)
   Grey Wolf, Inc. Senior Notes;
     8.88%; 7/1/2007                       250,000          228,125

Personal Credit Institutions (7.82%)
   MacSaver Financial Services, Inc.
     Notes; 7.60%; 8/1/2007                200,000          118,000
   Mercury Financial Services Corp.
     Senior Notes; 10.00%; 3/23/2001       500,000(b)       475,000
   Metris Companies, Inc. Notes;
     10.00%; 11/1/2004                     500,000          477,500

                                                          1,070,500
Petroleum Refining (1.66%)
   Crown Central Petroleum Corp.
     Senior Notes; 10.88%; 2/1/2005        300,000          226,500

Public Building & Related
Furniture (1.72%)
   Lear Corp. Senior Notes;
     8.11%; 5/15/2009                     $250,000(b)    $  234,890

Pulp Mills (0.37%)
   Pen-Tab Industries, Inc. Senior
     Subordinated Notes;
     10.88%; 2/1/2007                      200,000           50,000

Radio & Television
Broadcasting (0.66%)
   Antenna TV S.A. Senior Notes;
     9.00%; 8/1/2007                       100,000           90,000

Residential Building
Construction (1.67%)
   D.R. Horton, Inc. Senior Notes;
     8.00%; 2/1/2009                       250,000          228,750

Retail Stores, NEC (1.09%)
   Cole National Group, Inc.
     Senior Subordinated Notes;
     9.88%; 12/31/2006                     200,000          149,000

Telephone Communication (12.93%)
   Clearnet Communications, Inc.
     Step-up* Senior Discount Notes;
     12/15/2005                            250,000(c)       245,312
   Global Crossing Holdings Ltd.
     Senior Notes; 9.13%; 11/15/2006       500,000(b)       494,375
   Intermedia Communications, Inc.
     Senior Notes; 8.50%; 1/15/2008        200,000          183,000
   NEXTLINK Communications, Inc.
     Senior Notes; 10.75%; 6/1/2009        200,000          205,500
     Senior Notes; 10.50%; 12/1/2009       300,000(b)       304,500
   Rogers Cantel, Inc. Senior Secured
     Debentures; 9.75%; 6/1/2016           300,000          336,000

                                                          1,768,687
Water Transportation of
Freight, NEC (3.03%)
   Cenargo International PLC
     First Mortgage Notes;
     9.75%; 6/15/2008                      500,000          415,000


                                    Total Bonds          12,129,960


                                        Shares
                                         Held           Value


Preferred Stock (0.01%)

Fuel Dealers (0.01%)
   Star Gas Partners LP                        132       $    1,749

Commercial Paper (7.98%)

Personal Credit Institutions (7.98%)
   Investment in Joint Trade Account,
     Associates Corp.; 4.00%; 1/3/2000    $616,798       $  616,798
   Associates First Capital Corp.;
     4.00%; 1/3/2000                       475,000          475,000


                         Total Commercial Paper           1,091,798


           Total Portfolio Investments (96.68%)          13,223,507

Cash and receivables, net of liabilities (3.32%)            454,218


                     Total Net Assets (100.00%)         $13,677,725




(a)  Non-income producing security - Security in default.
(b)  Restricted security - See Note 4 to the financial statements.
(c)  Non-income producing security - Zero-step coupon bond.
*  Variable Rate


INTERNATIONAL ACCOUNT


                                        Shares
                                         Held           Value


Common Stocks (97.29%)

Advertising (1.43%)
   WPP Group PLC                           180,100      $ 2,830,109

Cable & Other Pay TV Services (0.59%)
   United Pan-Europe Communications NV       9,100(a)     1,158,360

Central Reserve Depositories (0.70%)
   Union Bank of Norway                     59,840        1,384,847

Combination Utility Services (2.25%)
   Alcatel Alsthom                          19,400        4,433,379

Commercial Banks (11.69%)
   Australia & New Zealand Banking Group   386,000        2,798,778
   Bank of Ireland                         394,518        3,123,865
   Deutsche Bank AG NPV                     26,800        2,257,724
   H&CB                                     35,000(a)     1,112,288
   Merita PLC, Class A                     462,460        2,711,617
   National Australia Bank                 110,986        1,692,099
   Nordbanken Holding AB                    98,000          573,567
   Royal Bank of Canada Montreal, Quebec    68,300        2,988,340
   Sanwa Bank Ltd.                         248,000        3,011,714
   Shinhan Bank                             74,000          803,496
   Svenska Handelsbanken, Class B          169,500        1,993,994

                                                         23,067,482
Communications Equipment (5.12%)
   ECI Telecommunications Ltd. ADR          55,100        1,742,537
   Telefonaktiebolaget Lm Ericsson,
     Class B                                86,000        5,506,478
   Siemens AG                               22,600        2,860,949

                                                         10,109,964
Communications Services, NEC (4.33%)
   Koninklijke KPN NV                       58,650      $ 5,696,264
   Korea Telecom Corp. ADR                  38,000        2,840,500

                                                          8,536,764
Computer & Data Processing
Services (4.30%)
   Cap Gemini SA                            17,700        4,470,665
   Getronics NV                             50,400        4,000,866

                                                          8,471,531
Computer & Office Equipment (7.55%)
   Canon, Inc.                              76,000        3,014,606
   Compal Electronics, Inc.                383,383        1,290,172
   Fujitsu Ltd.                            107,000        4,871,477
   NEC Corp.                               155,000        3,687,411
   Orbotech Ltd. ADR                        26,200(a)     2,030,500

                                                         14,894,166
Concrete, Gypsum & Plaster
Products (1.31%)
   Lafarge                                  22,300        2,583,812

Consumer Products (1.65%)
   Japan Tobacco, Inc.                          86          657,047
   Swedish Match Co.                       747,000        2,596,959

                                                          3,254,006
Copper Ores (0.31%)
   Trelleborg AB, Class B                   67,800          607,127

Crude Petroleum & Natural Gas (2.00%)
   Total Fina SA, Class B                   29,733        3,948,689

Drugs (5.06%)
   AstraZeneca Group PLC                    35,976        1,516,015
   Novartis AG                               1,568        2,290,192
   Rhodia, Inc. SA                         103,000        2,316,639
   Taisho Pharmaceutical Co.                54,000        1,582,727
   Takeda Chemical Industries               46,000        2,269,552

                                                          9,975,125
Electronic Components &
Accessories (0.14%)
   Elec & Eltek International ADR           84,800          274,752

Electronic Distribution Equipment (2.87%)
   Koninklijke Philips Electronics          41,796        5,655,445

Farm & Garden Machinery (0.25%)
   CNH Global NV                            36,464          485,427

Finance Services (0.95%)
   Takefuji Corp.                           15,000        1,874,359

Fire, Marine & Casualty
Insurance (1.26%)
   Royal & Sun Alliance Insurance
     Group PLC                             333,000        2,482,223

Foreign Bank, Branches &
Agencies (2.66%)
   Bank Austria AG                          33,100        1,857,866
   UBS AG                                   12,600        3,384,702

                                                          5,242,568
Gas Production & Distribution (0.86%)
   OMV AG                                   17,450        1,687,800

General Industrial Machinery (0.73%)
   Mannesmann AG NPV                         6,000      $ 1,445,719

Industrial Inorganic Chemicals (2.10%)
   Aventis SA                               72,260        4,142,759

Industrial Organic Chemicals (1.11%)
   Clariant AG                               4,600        2,181,127

Investment Offices (2.11%)
   Amvescap PLC                            348,800        4,159,997

Life Insurance (2.58%)
   AXA                                      13,300        1,844,956
   ING Groep NV                             54,100        3,250,217

                                                          5,095,173
Meat Products (2.20%)
   Danisco AS                               57,700        2,238,261
   Orkla ASA, Class A                      122,000        2,094,768

                                                          4,333,029
Medical Instruments & Supplies (0.96%)
   Terumo Corp.                             71,000        1,893,703

Miscellaneous Business Services (1.12%)
   Brisa-Auto Estradasde De Portugal SA    290,000        2,214,885

Miscellaneous Investing (1.51%)
   Investor AB, Class B                    212,000        2,977,867

Miscellaneous Non-Durable Goods (3.71%)
   Desc SA, Series B                       850,000(a)       699,363
   Diageo PLC                              373,205        2,992,439
   Lagardere SCA                            67,000        3,626,326

                                                          7,318,128
Miscellaneous Primary Metal
Products (0.14%)
   Charter PLC                              64,000          274,892

Miscellaneous Textile Goods (0.28%)
   Esprit Holdings Ltd.                    517,000          558,667

Miscellaneous Transportation
Equipment (0.79%)
   Autoliv, Inc.                            53,700        1,565,171

Motion Pictures Production &
Services (0.91%)
   News Corp. Ltd. ADS                      47,000        1,797,750

Motor Vehicles & Equipment (0.64%)
   Honda Motor Co. Ltd.                     19,000          705,388
   Mitsubishi Motors Corp.                 164,000(a)       559,191

                                                          1,264,579
Newspapers (2.86%)
   Publishing & Broadcasting Ltd.          240,000        1,826,388
   United News & Media PLC                 306,000        3,822,152

                                                          5,648,540
Oil & Gas Field Services (0.45%)
   Petroleum Geo-Services ASA               49,700(a)   $   884,279

Paperboard Containers & Boxes (0.75%)
   Buhrmann NV                              98,200        1,471,468

Periodicals (2.26%)
   VNU NV                                   85,200        4,455,967

Personnel Supply Services (0.64%)
   Vedior NV                               124,060        1,268,324

Pulp Mills (1.14%)
   UPM-Kymmene OYJ                          56,240        2,254,777

Radio & Television Broadcasting (1.70%)
   Carlton Communications                  201,198        1,973,191
   Fuji Television Network, Inc.               101        1,381,466

                                                          3,354,657
Soap, Cleaners & Toilet Goods (1.02%)
   Reckitt Benckiser, Inc.                 212,945        2,004,311

Special Industry Machinery (1.33%)
   Cookson Group                           627,000        2,617,292

Telephone Communication (6.97%)
   Hellenic Telecom Organization SA ADR    181,000        2,160,688
   Nokia Corp. ADR, Class A                 21,000        3,990,000
   Telecom Corp of New Zealand Ltd.        715,000        3,355,862
   Telecom Italia-DI                       475,575        2,883,850
   Vodafone Group                          273,000        1,349,684

                                                         13,740,084


                            Total Common Stocks         191,881,080

Preferred Stock (0.57%)

Commercial Banks (0.57%)
   National Australia Bank ECU              40,500        1,118,812


                                       Principal
                                        Amount          Value


Commercial Paper (1.77%)

Personal Credit Institutions (1.77%)
   Associates First Capital Corp.;
     4.00%; 1/3/2000                    $3,500,000      $ 3,500,000


           Total Portfolio Investments (99.63%)         196,499,892

Cash and receivables, net of liabilities (0.37%)            735,584


                     Total Net Assets (100.00%)        $197,235,476



(a) Non-income producing security - No dividend paid during the period.



                              International Account
                             Investments by Country



                                 Total           Percentage of
     Country                      Value            Total Value


   Austria                    $ 3,545,666             1.80%
   Australia                    7,436,078             3.78
   Canada                       2,988,340             1.52
   Switzerland                  7,856,021             4.00
   Germany                      6,564,392             3.34
   Denmark                      2,238,261             1.14
   Finland                      8,956,394             4.56
   France                      27,367,225            13.93
   Hong Kong                      558,667             0.28
   Israel                       3,773,038             1.92
   Italy                        2,883,850             1.47
   Japan                       25,508,642            12.98
   Korea, Republic of           4,756,284             2.42
   Mexico                         699,363             0.36
   Netherlands                 27,442,337            13.96
   Norway                       4,363,895             2.22
   New Zealand                  3,355,862             1.71
   Portugal                     2,214,885             1.13
   Sweden                      17,337,177             8.82
   Singapore                      274,752             0.14
   Taiwan, Province of China    1,290,172             0.66
   United Kingdom              29,790,841            15.16
   United States                5,297,750             2.70


                    Total    $196,499,892           100.00%




INTERNATIONAL SMALLCAP ACCOUNT


                                        Shares
                                         Held           Value


Common Stocks (94.40%)

Advertising (1.86%)
   DMS, Inc.                                 4,000       $   62,137
   Securenet Ltd.                           72,500(a)       327,333
   SR Teleperformance                        1,900          354,213

                                                            743,683
Air Transportation, Scheduled (2.00%)
   H.I.S. Co. Ltd.                           6,700          477,192
   Ryanair Holdings PLC ADR                  5,841(a)       321,985

                                                            799,177
Airports, Flying Fields & Services (0.27%)
   Auckland International Airport Ltd.      71,000          107,377

Business Credit Institutions (0.88%)
   Japan Securities Finance Co.             38,000          213,473
   PhileoAllied Berhad                     158,000(a)       139,705

                                                            353,178
Commercial Banks (1.14%)
   Koram Bank                               59,900(a)       454,749

Commercial Printing (2.68%)
   Creo Products, Inc.                      19,817(a)       761,716
   Orell Fuessli Holding AG                     30(a)        80,120
   SATO Corp.                               10,100          231,889

                                                          1,073,725
Communications (1.79%)
   Comptel Oyj                               5,879(a)    $  411,534
   Techniche Ltd.                           89,100(a)       306,083

                                                            717,617
Communications Equipment (0.86%)
   Indra Sistemas SA                        18,500          345,819

Communications Services, NEC (0.95%)
   A-Com AB                                 16,800(a)       381,504

Computer & Data Processing
Services (11.85%)
   AIT Group PLC                            17,600          431,163
   Articon Information Systems AG            2,400(a)       121,479
   CI Technologies Group Ltd.               51,900          288,661
   Computershare Ltd.                      125,672          616,740
   CRESCO LTD.                               2,700          311,270
   F-secure Oyj                              5,100          148,241
   Enea Data AB                              4,700          360,352
   Freenet.de AG                               594(a)        65,371
   GFI Informatique                          5,090          652,509
   Norman ASA                               16,903(a)       182,970
   Scoot.com PLC                            65,000(a)       156,093
   Solution 6 Holdings Ltd.                120,800(a)     1,312,131
   Telinfo - Strip VVPR                        500(a)             5
   VISMA ASA                                13,000(a)        97,049

                                                          4,744,034
Computer & Office Equipment (2.86%)
   Baltimore Technologies PLC                7,500(a)       606,202
   Imagination Technologies Group           44,000(a)       288,624
   Venture Mfg. Ltd.                        22,000          252,220

                                                          1,147,046
Construction & Related Machinery (1.23%)
   Swisslog Holding AG                       1,700          493,837

Department Stores (0.84%)
   Keumkang Development Ind. Co.            28,135(a)       335,295

Drug Stores & Proprietary Stores (1.32%)
   SEIJO CORP.                               5,300          108,739
   TSURUHA CO. LTD.                          3,200          422,060

                                                            530,799
Drugs (1.38%)
   PT Tempo Scan Pacific Tbk               344,000          287,886
   SS Pharmaceutical Co. Ltd.               39,000          263,671

                                                            551,557
Eating & Drinking Places (0.83%)
   Daisyo Corp.                              3,000           33,618
   MATSUYA FOODS CO. LTD.                    6,000          225,685
   Meiki Co. Ltd.                            3,000           71,809

                                                            331,112
Electric Services (3.21%)
   Energy Developments Ltd.                 45,557          313,002
   Independent Energy Holdings ADR          15,800(a)       526,337
   Vestas Wind Systems                       2,520(a)       444,646

                                                          1,283,985
Electronic Components &
Accessories (10.90%)
   Acer Peripherals, Inc.                  109,424       $  453,752
   C-MAC Industries, Inc.                   15,400(a)       875,408
   Chloride Group PLC                       81,000          126,631
   ELMOS Semiconductor AG                    9,800(a)       422,370
   FUJI ELECTRONICS CO. LTD.                 6,000          139,514
   JIT Holdings Ltd.                       238,000          828,569
   Perlos OYJ                               21,900(a)       768,264
   Prodisc Technology                       77,000(a)       361,053
   TOKYO DENPA CO. LTD.                     10,000          390,797

                                                          4,366,358
Electronic Distribution Equipment (2.94%)
   Austria Technologie & Systemtechnik AG    6,800(a)       353,732
   JOT Automation Group OYJ                 55,000          509,921
   PMJ automec Oyj                          26,700          312,306

                                                          1,175,959
Engineering & Architectural
Services (1.20%)
   ALTEN                                     2,800(a)       480,463

Engines & Turbines (1.11%)
   MORITEX CORP.                             7,000          341,947
   NEG Micon                                 5,039          103,843

                                                            445,790
Family Clothing Stores (0.73%)
   Giordano International Ltd.             286,000          294,333

Fire, Marine & Casualty
Insurance (0.28%)
   Malaysian National Reinsurance Berhad    89,000          112,890

Furniture & Home Furnishings (0.70%)
   SHADDY CO. LTD.                           8,700          282,194

General Industrial Machinery (1.00%)
   Kyoritsu Electric Corp.                   1,600           92,072
   NIPPON THOMPSON CO. LTD.                 21,000          173,162
   Whatman PLC                               6,500          136,189

                                                            401,423
Groceries & Related Products (0.25%)
   Bon appetit Group AG                        100           98,392

Hardware Stores (0.17%)
   Kohnan Shoji Co. Ltd.                     4,000           68,389

Highway & Street Construction (0.83%)
   PT Komatsu Indonesia Tbk              1,183,000(a)       331,407

Holding Offices (0.84%)
   Edipresse SA - Bearer                       615          338,095

Hotels & Motels (0.57%)
   Resorts World Berhad                     80,000          229,474

Household Appliance Stores (0.38%)
   Kojima Co. Ltd.                           3,900       $  152,411

Insurance Carriers, NEC (0.25%)
   LIMIT PLC                                42,000          100,860

Management & Public Relations (0.49%)
   IPSOS                                     2,400(a)       197,493

Measuring & Controlling Devices (0.93%)
   Mirae Co.                                48,000          374,153

Medical Instruments & Supplies (1.90%)
   Cochlear Ltd.                            57,300          759,245

Metalworking Machinery (1.19%)
   Mikron Holding AG                         1,092          476,704

Miscellaneous Amusement, Recreation
Services (3.37%)
   Aristocrat Leisure Ltd.                  62,045          889,105
   Snai SPA                                 42,100          459,946

                                                          1,349,051
Miscellaneous Business Services (0.92%)
   GfK AG                                    8,962(a)       368,288

Miscellaneous Chemical Products (0.35%)
   Milbon Co. Ltd.                           1,500          139,221

Miscellaneous Electrical Equipment &
Supplies (0.50%)
   Kaba Holding AG                             220          199,284

Miscellaneous Fabricated Metal
Products (0.16%)
   NADEX CO. LTD.                           12,000           64,481

Miscellaneous Food & Kindred
Products (0.19%)
   ROCK FIELD CO. LTD.                       2,000           77,182

Miscellaneous Primary Metal
Products (0.00%)
   YBM Magnex International, Inc.           13,300(a)            92

Miscellaneous Publishing (0.98%)
   SHOEISHA Co. Ltd.                            10          390,797

Miscellaneous Services, NEC (0.50%)
   Lindeteves-Jacoberg Ltd.                130,000          199,759

Motion Picture Production &
Services (0.75%)
   Endemol Entertainment Holding NV          5,600          299,448

Motorcycles, Bicycles & Parts (0.54%)
   Ducati Motor Holding SPA                 83,000(a)       214,217

Pens, Pencils, Office & Art
Supplies (1.18%)
   The Sailor Pen Co. Ltd.                  23,000          471,887

Periodicals (1.73%)
   Informa Group PLC                        48,800       $  478,592
   Paramount Publishing Group            1,572,000(a)       212,337

                                                            690,929
Personal Credit Institutions (0.03%)
   Daiei OMC, Inc.                           3,000(a)        10,258

Personnel Supply Services (1.16%)
   N.I.C. Corp.                             10,000          405,452
   Unique International NV                   2,970           61,025

                                                            466,477
Professional & Commercial
Equipment (2.15%)
   Transiciel SA                             4,300          516,756
   Quality Healthcare Asia Ltd.            892,000(a)       344,247

                                                            861,003
Pulp Mills (0.98%)
   Rottneros AB                            298,000          394,169

Radio, Television & Computer
Stores (3.47%)
   Distefora Holding AG                      2,600(a)       628,587
   Yamada Denki Co. Ltd.                     7,000          759,123

                                                          1,387,710
Residential Building Construction (0.20%)
   Urban Corp.                               2,000           80,113

Sanitary Services (0.90%)
   De Sammensluttede Vognmand AS             3,800          360,201

Security Brokers & Dealers (0.82%)
   Dongwon Securities Co.                    7,000          151,395
   O.S.K. Holdings Berhad                  116,000           99,516
   O.S.K. Holdings Berhad Rights            29,000(a)         1,170
   Tokai Maruman Securities Co. Ltd.        11,000           76,303

                                                            328,384
Special Industry Machinery (1.57%)
   Chen Hsong Holdings Ltd.                508,000          133,968
   Neopost SA                                9,130(a)(b)    382,055
   SEZ Holding AG                              200          111,324

                                                            627,347
Telephone Communication (7.49%)
   Esat Telecom Group ADR                    5,700(a)       521,550
   Microcell Telecommunications, Inc.       11,000(a)       360,016
   Net Insight AB, Series B                  6,933(a)       333,543
   One.Tel Ltd.                            241,000          370,584
   PowerLan Ltd.                           592,000          573,305
   Versatel Telecom International NV        23,900(a)       838,425

                                                          2,997,423
Trusts (0.16%)
   NHP PLC                                  27,489           63,133

Variety Stores (1.57%)
   Buecher.de AG                             8,200(a)       228,485
   Ricardo.de AG                             2,850(a)       335,646
   THANKS JAPAN CORP.                        4,000           66,435

                                                            630,566
Water Transportation Services (0.12%)
   Johor Port Berhad                       108,000           47,463


                            Total Common Stocks          37,799,410


                                       Principal
                                        Amount          Value


Commercial Paper (4.50%)

Personal Credit Institutions (4.50%)
   Associates First Capital Corp.;
     4.00%; 1/3/2000                    $1,800,000       $1,800,000


           Total Portfolio Investments (98.90%)          39,599,410

Cash and receivables, net of liabilities (1.10%)            440,364


                     Total Net Assets (100.00%)         $40,039,774



(a)  Non-income  producing  security - No dividend  paid during the period.
(b)  Restricted security - See Note 4 to the financial statements.

                         International SmallCap Account
                             Investments by Country



                                 Total           Percentage of
     Country                     Value            Total Value


   Australia                   $5,756,189            14.54%
   Austria                        353,732             0.89
   Belgium                              5             0.00
   Canada                       1,997,231             5.04
   Denmark                        908,690             2.30
   Finland                      2,150,265             5.43
   France                       2,583,490             6.52
   Germany                      1,541,638             3.89
   Hong Kong                      984,885             2.49
   Indonesia                      619,294             1.56
   Ireland                        843,535             2.13
   Italy                          674,163             1.70
   Japan                        6,603,283            16.68
   Korea, Republic of           1,315,592             3.32
   Malaysia                       630,217             1.59
   Netherlands                  1,198,898             3.03
   New Zealand                    107,377             0.27
   Norway                         280,019             0.71
   Singapore                    1,280,549             3.23
   Spain                          345,819             0.87
   Sweden                       1,469,568             3.71
   Switzerland                  2,426,343             6.13
   Taiwan, Province of China      814,804             2.06
   United Kingdom               2,913,824             7.36
   United States                1,800,000             4.55


                    Total     $39,599,410           100.00%


PRINCIPAL VARIABLE CONTRACTS FUND, INC.
LARGECAP GROWTH ACCOUNT



                                        Shares
                                         Held           Value



Common Stocks (96.99%)

Air Transportation, Scheduled (1.05%)
   Southwest Airlines Co.                 4,585       $   74,220

Beverages (1.38%)
   Anheuser-Busch Cos., Inc.              1,375           97,453

Cable & Other Pay TV Services (6.02%)
   Cablevision Systems Corp., Class A     1,675(a)       126,463
   Comcast Corp.                          5,925          297,731

                                                         424,194
Commercial Banks (2.50%)
   Bank of New York Co., Inc              4,400          176,000

Communications Equipment (1.65%)
   Lucent Technologies, Inc.              1,550          115,959

Communications Services, NEC (2.29%)
Nextel Communications, Inc.               1,565(a)       161,391
Computer & Data Processing
Services (6.66%)
   Microsoft Corp.                        1,600(a)       186,800
   Sun Microsystems, Inc.                 3,650(a)       282,647

                                                         469,447
Computer & Office Equipment (11.07%)
   Cisco Systems, Inc.                    3,100(a)       332,088
   Dell Computer Corp.                    3,825(a)       195,075
   EMC Corp.                              1,865(a)       203,751
   Pitney Bowes, Inc.                     1,015           49,037

                                                         779,951
Department Stores (1.67%)
   Wal-Mart Stores, Inc.                  1,700          117,512

Drugs (2.25%)
   Schering-Plough Corp.                  2,050           86,485
   Warner-Lambert Co.                       875           71,695

                                                         158,180
Electric Services (2.49%)
   Enron Corp.                            3,950          175,281

Electronic Components &
Accessories (4.03%)
   Linear Technology Corp.                2,625          187,852
   Texas Instruments, Inc.                  990           95,906

                                                         283,758
Federal & Federally Sponsored
Credit (1.33%)
   Federal National Mortgage
     Association                          1,500           93,656

General Industrial Machinery (1.38%)
   Tyco International Ltd.                2,500           97,188

Hotels & Motels (1.27%)
   MGM Grand, Inc.                        1,775(a)        89,305

Household Appliances (3.84%)
   General Electric Co.                   1,750       $  270,812

Lumber & Other Building
Materials (2.30%)
   Home Depot, Inc.                       2,363          161,979

Miscellaneous Shopping Goods
Stores (1.25%)
   Staples, Inc.                          4,240(a)        87,980

Motion Picture Production &
Services (10.91%)
   AT&T Corp. - Liberty Media Group,
     Class A                              3,050(a)       173,088
   Time Warner, Inc.                      4,700          340,456
   Viacom, Inc., Class B                  4,225(a)       255,348

                                                         768,892
Personal Credit Institutions (2.43%)
   American Express Co.                   1,030          171,237

Retail Stores, NEC (1.68%)
   Costco Wholesale Corp.                 1,300(a)       118,625

Savings Institutions (1.59%)
   Citigroup, Inc.                        2,012          111,792
Security Brokers & Dealers (3.67%)
   Charles Schwab Corp.                   1,900           72,913
   Morgan Stanley Dean Witter & Co.       1,300          185,575

                                                         258,488
Soap, Cleaners & Toilet Goods (0.74%)
   Colgate-Palmolive Co.                    800           52,000

Special Industry Machinery (6.56%)
   Applied Materials, Inc.                1,875(a)       237,539
   ASM Lithography Holdings NV            1,975(a)       224,656

                                                         462,195
Telephone Communication (13.44%)
   Nokia Corp. ADR, Class A               2,325          441,750
   Sprint PCS Group                       1,890(a)       193,725
   Telefonica SA Sponsored ADR            2,345(a)       184,815
   Vodafone Group PLC ADR                 2,550          126,225

                                                         946,515
Water Transportation of
Passengers (1.54%)
   Carnival Corp.                         2,275          108,773


           Total Portfolio Investments (96.99%)        6,832,783

Cash and receivables, net of liabilities (3.01%)         211,848


                     Total Net Assets (100.00%)       $7,044,631


(a) Non-income producing security - No dividend paid during the past twelve months.


MICROCAP ACCOUNT


                                        Shares
                                         Held           Value


Common Stocks (91.45%)

Advertising (0.75%)
   Penton Media, Inc.                     2,000       $   48,000

Beverages (0.79%)
   American National Can Group, Inc.      3,900           50,700

Blast Furnace & Basic Steel
Products (0.88%)
   Titan International Inc.               8,700           56,550

Broadwoven Fabric Mills, Cotton (1.77%)
   Burlington Industries, Inc.           28,400(a)       113,600

Colleges & Universities (3.35%)
   Career Education Corp.                 5,600(a)       214,900

Commercial Banks (4.40%)
   Bancwest Corporation                   2,800           54,600
   Colonial Bancgroup, Inc.               5,200           53,950
   Pacific Century Financial Corp.        6,400          119,600
   Susquehana Bancshares                  3,400           53,975

                                                         282,125
Computer & Data Processing
Services (2.51%)
   GTECH Holdings Corp.                   2,100(a)        46,200
   Maxtor Corp.                           2,000(a)        14,500
   Mentor Graphics Corp.                  7,600(a)       100,225

                                                         160,925
Computer & Office Equipment (1.66%)
   Neomagic Corp.                         3,000(a)        32,812
   Quantum Corp.-Hard Disk                4,600(a)        31,913
   Valmont Industries, Inc.               2,600           41,762

                                                         106,487
Crude Petroleum & Natural Gas (1.59%)
   Swift Energy Co.                       8,900(a)       102,350

Deep Sea Foreign Transportation of
Freight (1.79%)
   Teekay Shipping Corp.                  7,200          114,750
Drugs, Proprietaries & Sundries (0.69%)
   Bergen Brunswig                        5,300           44,056

Eating & Drinking Places (1.69%)
   Morton's Restaurant Group, Inc.        7,000(a)       108,500

Electric Services (2.33%)
   Bangor Hydro-Electric Co.              1,800           29,362
   Public Service Co. of New Mexico       7,400          120,250

                                                         149,612
Electrical Industrial Apparatus (2.19%)
   UCAR International, Inc.               7,900(a)       140,719

Electronic Components &
Accessories (5.60%)
   General Semiconductor, Inc.           13,000(a)    $  184,437
   Hutchinson Technology, Inc.            4,800(a)       102,000
   Memc Electronic Materials, Inc.        3,200(a)        39,200
   Vishay Intertechnology, Inc.           1,075(a)        33,997

                                                         359,634
Elementary & Secondary Schools (0.91%)
   ITT Educational Services               3,800(a)        58,663

Engineering & Architectural
Services (0.73%)
   Stone & Webster, Inc.                  2,800           47,075

Farm & Garden Machinery (1.76%)
   Agco Corp.                             8,400          112,875

Fire, Marine & Casualty
Insurance (4.35%)
   Pxre Group Ltd.                       13,400          174,199
   Zenith National Insurance Corp.        5,100          105,188

                                                         279,387
Freight Transportation
Arrangement (1.65%)
   Hub Group Inc., Class A                5,300(a)       106,000

Gas Production & Distribution (0.85%)
   Indiana Energy, Inc.                   1,500           26,625
   Laclede Gas Co.                        1,300           28,112

                                                          54,737
Groceries & Related Products (1.41%)
   Fleming Cos., Inc.                     8,800           90,200

Health & Allied Services, NEC (0.69%)
   Radiologix, Inc.                      10,100(a)        44,188

Hotels & Motels (1.74%)
   Prime Hospitality Corp.               12,700(a)       111,919

Industrial Machinery, NEC (2.12%)
   Denison International PLC             13,300(a)       136,325

Industrial Organic Chemicals (1.58%)
   Methanex Corp.                        38,600(a)       101,325

Mailing, Reproduction,
Stenographic (1.85%)
   Advo, Inc.                             5,000(a)       118,750

Measuring & Controlling Devices (0.70%)
   Varian, Inc.                           2,000(a)        45,000

Medical & Dental Laboratories (0.24%)
   Quest Diagnostics, Inc.                  500(a)        15,281

Medical Instruments & Supplies (1.93%)
   Haemonetics Corp.                      5,200(a)       123,825

Medical Services & Health
Insurance (1.27%)
   Foundation Health Systems, Inc.,
     Class A                              8,200(a)        81,488

Miscellaneous Chemical Products (1.54%)
   Millenium Chemicals, Inc.              5,000       $   98,750

Miscellaneous Investing (4.91%)
   Alexandria Real Estate                 1,600           50,900
   Avalonbay Community, Inc                 800           27,450
   Centerpoint Properties                 1,300           46,637
   Cousins Properties, Inc.                 900           30,544
   Prentiss Property Trust                2,100           44,100
   Reckson Associates Realty Corp.        1,600           32,800
   RFS Hotel Investors, Inc.              5,900           61,581
   Storage USA, Inc.                        700           21,175

                                                         315,187
Miscellaneous Manufacturers (1.35%)
   Lydall, Inc.                          13,100(a)        86,788

Miscellaneous Textile Goods (1.47%)
   Belden, Inc.                           4,500           94,500

Newspapers (2.69%)
   Lee Enterprises, Inc.                  2,800           89,425
   Media General, Inc. Class A            1,600           83,200

                                                         172,625
Non-Ferrous Foundries (Casting) (1.50%)
   Wolverine Tube, Inc.                   6,800(a)        96,050

Nursing & Personal Care
Facilities (2.15%)
   Beverly Enterprises, Inc.             31,600(a)       138,250

Personnel Supply Services (0.71%)
   Modis Professional Services, Inc.      3,200(a)        45,600

Petroleum Refining (1.18%)
   Valero Energy Corp.                    3,800           75,525

Real Estate Operators & Lessors (2.78%)
   Catellus Devevelopment Corp.           2,300(a)        29,469
   Insignia/ESG Holdings, Inc.            6,266(a)        54,436
   LNR Property Corp.                     2,600           51,675
   Trammell Crow Company                  3,700(a)        43,012

                                                         178,592
Retail Stores, NEC (0.88%)
   Brookstone, Inc.                       3,200(a)        56,200

Rubber & Plastics Footwear (0.92%)
   Reebok International Ltd.              7,200(a)        58,950

Savings Institutions (1.67%)
   Community First Bankshares, Inc.       2,200           34,650
   Sovereign Bancorp, Inc.                9,700           72,295

                                                         106,945
Secondary Non-Ferrous Metals (1.26%)
   Ispat International NV                 5,000           80,625

Security & Commodity Services (1.29%)
   Blackrock, Inc.                        4,800(a)        82,500

Special Industry Machinery (4.69%)
   Milacron, Inc.                         6,000       $   92,250
   Unova, Inc.                            5,300           68,900
   Varian Medical Systems, Inc.           4,700(a)       140,119

                                                         301,269
Surety Insurance (1.90%)
   ESG Re Ltd.                           13,400           92,962
   Radian Group, Inc.                       606           28,937

                                                         121,899
Trucking & Courier Services, Except
Air (1.27%)
   Landstar System, Inc.                  1,900(a)        81,344

Trusts (0.43%)
   Allied Capital Corp.                   1,500           27,469

Watches, Clocks, Watchcases &
Parts (1.09%)
   Movado Group, Inc.                     3,200           69,800


           Total Portfolio Investments (91.45%)        5,868,814

Cash and receivables, net of liabilities (8.55%)         548,854


                     Total Net Assets (100.00%)       $6,417,668



(a) Non-income producing security - No dividend paid during the past twelve months.


MIDCAP ACCOUNT


                                        Shares
                                         Held           Value


Common Stocks (97.08%)

Accounting, Auditing &
Bookkeeping (1.77%)
   Paychex, Inc.                        115,850     $  4,634,000

Business Credit Institutions (1.00%)
   C.I.T. Group, Inc., Class A          124,700        2,634,287

Commercial Banks (4.59%)
   Associated Banc Corp                 100,083        3,427,843
   North Fork Bancorp., Inc.            252,420        4,417,350
   Peoples Heritage Financial
     Group, Inc.                        125,800        1,894,863
   Princeton National Bancorp., Inc.     53,757          598,047
   Summit Bancorp.                       55,250        1,692,031

                                                      12,030,134
Computer & Data Processing
Services (20.55%)
   Cadence Design Systems, Inc.         251,400(a)     6,033,600
   Citrix Systems, Inc.                  21,000(a)     2,583,000
   Data Return Corp.                     69,644(a)     3,725,954
   ICG Communications, Inc.              86,000(a)     1,612,500
   IMS Health, Inc.                     194,400        5,285,250
   Legato Systems, Inc.                  76,200(a)     5,243,512
   Splitrock Services, Inc.             252,200(a)     5,012,475
   Sungard Data Systems, Inc.           217,800(a)     5,172,750
   Synopsys, Inc.                       103,100(a)     6,881,925
   Veritas Software Corp.                86,400(a)    12,366,000

                                                      53,916,966
Computer & Office Equipment (5.41%)
   Ceridian Corp.                       133,300(a)  $  2,874,281
   Comverse Technology, Inc.             42,500(a)     6,151,875
   Lexmark International                 57,000(a)     5,158,500

                                                      14,184,656
Credit Reporting & Collection (1.13%)
   Equifax, Inc.                        125,400        2,954,738

Crude Petroleum & Natural Gas (2.03%)
   Devon Energy Corp.                    80,600        2,649,725
   Newfield Exploration Co.             100,000(a)     2,675,000

                                                       5,324,725
Drugs (6.36%)
   Forest Laboratories, Inc.             87,500(a)     5,375,781
   Genzyme Corp.                        118,860(a)     5,348,700
   Pharmacia & Upjohn, Inc.              59,600        2,682,000
   Watson Pharmaceuticals                92,000(a)     3,294,750

                                                      16,701,231
Electrical Industrial Apparatus (1.83%)
   American Power Conversion            182,400(a)     4,810,800

Electronic Components &
Accessories (9.50%)
   Altera Corp.                         102,000(a)     5,055,375
   DII Group, Inc.                       53,400(a)     3,789,731
   Flextronics International, Ltd.       56,400        2,594,400
   Jabil Circuit, Inc.                   55,300(a)     4,036,900
   Linear Technology Corp                33,300        2,383,031
   Maxim Integrated Products             42,000(a)     1,981,875
   Novellus Systems, Inc.                29,500(a)     3,614,672
   Xilinx, Inc.                          32,400(a)     1,473,188

                                                      24,929,172
Fabricated Rubber Products, NEC (0.46%)
   Weatherford International             30,200(a)     1,206,113

Family Clothing Stores (5.36%)
   Abercrombie & Fitch Co.              193,000(a)     5,150,687
   American Eagle Outfitters, Inc.       64,200(a)     2,889,000
   Ross Stores, Inc.                    162,600        2,916,637
   TJX Cos., Inc.                       151,700        3,100,369

                                                      14,056,693
General Industrial Machinery (2.58%)
   Pentair, Inc.                         58,000        2,233,000
   Roper Industries,Inc                 120,100        4,541,281

                                                       6,774,281
Hose, Belting, Gaskets & Packing (0.00%)
   Mark IV Industries                         1               18

Hospitals (0.88%)
   Universal Health Services, Inc.,
     Class B                             63,800(a)     2,296,800

Hotels & Motels (3.65%)
   Four Seasons Hotel, Inc.              85,400        4,547,550
   Marriott International, Inc.,
     Class A                            159,700        5,040,531

                                                       9,588,081
Household Appliances (1.50%)
   Maytag Corp.                          81,900        3,931,200

Investment Offices (1.08%)
   Amvescap PLC Sponsored ADR            50,020        2,826,130

Measuring & Controlling Devices (2.48%)
   ISCO, Inc.                                 1(a)  $          3
   Millipore Corp.                       86,700        3,348,787
   Teradyne, Inc.                        47,800(a)     3,154,800

                                                       6,503,590
Medical Instruments & Supplies (2.19%)
   Becton, Dickinson & Co.              131,300        3,512,275
   Boston Scientific Corp.              101,900(a)     2,229,063

                                                       5,741,338
Medical Service & Health
Insurance (1.59%)
   Torchmark Corp.                       70,900        2,060,531
   United Healthcare Corp.               39,800        2,114,375

                                                       4,174,906
Miscellaneous Business Services (3.38%)
   Concord EFS, Inc.                    122,400(a)     3,151,800
   Convergys Corp.                      169,700(a)     5,218,275
   Webvan Group, Inc.                    29,851(a)       492,542

                                                       8,862,617
Miscellaneous Shopping Goods
Stores (1.65%)
   Zale Corp.                            89,600(a)     4,334,400

Oil & Gas Field Services (0.90%)
   Diamond Offshore Drilling             77,600        2,371,650

Plumbing, Heating &
Air-Conditioning (0.07%)
   Apogee Enterprises, Inc.              35,600          180,225

Savings Institutions (1.90%)
   TCF Financial Corp.                  200,400        4,984,950

Telephone Communication (10.45%)
   Exodus Communications, Inc            25,300(a)     2,246,956
   Intermedia Communications, Inc.      152,800(a)     5,930,550
   McLeodUSA, Inc.                      127,500(a)     7,506,562
   Nextlink Communications               23,700(a)     1,968,581
   RCN Corp.                             94,800(a)     4,597,800
   Tritel, Inc.                          42,000(a)     1,330,875
   Winstar Communications, Inc.          51,400(a)     3,848,575

                                                      27,429,899
Variety Stores (1.81%)
   Family Dollar Stores                 290,600        4,740,413

Women's & Misses' Outerwear (0.98%)
   Jones Apparel Group, Inc.             94,962(a)     2,575,841


                            Total Common Stocks      254,699,854


                                       Principal
                                        Amount          Value


Commercial Paper (2.30%)

Personal Credit Institutions (2.30%)
   Investment in Joint Trade Account,
     Associates Corp.;
     5.00%; 1/3/00                   $6,030,277     $  6,030,277


           Total Portfolio Investments (99.38%)      260,730,131

Cash and receivables, net of liabilities (0.62%)    $  1,619,694


                     Total Net Assets (100.00%)     $262,349,825



(a) Non-income producing security - No dividend paid during the past twelve months.

MIDCAP GROWTH ACCOUNT
                                        Shares
                                         Held           Value


Common Stocks (96.10%)

Advertising (0.89%)
   Young & Rubicam, Inc.                  1,800      $   127,350

Air Transportation, Scheduled (0.38%)
   Alaska Air Group, Inc.                 1,550(a)        54,444

Automotive Rentals, No Drivers (1.23%)
   Hertz Corp., Inc.                      3,500          175,438

Blast Furnace & Basic Steel
Products (0.25%)
   AK Steel Holding Corp.                 1,900           35,862

Cement, Hydraulic (0.38%)
   Centex Construction Products, Inc.     1,400           54,600

Combination Utility Services (1.86%)
   Constellation Energy Group, Inc.       2,200           63,800
   KeySpan Corp.                          2,950           68,403
   L G & E Energy Corp.                   2,400           41,850
   Northern States Power Co.              2,400           46,800
   Sierra Pacific Resources               2,548           44,112

                                                         264,965
Commercial Banks (5.71%)
   Associated Banc Corp.                  2,100           71,925
   City National Corp.                    3,600          118,575
   Cullen Frost Bankers                   2,600           66,950
   First Tennessee National Corp.         3,150           89,775
   Mercantile Bancshares Corp.            3,400          108,588
   North Fork Bancorp., Inc.              6,100          106,750
   Pacific Century Financial Corp.        3,600           67,275
   Union Planters Corp.                   3,100          122,256
   Unionbancal Corp.                      1,600           63,100

                                                         815,194
Communications Equipment (1.71%)
   RF Micro Devices, Inc.                 2,000(a)       136,875
   Sawtek, Inc.                           1,600(a)       106,500

                                                         243,375
Computer & Data Processing
Services (14.89%)
   Check Point Software Technologies, Ltd.1,000(a)       198,750
   Compuware Corp.                        3,450(a)       128,513
   DST Systems, Inc.                      1,050(a)        80,128
   Extreme Networks, Inc.                 1,400(a)   $   116,900
   IXL Enterprises, Inc.                  2,200(a)       122,100
   Legato Systems, Inc.                   1,500(a)       103,219
   Proxicom, Inc.                         1,000(a)       124,313
   Rational Software Corp.                1,600(a)        78,600
   Razorfish, Inc.                        1,000(a)        95,125
   Redback Networks                         800(a)       142,000
   Symantec Corp.                         1,600(a)        93,800
   Synopsys, Inc.                         1,100(a)        73,425
   US Web Corp.                           2,200(a)        97,762
   Verisign, Inc.                         1,000(a)       190,750
   VERITAS Software Corp.                 2,550(a)       364,969
   Vignette Corp.                           700(a)       114,100

                                                       2,124,454
Computer & Office Equipment (0.70%)
   Lexmark International Group, Inc., Class A1,100(a)     99,550

Crude Petroleum & Natural Gas (0.58%)
   Vastar Resources, Inc.                 1,400           82,600

Department Stores (0.69%)
   BJ's Wholesale Club, Inc.              2,700(a)        98,550

Drugs (5.70%)
   Biochem Pharma, Inc.                   3,250(a)        70,687
   Biogen, Inc.                           3,700(a)       312,650
   Chiron Corp.                           3,500(a)       148,313
   Medimmune, Inc.                        1,700(a)       281,988

                                                         813,638
Eating & Drinking Places (0.74%)
   Bob Evans Farms, Inc.                  2,750           42,453
   Brinker International, Inc.            2,600(a)        62,400

                                                         104,853
Electric Services (3.99%)
   Allegheny Energy, Inc.                 3,700           99,669
   DTE Energy Co.                         3,200          100,400
   Energy East Corp.                      4,500           93,656
   GPU, Inc.                              2,750           82,328
   Oge Energy Corp.                       4,600           87,400
   Pinnacle West Capital Corp.            2,000           61,125
   TECO Energy, Inc.                      2,400           44,550

                                                         569,128
Electrical Industrial Appartaus (0.48%)
   American Power Conversion              2,600(a)        68,575

Electronic Components &
Accessories (9.17%)
   Altera Corp.                           4,800(a)       237,900
   Helix Technology Corp.                 1,500           67,219
   Jabil Circuit, Inc.                    2,100(a)       153,300
   Linear Technology Corp.                2,200          157,437
   Maxim Integrated Products, Inc.        7,100(a)       335,031
   Sanmina Corp.                          1,850(a)       184,769
   Vitesse Semiconductor Corp.            3,300(a)       173,044

                                                       1,308,700
Elementary & Secondary Schools (0.50%)
   Devry, Inc.                            3,800(a)        70,775

Engines & Turbines (0.89%)
   Briggs & Stratton Corp.                1,450           77,756
   Brunswick Corp.                        2,200           48,950

                                                         126,706
Family Clothing Stores (2.32%)
   Abercrombie & Fitch Co.                3,350(a)   $    89,403
   Ross Stores, Inc.                      7,050          126,459
   TJX Cos., Inc.                         5,600          114,450

                                                         330,312
Fire, Marine & Casualty
 Insurance (0.43%)
   Mutual Risk Management Ltd.            2,400           40,350
   Renaissance Holdings Ltd.                500           20,438

                                                          60,788
Forest Products (0.28%)
   Georgia Timber Group                   1,600           39,400

Gas Production & Distribution (1.49%)
   Nicor, Inc.                            1,900           61,750
   Peoples Energy Corp.                   2,900           97,150
   Questar Corp.                          3,600           54,000

                                                         212,900
Groceries & Related Products (0.69%)
   SUPERVALU, Inc.                        2,600           52,000
   U.S. Foodservice, Inc.                 2,750(a)        46,062

                                                          98,062
Guided Missiles, Space Vehicles &
Parts (0.42%)
   Cordant Technologies, Inc.             1,800           59,400

Health & Allied Services (0.58%)
   Lincare Holdings, Inc.                 2,400(a)        83,250

Holding Offices (0.65%)
   NStar                                  2,300           93,150

Hospitals (1.32%)
   Health Management Association, Inc.    8,200(a)       109,675
   Universal Health Services, Inc.,
     Class B                              2,200(a)      79,200

                                                         188,875
Hotels & Motels (1.03%)
   MGM Grand, Inc.                        1,800(a)        90,562
   Park Place Entertainment               4,500(a)        56,250

                                                         146,812
Household Furniture (1.14%)
   Furniture Brands International, Inc.   4,100(a)        90,200
   Leggett & Platt, Inc.                  3,350           71,816

                                                         162,016
Industrial Machinery (0.50%)
   Parker-Hannifin Corp.                  1,400           71,838

Iron Ores (0.12%)
   Cleveland-Cliffs, Inc.                   550           17,119

Life Insurance (0.96%)
   Nationwide Financial Services, Inc.    2,200           61,463
   Travelers Property Casualty Corp.      2,200           75,350

                                                         136,813
Measuring & Controlling Devices (2.20%)
   Allergan, Inc.                         3,000          149,250
   Johnson Controls, Inc.                 1,450           82,469
   Waters Corp.                           1,550(a)        82,150

                                                         313,869
Meat Products (0.57%)
   Hormel Foods Corp.                     2,000           81,250

Medical Instruments & Supplies (1.40%)
   Biomet, Inc.                           3,250      $   130,000
   VISX, Inc.                             1,350(a)        69,862

                                                         199,862
Men's & Boys' Furnishings (0.60%)
   Nautica Enterprises, Inc.              2,300(a)        26,019
   V.F. Corp.                             2,000           60,000

                                                          86,019
Miscellaneous Business Services (1.17%)
   Convergys Corp.                        5,450(a)       167,587

Miscellaneous Chemical Products (0.51%)
   Cytec Industries, Inc.                 3,150(a)        72,844

Miscellaneous Food & Kindred
Products (0.61%)
   Universal Foods Corp.                  4,250           86,594

Miscellaneous Manufacturers (0.46%)
   Blyth Industries, Inc.                 2,700(a)        66,319

Miscellaneous Personal Services (0.52%)
   H&R Block, Inc.                        1,700           74,375

Miscellaneous Plastics Products (0.54%)
   Sealed Air Corp.                       1,500(a)        77,719

Miscellaneous Shopping Goods
Stores (1.80%)
   Dollar Tree Stores, Inc.               2,550(a)       123,516
   Zale Corp.                             2,750(a)       133,031

                                                         256,547
Motor Vehicles & Equipment (0.42%)
   Navistar International Corp.           1,250(a)        59,219

Motorcycles, Bicycles & Parts (0.43%)
   Harley Davidson, Inc.                    950           60,859

Newspapers (2.33%)
   A. H. Belo Corp.                       3,350           63,859
   Knight-Ridder, Inc.                    1,050           62,475
   Pulitzer, Inc.                           800           32,250
   The McClatchy Co., Class A             1,450           62,712
   Washington Post Co., Class B             200          111,175

                                                         332,471
Office Furniture (0.39%)
   Herman Miller, Inc.                    2,400           55,200

Oil & Gas Field Services (2.59%)
   Diamond Offshore Drilling, Inc.        3,200           97,800
   Santa Fe International Corp.           2,100           54,337
   Transocean Sedco Forex, Inc.           4,000          134,750
   Ultramar Diamond Shamrock Corp.        3,650           82,809

                                                         369,696
Operative Builders (0.36%)
   Centex Corp.                           2,100           51,844

Paints & Allied Products (0.70%)
   Dexter Corp.                           1,000           39,750
   Sherwin-Williams Co.                   2,850           59,850

                                                          99,600
Paperboard Mills (0.56%)
   Caraustar Industries, Inc.             3,300      $    79,200

Passenger Transportation
Arrangement (1.26%)
   Sabre Group Holdings, Inc.             3,500(a)       179,375

Personal Credit Institutions (0.53%)
   Metris Cos., Inc.                      2,100           74,944

Petroleum Refining (0.60%)
   Murphy Oil Corp.                       1,500           86,063

Preserved Fruits & Vegetables (0.51%)
   Lancaster Colony Corp.                 2,200           72,875

Primary Non-Ferrous Metal (0.47%)
   Engelhard Corp.                        3,550           67,006

Professional & Commercial
Equipment (0.19%)
   Patterson Dental Co.                     650(a)        27,706

Radio & Television Broadcasting (1.37%)
   Hispanic Broadcasting Corp.              900(a)        82,997
   Univision Communication                1,100(a)       112,406

                                                         195,403
Railroad Equipment (0.57%)
   Trinity Industries, Inc.               2,850           81,047

Railroads (0.73%)
   Kansas City Southern Industries, Inc.  1,400          104,475

Research & Testing Services (0.47%)
   Quintiles Transnational Corp.          3,550(a)        66,341

Savings Institutions (0.90%)
   Dime Bancorp, Inc.                     3,650           55,206
   Golden West Financial Corp.            2,200           73,700

                                                         128,906
Sawmills & Planning Mills (0.47%)
   Louisiana Pacific Corp.                4,700           66,975

Security & Commodity Services (0.84%)
   Price (T. Rowe) Associates, Inc.       3,250          120,047

Security Brokers & Dealers (0.89%)
   Edwards (A.G.), Inc.                   3,050           97,791
   Paine Webber Group, Inc.                 750           29,109

                                                         126,900
Soap, Cleaners & Toilet Goods (1.00%)
   Dial Corp.                             3,050           74,153
   Estee Lauder Co., Class A              1,350           68,091

                                                         142,244
Surety Insurance (1.43%)
   Radian Group, Inc.                     1,450      $    69,237
   The PMI Group, Inc.                    2,750          134,234

                                                         203,471
Telephone Communications (1.69%)
   Centurytel, Inc.                       1,300           61,587
   Telephone and Data Systems, Inc.         700           88,200
   United States Cellular, Inc.             900(a)        90,844

                                                         240,631
Trucking & Courier Services (0.74%)
   CNF Transportation, Inc.               1,200           41,400
   US Freightways Corp.                   1,350           64,631

                                                         106,031
Water Transportation Services (0.61%)
   Tidewater, Inc.                        2,400           86,400


           Total Portfolio Investments (96.10%)       13,707,406

Cash and receivables, net of liabilities (3.90%)         556,889


                     Total Net Assets (100.00%)      $14,264,295



(a) Non-income producing security - No dividend paid during the past twelve months.

MIDCAP VALUE ACCOUNT


                                        Shares
                                         Held           Value


Common Stocks (92.08%)

Air Transportation, Scheduled (1.23%)
   Continental Airlines, Inc.             1,600(a)    $   71,000

Aircraft & Parts (2.02%)
   General Dynamics Corp.                 2,200          116,050

Beverages (0.41%)
   American National Can Group, Inc.      1,800           23,400

Blast Furnace & Basic Steel
Products (1.41%)
   AK Steel Holding Corp.                 4,300           81,163

Business Credit Institutions (1.85%)
   Finova Group, Inc.                     3,000          106,500

Combination Utility Services (0.50%)
   Cinergy Corp.                          1,200           28,950

Commercial Banks (2.38%)
   FleetBoston Financial Corp.            2,000           69,625
   Valley National Bancorp                2,410           67,480

                                                         137,105
Communications Equipment (1.48%)
   Antec Corp.                              200            7,300
   Echostar Communication Corp.             800(a)        78,000

                                                          85,300
Computer & Data Processing (8.51%)
   Cadence Design Systems, Inc.           5,200(a)    $  124,800
   Comdisco, Inc.                         4,900          182,525
   Parametric Tech. Corp.                 5,600(a)       151,550
   Psinet, Inc.                             500(a)        30,875

                                                         489,750
Computer & Office Equipment (3.26%)
   Cabletron Systems, Inc.                2,500(a)        65,000
   Ceridian Corp.                         5,700(a)       122,906

                                                         187,906
Crude Petroleum & Natural Gas (4.17%)
   Anadarko Petroleum Co.                 2,300           78,487
   Apache Corp.                           1,900           70,181
   USX-Marathon Group, Inc.               3,700           91,344

                                                         240,012
Department Stores (1.12%)
   Harcourt General, Inc.                 1,600           64,400

Drugs (1.88%)
   Genzyme Corp.                          2,400          108,000

Electric Services (2.19%)
   Niagara Mohawk Holdings, Inc.          3,500(a)        48,781
   Unicom Corp.                           2,300           77,050

                                                         125,831
Electrical Industrial Apparatus (1.42%)
   UCAR International, Inc.               4,600(a)        81,937

Electronic Components &
Accessories (1.26%)
   National Semiconductor Corp.           1,700(a)        72,781

Federal & Federally Sponsored
Credit (0.95%)
   SLM Holdings Corp.                     1,300           54,925

Gas Production & Distribution (3.20%)
   Dynegy, Inc.                           3,100           75,369
   Kinder Morgan, Inc.                    1,900           38,356
   Williams Cos., Inc.                    2,300           70,294

                                                         184,019
Household Appliances (2.00%)
   Maytag Corp.                           2,400          115,200

Industrial Inorganic Chemicals (3.14%)
   Praxair, Inc.                          2,100          105,656
   W.R. Grace & Co.                       5,400(a)        74,925

                                                         180,581
Machinery, Equipment & Supplies (1.00%)
   Grainger (W. W.), Inc.                 1,200           57,375

Management & Public Relations (1.23%)
   Dun & Bradstreet Corp.                 2,400           70,800

Measuring & Controlling Devices (1.18%)
   Eaton Corp.                              500           36,313
   Waters Corp.                             600           31,800

                                                          68,113
Medical Instruments & Supplies (1.30%)
   Becton, Dickinson & Co.                2,800           74,900

Medical Services & Health
Insurance (2.88%)
   Aon Corp.                              2,000       $   80,000
   Wellpoint Health Networks, Inc.        1,300           85,719

                                                         165,719
Miscellaneous General Merchandise
Stores (1.61%)
   Consolidated Stores Corp.              5,700(a)        92,625

Miscellaneous Investing (0.98%)
   Starwood Hotels & Resorts
     Worldwide, Inc.                      2,400           56,400

Miscellaneous Plastics Products,
NEC (0.54%)
   Sealed Air Corp.                         600(a)        31,088

Mortgage Bankers & Brokers (2.38%)
   Countrywide Credit Industries, Inc.    2,900           73,225
   IndyMac Mortgage Holdings, Inc.        5,000           63,750

                                                         136,975
Motion Picture Production &
Services (1.77%)
   AT&T Corp.- Liberty Media Group        1,800          102,150

Motor Vehicles & Equipment (4.84%)
   General Motors Corp., Class H          1,200(a)       115,200
   Navistar International Corp.           1,400(a)        66,325
   SPX Corp.                              1,200(a)        96,975

                                                         278,500
Newspapers (2.97%)
   A. H. Belo Corp.                       5,900          112,469
   Scripps Co.                            1,300           58,256

                                                         170,725
Non-Ferrous Rolling & Drawing (1.20%)
   Reynolds Metals Co.                      900           68,963

Oil & Gas Field Services (2.43%)
   Noble Drilling Corp.                   1,800(a)        58,950
   TransOcean Sedco Forex, Inc.           2,400           80,850

                                                         139,800
Paper & Allied Products (1.51%)
   Bowater, Inc.                          1,600           86,900

Paper & Paper Products (1.32%)
   Smurfit-Stone Container Corp.          3,100(a)        75,950

Paper Mills (1.43%)
   Fort James Corp.                       3,000           82,125

Petroleum Refining (2.89%)
   Coastal Corp.                          2,700           95,681
   Lyondell Chemical Co.                  1,500           19,125
   Tosco Corp.                            1,900           51,656

                                                         166,462
Primary Non-Ferrous Metal (1.32%)
   Engelhard Corp.                        3,300           62,288
   Phelps Dodge Corp.                       200           13,425

                                                          75,713
Public Building & Related
Furniture (2.00%)
   Lear Corp.                             3,600(a)       115,200

Radio & Television Broadcasting (1.54%)
   American Tower Corp., Class A          2,900(a)    $   88,631

Railroads (1.43%)
   Kansas City Southern Industries, Inc.  1,100           82,087

Surety Insurance (3.33%)
   Ace Ltd.                               4,000           66,750
   AMBAC Financial Group, Inc.            1,100           57,406
   XL Cap Ltd., Class A                   1,300           67,438

                                                         191,594
Telegraph & Other
Communications (0.48%)
   Sonera Corp. - Sponsored ADR             400(a)        27,700

Telephone Communication (4.14%)
   Global Crossing Ltd.                   2,300(a)       115,000
   Metromedia Fiber Network, Inc.           700(a)        33,556
   WinStar Communications, Inc.           1,200(a)        89,850

                                                         238,406


                            Total Common Stocks        5,299,711

Preferred Stock (1.16%)

Newspapers (1.16%)
   News Corp Ltd. PFD ADR                 2,000           66,875


           Total Portfolio Investments (93.24%)        5,366,586

Cash & receivables, net of liabilities (6.76%)           389,056


                     Total Net Assets (100.00%)       $5,755,642



(a) Non-income producing security - No dividend paid during the past twelve months.


MONEY MARKET ACCOUNT


                                       Principal
                                        Amount          Value


Commercial Paper (85.73%)

Asset Backed Securities (18.19%)
   CXC Inc.;
     6.03%; 1/26/2000                 $ 500,000     $    498,074
     5.85%; 2/2/2000                  1,000,000          995,125
     5.90%; 2/3/2000                  1,000,000          994,919
     6.00%; 2/3/2000                  1,000,000          994,833
     6.00%; 2/9/2000                    500,000          496,917
     6.02%; 2/15/2000                 1,200,000        1,191,371
   Corporate Asset Funding Co.;
     5.82%; 1/21/2000                 $ 500,000     $    498,545
     5.93%; 1/24/2000                 1,000,000          996,541
     5.88%; 2/11/2000                 1,000,000          993,630
   Corporate Receivables Corp.;
     6.03%; 1/25/2000                 1,000,000          996,315
     5.90%; 1/27/2000                 1,000,000          996,067
     5.93%; 1/27/2000                   500,000          498,027
     5.98%; 2/7/2000                    650,000          646,221
     5.87%; 2/14/2000                   500,000          496,576
     6.00%; 3/10/2000                 1,000,000          988,833
   Quincy Capital Corp.;
     6.65%; 1/7/2000                    750,000          749,446
     6.80%; 1/14/2000                   457,000          456,051
     6.50%; 1/25/2000                   570,000          567,736
     6.30%; 2/9/2000                  1,025,000        1,018,363
     6.50%; 2/9/2000                    450,000          446,994
     6.60%; 2/9/2000                    657,000          652,543
     6.15%; 2/10/2000                 1,000,000          993,508
   Receivables Capital Corp.;
     6.01%; 2/1/2000                    500,000          497,579
     5.96%; 1/12/2000                 1,000,000          998,510
     6.06%; 1/26/2000                 1,400,000        1,394,646
     6.12%; 2/4/2000                  1,000,000          994,560
     5.85%; 2/8/2000                    350,000          347,953
     5.88%; 2/10/2000                   600,000          596,276

                                                      21,996,159
Business Credit Institutions (7.22%)
   American Express Credit Corp.;
     5.55%; 2/29/2000                 1,000,000          991,213
   CIT Group Holdings, Inc.;
     6.01%; 1/4/2000                  1,000,000          999,833
   General Electric Capital Corp.;
     5.40%; 1/12/2000                 1,000,000          998,650
     5.40%; 1/13/2000                 1,000,000          998,500
     4.90%; 1/20/2000                   500,000          498,843
     5.08%; 2/18/2000                   125,000          124,189
     5.84%; 5/11/2000                   440,000          430,792
     5.85%; 5/12/2000                   100,000           97,888
     5.75%; 6/12/2000                   500,000          487,142
     5.82%; 6/16/2000                   350,000          340,664
     5.75%; 8/25/2000                   250,000          240,616
     5.80%; 9/8/2000                    550,000          527,936
   John Deere Credit Group PLC
     5.85%; 1/14/2000                 1,000,000          998,212
     6.07%; 2/8/2000                  1,000,000          993,930

                                                       8,728,408
Commercial Banks (1.15%)
   J.P. Morgan & Co., Inc.;
     5.94%; 2/28/2000                 1,000,000          990,760
     5.78%; 3/6/2000                    400,000          395,954

                                                       1,386,714
Commodity Contracts Brokers,
Dealers (0.88%)
   Louis Dreyfus Corp.;
     6.00%; 2/7/2000                  1,075,000        1,068,729

Computer & Office Equipment (0.25%)
   Xerox Credit Corp.;
     5.11%; 3/21/2000                   300,000          299,971

Crude Petroleum & Natural Gas (5.35%)
   Chevron U.K. Investment PLC;
     5.80%; 1/25/2000                 $ 500,000     $    498,228
     5.80%; 2/2/2000                    500,000          497,583
     5.96%; 2/18/2000                   500,000          496,192
     5.79%; 3/2/2000                    500,000          495,256
     5.86%; 3/24/2000                   350,000          345,385
   Exxon Project Investment Corp.;
     5.87%; 1/5/2000                  1,070,000        1,069,651
     5.90%; 1/7/2000                  1,075,000        1,074,295
     5.25%; 1/14/2000                 1,000,000          998,396
     5.25%; 1/20/2000                 1,000,000          997,521

                                                       6,472,507
Crushed & Broken Stone (0.82%)
   Vulcan Materials Co.;
     5.87%; 2/29/2000                 1,000,000          990,706

Department Stores (2.90%)
   Sears Roebuck Acceptance Corp.;
     6.05%; 1/14/2000                   450,000          449,168
     6.05%; 1/19/2000                 1,000,000          997,311
     6.15%; 1/27/2000                 1,000,000          995,900
     6.19%; 2/16/2000                 1,075,000        1,066,867

                                                       3,509,246
Electric Services (5.55%)
   Alliant Energy Corp.;
     6.15%; 2/28/2000                 1,000,000          990,433
   Florida Power Corp.;
     6.00%; 1/3/2000                  1,000,000        1,000,000
     5.97%; 1/6/2000                  1,000,000          999,502
     5.95%; 2/9/2000                  1,000,000          993,885
   Teco Finance, Inc.;
     5.85%; 2/10/2000                   500,000          496,913
     5.60%; 2/25/2000                 1,500,000        1,487,633
     5.80%; 2/25/2000                   750,000          743,596

                                                       6,711,962
Farm & Garden Machinery (1.99%)
   Caterpillar Financial
     Services Corp.;
     6.50%; 3/17/2000                 1,487,000        1,468,508
     6.00%; 4/14/2000                   950,000          933,850

                                                       2,402,358
Foreign Banks, Branches &
Agencies (1.03%)
   Deutsche Bank Financial, Inc.;
     6.02%; 1/5/2000                    500,000          499,833
     5.91%; 1/6/2000                    750,000          749,630

                                                       1,249,463
Insurance Agents, Brokers &
Services (0.41%)
   Marsh & McLennan Cos.;
     6.05%; 1/28/2000                   500,000          497,899

Investment Offices (4.70%)
   Morgan Stanley Group, Inc.;
     6.03%; 1/7/2000                    750,000          749,497
     6.08%; 1/10/2000                 1,000,000          998,818
     5.77%; 1/11/2000                 1,500,000        1,498,077
     5.77%; 1/12/2000                 1,000,000          998,557
     6.05%; 1/13/2000                   500,000          499,160
     6.10%; 2/18/2000                   950,000          942,595

                                                       5,686,704
Life Insurance (3.59%)
   American General Corp.;
     5.88%; 1/4/2000                 $1,000,000     $    999,837
     5.82%; 1/13/2000                   350,000          349,434
     5.90%; 2/17/2000                 1,000,000          992,625
   Safeco Credit Co., Inc.;
     6.00%; 1/13/2000                 1,000,000          998,333
     6.05%; 1/13/2000                   500,000          499,160
     6.15%; 1/20/2000                   500,000          498,548

                                                       4,337,937
Miscellaneous Food & Kindred
Products (0.41%)
   Cargill, Inc.;
     5.40%; 1/20/2000                   500,000          498,725

Miscellaneous Investing (3.92%)
   Delaware Funding Corp.;
     6.12%; 1/10/2000                   500,000          499,405
     5.87%; 1/18/2000                   500,000          498,777
     5.95%; 1/18/2000                 1,200,000        1,197,025
     6.50%; 1/21/2000                   500,000          498,375
     6.00%; 1/24/2000                   500,000          498,250
     5.93%; 1/28/2000                   450,000          448,147
     5.78%; 2/11/2000                   300,000          298,122
   MLTC Funding, Inc.
     6.10%; 1/24/2000                   800,000          797,153

                                                       4,735,254
Miscellaneous Manufacturers (3.52%)
   Dover Corp.;
     6.05%; 1/10/2000                   700,000          699,177
     6.00%; 1/19/2000                 1,000,000          997,333
     6.50%; 1/19/2000                   450,000          448,700
     6.20%; 2/8/2000                  1,125,000        1,118,025
     6.25%; 2/16/2000                 1,000,000          992,361

                                                       4,255,596
Mortgage Bankers & Brokers (0.83%)
   Countrywide Home Loan, Inc.;
     6.50%; 1/11/2000                 1,000,000          998,656

Motor Vehicles & Equipment (1.54%)
   Paccar Financial Corp.;
     5.90%; 1/5/2000                    875,000          874,713
     5.98%; 3/23/2000                 1,000,000          986,711

                                                       1,861,424
Personal Credit Institutions (6.01%)
   American General Finance Corp.;
     6.40%; 2/1/2000                    925,000          920,231
   Associates First Capital Corp.;
     6.37%; 1/28/2000                   750,000          746,682
     6.10%; 2/16/2000                 1,000,000          992,544
     6.15%; 2/17/2000                 1,000,000          992,313
   Comoloco, Inc.;
     5.78%; 2/14/2000                 1,475,000        1,465,054
     5.51%; 3/16/2000                   210,000          207,654
     5.28%; 3/17/2000                   150,000          148,372
     5.57%; 4/28/2000                   250,000          245,513
     5.76%; 7/26/2000                   500,000          483,600
     5.80%; 7/28/2000                   350,000          338,328
     5.71%; 8/11/2000                   300,000          289,484
     5.70%; 8/14/2000                   450,000          434,040

                                                       7,263,815
Petroleum Refining (7.34%)
   Equilon Enterprises LLC;
     5.74%; 1/21/2000                 $ 500,000     $    498,565
     5.72%; 1/18/2000                   350,000          349,159
     5.73%; 1/19/2000                   250,000          249,363
     5.75%; 1/19/2000                   345,000          344,118
     5.75%; 1/21/2000                   650,000          648,131
     5.70%; 2/1/2000                    300,000          298,623
     5.72%; 2/11/2000                   279,000          277,271
     5.71%; 2/23/2000                   500,000          495,955
   Koch Industries, Inc.;
     4.50%; 1/3/2000                  3,550,000        3,550,000
   Motiva Enterprises, LLC;
     5.78%; 1/18/2000                   450,000          448,916
     5.71%; 1/24/2000                   500,000          498,335
     6.10%; 2/1/2000                    475,000          472,666
     5.76%; 2/4/2000                    750,000          746,160

                                                       8,877,262
Security Brokers & Dealers (7.72%)
   Merrill Lynch & Co., Inc.;
     5.90%; 1/20/2000                   750,000          747,910
     6.15%; 1/25/2000                   635,000          632,614
     6.10%; 1/26/2000                   625,000          622,564
     5.98%; 1/28/2000                 1,000,000          995,847
     5.90%; 1/31/2000                   400,000          398,164
     5.95%; 1/31/2000                 1,200,000        1,194,447
     5.79%; 6/15/2000                   750,000          730,218
   Salomon Smith Barney
     Holdings, Inc.;
     6.00%; 1/21/2000                   700,000          697,900
     6.01%; 1/31/2000                 1,000,000          995,326
     6.07%; 2/1/2000                  1,000,000          995,110
     5.90%; 2/4/2000                    440,000          437,693
     5.75%; 2/11/2000                   500,000          496,885
     6.18%; 2/15/2000                   400,000          397,047

                                                       9,341,725
Telephone Communication (0.41%)
   Bell Atlantic;
     5.90%; 1/14/2000                   500,000          499,099


                         Total Commercial Paper      103,670,319

Bonds (13.87%)

Beverages (0.29%)
   PepsiCo, Inc. Notes;
     6.80%; 5/15/2000                   350,000          351,273

Business Credit Institutions (1.77%)
   American Express Credit Corp.
     Notes; 6.13%; 6/15/2000            167,000          167,471
     Senior Notes; 6.50%; 8/1/2000      790,000          791,840
   CIT Group Holdings, Inc.
     Medium-Term Notes;
     6.80%; 4/17/2000                   150,000          150,312
     Senior Notes;
     5.00%; 10/6/2000                   250,000          247,758
     6.20%; 10/20/2000                  410,000          409,677
     6.13%; 12/15/2000                  250,000          249,169
   General Motors Acceptance Corp.
     Notes; 6.65%; 5/24/2000          $ 125,000     $    125,357

                                                       2,141,584
Commercial Banks (1.12%)
   JP Morgan & Co., Inc.
     Senior Notes;
     6.13%; 10/2/2000                   450,000          449,187
   Norwest Corp.
     Notes; 6.00%; 3/15/2000            236,000          236,273
     Senior Notes;
     6.75%; 5/12/2000                   567,000          568,889
   Norwest Financial, Inc. Notes;
     5.13%; 4/15/2000                   100,000           99,940

                                                       1,354,289
Computer & Office Equipment (0.33%)
   Xerox Corp. Debentures;
     9.75%; 3/15/2000                   400,000          403,100

Miscellaneous Chemical Products (0.15%)
   Dupont (E.I.) de Nemours Co.
     Debentures; 9.15%; 4/15/2000       175,000          176,845

Miscellaneous Equipment Rental &
Leasing (0.87%)
   International Lease Finance
     Corp. Notes;
     6.20%; 5/1/2000                    750,000          751,532
     6.63%; 8/15/2000                   300,000          300,809

                                                       1,052,341
Personal Credit Institutions (8.82%)
   American General Finance Corp.
     Notes; 8.00%; 2/15/2000            150,000          150,397
     7.25%; 4/15/2000                   350,000          351,794
     5.88%; 7/1/2000                    800,000          799,079
   Associates Corp. of North America
     Notes; 6.00%; 3/15/2000            605,000          605,500
     5.25%; 3/30/2000                   200,000          199,607
     Senior Notes;
     9.13%; 4/1/2000                    250,000          252,037
     6.00%; 6/15/2000                   141,000          140,886
     6.25%; 9/15/2000                   425,000          424,981
   Avco Financial Services, Inc.
     Notes;
     5.50%; 4/1/2000                    380,000          379,723
   Commercial Credit Co. Notes;
     6.00%; 4/15/2000                   595,000          595,646
     6.75%; 5/15/2000                   140,000          140,406
     5.75%; 7/15/2000                   200,000          199,623
   Ford Motor Credit Co. Notes;
     8.38%; 1/15/2000                   405,000          405,391
     6.38%; 4/15/2000                 1,685,000        1,688,170
     6.38%; 10/6/2000                   200,000          199,966
     6.85%; 8/15/2000                 1,484,000        1,490,461
     Debentures;
     9.50%; 4/15/2000                   155,000          156,715
   General Motors Acceptance Corp.
     Debentures; 9.63%; 5/15/2000       350,000          354,694
     Notes; 5.85% 4/20/2000             100,000           99,969
     7.00%; 3/1/2000                    320,000          320,763
     9.38%; 4/1/2000                    243,000          244,869
   Household Finance Corp.
     Notes; 6.38%; 6/30/2000            550,000          550,819
     Senior Notes; 6.00%; 5/8/2000      700,000          700,038
   Norwest Financial, Inc.
     Senior Notes;
     6.88%; 6/15/2000                   215,000          215,367

                                                      10,666,901
Security Brokers & Dealers (0.52%)
   Bear Stearns Cos., Inc.
     Senior Notes;
     6.75%; 8/15/2000                 $ 375,000     $    376,398
   Merrill Lynch & Co. Notes;
     6.38%; 7/18/2000                   250,000          250,538

                                                         626,936


                                    Total Bonds       16,773,269


           Total Portfolio Investments (99.60%)      120,443,588

Cash and receivables, net of liabilities (0.40%)         480,122


                     Total Net Assets (100.00%)     $120,923,710


REAL ESTATE ACCOUNT


                                        Shares
                                         Held           Value


Common Stocks (98.75%)

Apartment REITs (22.90%)
   Apartment Investment &
     Management Co.                       7,400      $   294,612
   Archstone Communities Trust           15,050          308,525
   Avalonbay Communities, Inc.            9,300          319,106
   BRE Properties, Inc.                   4,400           99,825
   Charles E. Smith
     Residential Realty, Inc.             2,150           76,056
   Equity Residential Properties Trust   12,200          520,788
   Essex Property Trust, Inc.             6,500          221,000
   Post Properties, Inc.                  1,100           42,075
   Walden Residential Properties, Inc.   24,800          536,300

                                                       2,418,287
Diversified REITs (3.87%)
   Cousins Properties, Inc.               3,300          111,994
   Excel Legacy Corp.                     3,300(a)        10,931
   Vornado Realty Trust                   8,800          286,000

                                                         408,925
Factory Outlet REITs (1.58%)
   Chelsea GCA Realty, Inc.               5,600          166,600

Hotel REITs (0.91%)
   Hospitality Properties Trust           2,900           55,281
   Host Marriott Corp.                    5,000           41,250

                                                          96,531
Mall REITs (9.57%)
   CBL & Associates Properties, Inc.     12,300          253,687
   General Growth Properties, Inc.        1,200           33,600
   Mills Corp.                           14,700          262,762
   Rouse Co.                              2,900           61,625
   Simon Property Group, Inc.            17,400          399,113

                                                       1,010,787
Manufactured Housing REITs (1.70%)
   Chateau Properties                     2,364           61,316
   Manufactured Home Communities, Inc.    2,600           63,213
   Sun Communities, Inc.                  1,700           54,719

                                                         179,248
Office & Industrial REITs (40.67%)
   AMB Property Corp.                    23,900      $   476,506
   Arden Realty Group, Inc.              13,500          270,844
   Bedford Property Investors             2,400           40,950
   Boston Properties,  Inc.               7,000          217,875
   Cabot Industrial Trust                 4,300           79,012
   Centerpoint Properties Corp.           7,000          251,125
   Cornerstone Properties                12,500          182,813
   Duke-Weeks Realty Corp.               17,400          339,300
   Equity Office Properties Trust        21,800          536,825
   First Industrial Realty Trust, Inc.    3,700          101,519
   Kilroy Realty Corp.                    3,000           66,000
   Liberty Property Trust                11,000          266,750
   Mack-Cali Realty Corp.                 6,400          166,800
   Mission West Properties, Inc.          1,400           10,850
   Prentiss Property Trust                3,900           81,900
   Prologis Trust                        22,980          442,365
   Reckson Associates Realty Corp.,
     Class B                              9,410          216,448
   SL Green Realty Corp.                  2,300           50,025
   Spieker Properties, Inc.              13,650          497,372

                                                       4,295,279
Self Storage REITs (4.83%)
   Public Storage,  Inc.                 11,800          267,713
   Storage USA, Inc.                      8,000          242,000

                                                         509,713
Shopping Center REITs (12.72%)
   Burnham Pacific Properties, Inc.      23,300          218,437
   Federal Realty Investment Trust        3,900           73,369
   First Washington Realty                1,100           20,556
   JDN Realty Corp.                      16,500          266,063
   Kimco Realty Corp.                     6,300          213,413
   New Plan Excel Realty Trust            2,700           42,694
   Pan Pacific Retail Properties, Inc.    4,500           73,406
   Regency Realty Corp.                   6,100          122,000
   Weingarten Realty Investors            8,042          313,135

                                                       1,343,073


                            Total Common Stocks       10,428,443


                                       Principal
                                         Amount         Value


Commercial Paper (0.00%)
   Personal Credit Institutions (0.00%)
   Investment in Joint Trade Account,
     Associates Corp.; 4.00%; 1/3/2000     $294      $       294


           Total Portfolio Investments (98.75%)       10,428,737

Cash and receivables, net of liabilities (1.25%)         131,547

                     Total Net Assets (100.00%)      $10,560,284


(a) Non-income producing security - No dividend paid during the past twelve months.


SMALLCAP ACCOUNT
                                        Shares
                                         Held           Value


Common Stocks (95.08%)

Apparel, Piece Goods & Notions (0.88%)
   Mens Wearhouse, Inc.                   7,800(a)   $   229,125

Beverages (0.82%)
   Canandaigua Brands, Inc., Class A      4,200(a)       214,200

Blast Furnace & Basic Steel
Products (1.88%)
   Carpenter Technology Corp.             9,200          252,425
   Quanex Corp.                           9,300          237,150

                                                         489,575
Colleges & Universities (0.85%)
   Apollo Group, Inc.                    11,000(a)       220,687

Commercial Banks (0.76%)
   Cullen Frost Bankers                   7,700          198,275

Commercial Printing (0.91%)
   Mail-Well, Inc.                       17,600(a)       237,600

Communications Equipment (2.66%)
   Intervoice-Brite, Inc.                17,000(a)       402,156
   Tekelec                               13,000(a)       292,500

                                                         694,656
Computer & Data Processing
Services (12.91%)
   Advanced Communications
     Systems, Inc.                       15,450(a)       295,481
   Bindview Development Corp.             5,600(a)       278,250
   Bisys Group, Inc.                      3,400(a)       221,850
   Ciber, Inc.                           11,000(a)       302,500
   Hypercom Corp.                        29,400(a)       294,000
   ICG Communications, Inc.              13,000(a)       243,750
   Interactive Pictures Corp.            10,800(a)       251,775
   Netegrity, Inc.                        3,500(a)       199,281
   Preview Systems, Inc.                  4,100(a)       265,988
   Quadramed Corp.                       40,000(a)       348,750
   Quintus Corp.                          5,200(a)       238,550
   Splitrock Services, Inc.              11,500(a)       228,563
   SPSS, Inc.                             8,000(a)       202,000

                                                       3,370,738
Computer & Office Equipment (0.95%)
   Box Hill Systems Corp.                32,500(a)       160,469
   Neomagic Corp.                         8,000(a)        87,500

                                                         247,969
Construction & Related Machinery (0.62%)
   JLG Industries, Inc.                  10,200          161,925

Crude Petroleum & Natural Gas (0.98%)
   Nuevo Energy Co.                      13,700(a)       256,875

Drugs (3.62%)
   Chirex, Inc.                           6,700(a)        97,987
   Geltex Pharmaceuticals, Inc.          13,200(a)       169,125
   Inhale Therapeutic Systems, Inc.       6,300(a)       268,144
   Matritech, Inc.                       84,000(a)   $   278,250
   Sangstat Medical Corp.                 4,400(a)       130,900

                                                         944,406
Drugs, Proprietaries & Sundries (1.94%)
   Amerisource Health Corp., Class A     17,900(a)       271,856
   Bindley Western Industries, Inc.      15,500          233,469

                                                         505,325
Eating & Drinking Places (2.31%)
   Morton's Restaurant Group, Inc.        9,700(a)       150,350
   Papa John's International, Inc.        5,200(a)       135,525
   Rubio's Restaurants, Inc.             17,000(a)       136,000
   Ruby Tuesday, Inc.                    10,000          181,875

                                                         603,750
Electric Services (1.71%)
   Cleco Corp.                            6,600          211,613
   TNP Enterprises, Inc.                  5,700          235,125

                                                         446,738
Electronic Components &
Accessories (6.29%)
   Align-Rite International               9,500(a)       208,406
   Corcord Communication                  4,500(a)       199,687
   DII Group, Inc.                        3,600(a)       255,488
   Etec Systems, Inc.                     6,000(a)       269,250
   Galileo Technology ADR                11,000(a)       265,375
   Hadco Corp.                            4,600(a)       234,600
   Hutchinson Technology, Inc.            9,900(a)       210,375

                                                       1,643,181
Fabricated Structural Metal
Products (0.95%)
   Aavid Thermal Technologies, Inc.       7,800(a)       191,588
   Circor International, Inc.             5,450(a)        56,203

                                                         247,791
Family Clothing Stores (0.79%)
   Pacific Sunwear of California, Inc.    6,450(a)       207,609

Fire, Marine & Casualty
Insurance (1.37%)
   Horace Mann Educators                  6,900          135,413
   Selective Insurance Group, Inc.       13,000          223,437

                                                         358,850
Footwear, Except Rubber (0.93%)
   Wolverine World Wide, Inc.            22,200          242,812

Gas Production & Distribution (1.57%)
   Peoples Energy Corp.                   5,900          197,650
   Piedmont Natural Gas Co.               7,000          211,750

                                                         409,400
General Industrial Machinery (2.33%)
   CVC, Inc.                             16,200(a)       155,925
   Kaydon Corp.                           8,600          230,588
   Regal-Beloit Corp.                    10,800          222,750

                                                         609,263
Grain Mill Products (0.88%)
   Ralcorp Holdings, Inc.                11,500(a)       229,281

Groceries & Related Products (0.76%)
   Universal Corp.                        8,700          198,469

Horticultural Specialties (0.70%)
   Hines Horticulture, Inc.              21,600(a)       182,250

Hospitals (0.92%)
   Universal Health Services, Inc.,
     Class B                              6,700(a)       241,200

Industrial Machinery (0.39%)
   Industrial Distribution Group         31,300(a)   $   101,725

Jewelry, Silverware & Plated
Ware (1.07%)
   Jostens, Inc.                         11,500          279,594

Laundry, Cleaning & Garment
Services (0.74%)
   Unifirst Corp.                        15,300          193,162

Life Insurance (0.85%)
   MONY Group, Inc.                       7,600          221,825

Measuring & Controlling Devices (1.20%)
   Integrated Measurement Systems, Inc.  22,200(a)       313,575

Meat Products (0.74%)
   Michael Foods, Inc.                    7,800          192,075

Medical Instruments & Supplies (2.64%)
   ADAC Laboratories                     21,100(a)       226,825
   Focal, Inc.                           40,000(a)       155,000
   Hologic, Inc.                         35,900(a)       206,425
   Novoste Corp.                          6,200(a)       102,300

                                                         690,550
Medical Service & Health
Insurance (0.99%)
   Foundation Health Systems, Inc.,
     Class A                             26,000(a)       258,375

Men's & Boys' Clothing Stores (2.03%)
   Hot Topic, Inc.                       22,800(a)       530,100

Men's & Boys' Furnishings (1.09%)
   Quiksilver, Inc.                      18,400(a)       285,200

Metalworking Machinery (0.65%)
   Riviera Tool Co.                      44,100(a)       170,888

Miscellaneous Apparel & Accessory
Stores (0.34%)
   The Buckle, Inc.                       6,000(a)        88,875

Miscellaneous Business Services (1.57%)
   Netratings, Inc.                       8,500(a)       409,062

Miscellaneous Chemical Products (0.77%)
   H. B. Fuller Co.                        3600          201,375

Miscellaneous Converted Paper
Products (0.81%)
   Shorewood Packaging Corp.             11,200          212,100

Miscellaneous Electrical Equipment &
Supplies (1.08%)
   Rayovac Corp.                         15,000(a)       283,125

Miscellaneous Equipment Rental &
Leasing (0.76%)
   Rent-A-Center, Inc.                   10,000(a)       198,125

Miscellaneous Fabricated Metal
Products (0.87%)
   Watts Industries, Inc.                15,400          227,150

Miscellaneous General Merchandise
Stores (0.64%)
   99 Cents Only Stores                   4,400(a)   $   168,300

Miscellaneous Manufacturers (0.98%)
   Russ Berrie & Co.                      9,700          254,625

Miscellaneous Shopping Goods
Stores (1.00%)
   Zale Corp.                             5,400(a)       261,225

Miscellaneous Textile Goods (0.95%)
   Kellwood Co.                          12,700          246,856

Motor Vehicles & Equipment (1.53%)
   Modine Manufacturing Co.               8,500          212,500
   Motorcar Parts & Accessories          17,000(a)        18,063
   United Auto Group, Inc.               19,000(a)       169,813

                                                         400,376
Motor Vehicles, Parts &
Supplies (0.34%)
   Keystone Automotive Industries, Inc.  15,300(a)        89,887

New & Used Car Dealers (0.78%)
   Lithia Motors, Inc., Class A          11,400(a)       203,775

Office Furniture (0.90%)
   Kimball International,Inc., Class A   14,200          234,300

Oil & Gas Field Services (0.85%)
   Pride International, Inc.             15,200(a)       222,300

Opthalmic Goods (0.50%)
   TLC Laser Eye Center, Inc.            10,000(a)       130,625

Paints & Allied Products (0.56%)
   RPM, Inc.                             14,300          145,681

Personnel Supply Services (1.43%)
   On Assignment, Inc.                    6,800(a)       203,150
   RemedyTemp, Inc.                       8,900(a)       169,100

                                                         372,250

Petroleum Refining (0.81%)
   Valero Energy Corp.                   10,600          210,675

Railroad Equipment (0.81%)
   Trinity Industries, Inc.               7,400          210,438

Retail Stores (0.94%)
   The Children's Place Retail           15,000(a)       246,562

Rubber & Plastics Footwear (0.60%)
   Vans, Inc.                            12,700(a)       155,575

Savings Institutions (3.05%)
   Commercial Federal Corp.              11,500          204,844
   Community First Bankshares, Inc.      12,200          192,150
   MAF Bancorp, Inc.                      9,800          205,187
   Reliance Bancorp, Inc.                 5,600          193,200

                                                         795,381
Soap, Cleaners & Toilet Goods (1.96%)
   Carter-Wallace, Inc.                  12,500          224,219
   Digene Corp.                          16,500(a)       287,719

                                                         511,938
Social Services (0.61%)
   Provantage Health Service             19,800(a)   $   158,400

Special Industry Machinery (1.38%)
   Cymer, Inc.                            3,000(a)       138,000
   Kulicke & Soffa Industry, Inc.         5,200(a)       221,325

                                                         359,325
Sugar & Confectionery Products (0.45%)
   Sherwood Brands, Inc., Class A        38,000(a)       118,750

Surety Insurance (0.79%)
   Enhance Financial Services
     Group, Inc.                         12,700          206,375

Telephone Communication (1.19%)
   Intermedia Communications, Inc.        8,000(a)       310,500

Trucking & Courier Services (0.78%)
   Werner Enterprises, Inc.              14,500          203,906

Women's & Children's
Undergarments (0.86%)
   Warnaco Group, Inc.                   18,300          225,319
Women's Clothing Stores (0.51%)
   Bebe Stores, Inc.                      4,900(a)       132,300


                            Total Common Stocks       24,824,475


                                       Principal
                                        Amount          Value


Commercial Paper (1.44%)

Personal Credit Institutions (1.44%)
   Investment in Joint Trade Account,
     Associates Corp. of North America;
     4.00%; 1/3/2000                   $376,423      $   376,423


           Total Portfolio Investments (96.52%)       25,200,898

Cash and receivables, net of liabilities (3.48%)         908,745


                     Total Net Assets (100.00%)      $26,109,643


(a) Non-income producing security - No dividend paid during the past twelve months.

SMALLCAP GROWTH ACCOUNT


                                        Shares
                                         Held           Value


Common Stocks (89.16%)

Accounting, Auditing &
Bookkeeping (0.36%)
   Profit Recovery Group
     International, Inc.                  5,325(a)   $   141,445

Advertising (1.43%)
   TMP Worldwide, Inc.                    4,000(a)       568,000

Blast Furnace & Basic Steel
Products (0.77%)
   Maverick Tube Corp.                   12,400(a)       306,125

Business Credit Institutions (0.48%)
   Resource America, Inc.                24,150          190,181

Commercial Banks (0.46%)
   Silicon Valley Bancshares              3,670(a)       181,665

Communications Equipment (5.72%)
   Adaptive Broadband Corp.               4,800(a)       354,300
   Aspect Communications, Inc            12,500(a)       489,062
   Proxim, Inc.                           8,600(a)       946,000
   RF Micro Devices, Inc.                 7,000(a)       479,063

                                                       2,268,425
Computer & Data Processing
Services (21.34%)
   Agile Software Corp.                   5,730(a)     1,244,753
   Aspect Development, Inc.               7,800(a)       534,300
   CBT Group PLC - ADR                   15,100(a)       505,850
   CMGI, Inc.                             2,900(a)       802,937
   Lycos, Inc.                              800(a)        63,650
   Macromedia, Inc.                      10,920(a)       798,525
   Mercury Interactive Corp.              5,500(a)       593,656
   Metasolv Software, Inc.                5,810(a)       474,967
   New Era of Networks, Inc.             13,600(a)       647,700
   Primus Knowledge Solution             10,000(a)       453,125
   Razorfish, Inc.                        5,180(a)       492,748
   Saga Systems, Inc.                     7,300(a)       145,544
   Sapient Corp.                          4,000(a)       563,750
   Spyglass, Inc.                         8,350(a)       316,648
   TSI International Software Ltd.        7,560(a)       428,085
   USWeb Corp.                            9,000(a)       399,938

                                                       8,466,176
Computer & Office Equipment (0.93%)
   Computer Network Tech Corp.           16,000(a)       367,000

Crude Petroleum & Natural Gas (2.83%)
   Basin Exploration, Inc.               13,150(a)       231,769
   Devon Energy Corp.                     6,400          210,400
   Forest Oil Corp.                      36,820(a)       485,564
   Stone Energy Corp.                     5,500(a)       195,937

                                                       1,123,670
Drugs (6.66%)
   Biocryst Pharmaceuticals              27,000(a)       796,500
   IDEC Pharmaceuticals                   8,860(a)       870,495
   Invitrogen Corp.                       7,520(a)       451,200
   Pharmacyclics, Inc.                   12,700(a)       523,875

                                                       2,642,070
Drugs, Proprietaries & Sundries (2.95%)
   Allscripts, Inc.                      20,000(a)   $   880,000
   Priority Healthcare Corp.             10,000(a)       289,375

                                                       1,169,375
Electric Services (0.76%)
   Plug Power, Inc.                      10,660(a)       301,145

Electronic Components &
Accessories (5.77%)
   American Xtal Technology,  Inc.        3,650(a)        63,647
   Applied Micro Circuits                 5,900(a)       750,775
   Cree Research, Inc.                   12,680(a)     1,082,555
   Dupont Photomasks, Inc.                8,150(a)       393,237

                                                       2,290,214
Fish Hatcheries And Preseverves (0.14%)
   Ebenx, Inc.                            1,210(a)        54,753

Grocery Stores (1.69%)
   Whole Foods Market, Inc.              14,500(a)       672,437

Health & Allied Services, NEC (0.54%)
   Accredo Health, Inc.                   7,000(a)       215,250

Legal Services (0.51%)
   Pre-Paid Legal Services, Inc.          8,500(a)       204,000

Management & Public Relations (2.68%)
   Diamond Technology Partners, Inc.      9,450(a)       812,109
   Whitman-Hart, Inc.                     4,700(a)       252,038

                                                       1,064,147
Medical & Dental Laboratories (0.30%)
   IDEXX Lab, Inc.                        7,450(a)       120,131

Medical Instruments & Supplies (0.68%)
   Ventana Medical Systems               10,800(a)       268,650

Miscellaneous Business Services (0.57%)
   Forrester Research, Inc.               3,300(a)       227,288

Miscellaneous Electrical
Equipment (1.98%)
   Universal Electronics, Inc.           17,080(a)       785,680

Miscellaneous Shopping Goods
Stores (1.42%)
   Michaels Stores, Inc.                 19,710(a)       561,735

Miscellaneous Special Trade
Contractors (1.60%)
   Dycom Industries, Inc.                14,375(a)       633,398

Mortgage Bankers & Brokers (0.24%)
   Matrix Bancorp, Inc.                   8,000(a)        96,000

Oil & Gas Field Services (2.53%)
   Marine Drilling Co.,  Inc.            16,810(a)       377,175
   Paradigm Geophysical Ltd.              3,250(a)        15,945
   Patterson Energy, Inc.                10,000(a)       130,000
   Precision Drilling Corp.              14,000(a)       359,625
   Veritas DGC, Inc.                      8,750(a)       122,500

                                                       1,005,245
Periodicals (0.29%)
   Martha Stewart Living Omnimedia, Inc.  4,800(a)       115,200

Personal Credit Institutiions (0.73%)
   Metris Companies, Inc.                 8,100      $   289,069

Radio & Television Broadcasting (9.39%)
   Cumulus Media, Inc.                   12,420(a)       630,315
   Emmis Communications Corp.             7,200(a)       897,412
   Radio One, Inc.                        8,300(a)       763,600
   Salem Communications, Class A          8,000(a)       181,000
   SBS Broadcasting S.A.                 14,600(a)       710,838
   NBC Internet, Inc.                     7,000(a)       540,750

                                                       3,723,915
Research & Testing Services (3.18%)(a)
   Cephalon, Inc.                        18,300(a)       632,494
   Corporate Executive Board              8,810(a)       492,259
   Maxygen                                1,930(a)       137,030

                                                       1,261,783
Sanitary Services (0.28%)
   Stericycle, Inc.                       5,950(a)       111,934

Ship & Boat Building &
Repairing (0.34%)
   Dril-Quip, Inc.                        4,400(a)       133,650

Special Industry Machinery (6.49%)
   Asyst Technologies, Inc.               9,200(a)       603,175
   Brooks Automation, Inc.                9,650(a)       314,228
   Cymer, Inc.                            9,100(a)       418,600
   PRI Automation, Inc.                  18,480(a)     1,240,470

                                                       2,576,473
Telephone Communication (3.12%)
   Research in Motion                     9,600(a)       443,400
   Viatel, Inc.                          14,800(a)       793,650

                                                       1,237,050


           Total Portfolio Investments (89.16%)       35,373,279

Cash and receivables, net of liabilities (10.84%)      4,301,902


          Total Portfolio Investments (100.00%)      $39,675,181



(a) Non-income producing security - No dividend paid during the past twelve months.


SMALLCAP VALUE ACCOUNT


                                        Shares
                                         Held           Value


Common Stocks (92.07%)
Accounting, Auditing &
Bookkeeping (0.06%)
   Profit Recovery Group
     International, Inc.                    250(a)   $     6,641

Advertising (0.56%)
   24/7 Media, Inc.                         700(a)        39,375
   Digital Impact, Inc.                     300(a)        15,037
   Webstakes.com, Inc.                      400(a)         7,900

                                                          62,312
Asphalt Paving & Roofing
Materials (0.20%)
   Elcor Corp.                              750      $    22,594

Bakery Products (0.74%)
   Keebler Foods Co.                      2,900(a)        81,563

Beauty Shops (0.26%)
   Regis Corp.                            1,500           28,312

Beverages (0.39%)
   American National Can Group, Inc.      1,800           23,400
   Beringer Wine Estates                    500(a)        19,937

                                                          43,337
Business Credit Institutions (0.76%)
   Heller Financial, Inc.                 4,200           84,263

Cable & Other Pay TV Services (0.33%)
   Insight Communications, Inc.             700(a)        20,738
   Wink Communications, Inc.                100(a)         6,006
   Worldgate Communications, Inc.           200(a)         9,512

                                                          36,256
Commercial Banks (3.87%)
   BancorpSouth, Inc.                       300            4,894
   Capital Crossing Bank                    700(a)         8,750
   City National Corp.                    1,200           39,525
   Colonial Bancgroup, Inc.               7,200           74,700
   Gold Banc Corp., Inc.                    400            3,600
   Hamilton Bancorp., Inc.                2,000(a)        35,500
   National Commerce Bancorp              3,100           70,331
   Pacific Century Financial Corp.        2,000           37,375
   Prime Bancshares, Inc.                 1,300           31,200
   Republic Security Financial            4,200           30,056
   Summit Bancshares, Inc.                2,700           49,950
   Sun Bancorp., Inc.                     1,750(a)        17,391
   Westamerica Bancorp.                     900           25,144

                                                         428,416
Commercial Sports (0.06%)
   Boca Resorts, Inc.                       700(a)         6,825

Communications Equipment (0.71%)
   Advanced Fibre Communication, Inc.       900(a)        40,219
   C-Cube Microsystems, Inc.                300(a)        18,675
   Williams Communication Group, Inc.       700(a)        20,256

                                                          79,150
Communications Services, NEC (1.16%)
   ITC Deltacom, Inc.                       300(a)         8,287
   L-3 Communications Holdings, Inc.      2,600(a)       108,225
   World Access, Inc.                       600(a)        11,550

                                                         128,062
Computer & Data Processing (6.80%)
   Accrue Software, Inc.                    200(a)        10,825
   Aether Systems, Inc.                     200(a)        14,325
   Agency.com, Ltd.                         300(a)        15,300
   Agile Software Corp.                     100(a)        21,723
   Alloy Online, Inc.                       700(a)        11,025
   Alteon Websystems, Inc.                  100(a)   $     8,775
   Art Technology Group, Inc.               100(a)        13,000
   Business Objects SA  ADR                 200(a)        26,725
   Careinsite, Inc.                         400(a)        32,200
   C-Bridge Internet Solutions, Inc.        100(a)         4,862
   Checkfree Holdings Corp.                 200(a)        20,900
   Clarent Corp.                            100(a)         7,775
   Digex, Inc.                              400(a)        27,500
   E.Piphany, Inc.                          100(a)        22,313
   Egain Communications Corp.               200(a)         7,550
   Equant ADR                               100(a)        11,200
   Espeed, Inc., Class A                    600(a)        21,338
   eToys, Inc.                              100(a)         2,625
   Excalibur Technologies Corp.             200(a)         4,125
   Exchange Applications, Inc.              100(a)         5,587
   IDX Systems Corp.                        300(a)         9,375
   Informatica Corp.                        100(a)        10,637
   Informix Corp.                           400(a)         4,550
   Interleaf, Inc.                          100(a)         3,363
   Liberate Technologies, Inc.              100(a)        25,700
   Liquid Audio, Inc.                       100(a)         2,625
   Looksmart, Ltd.                          400(a)        10,800
   Mediaplex, Inc.                          400(a)        25,100
   Medquist, Inc.                         1,500(a)        38,719
   Metasolv Software, Inc.                  200(a)        16,350
   MicroStrategy, Inc.                      100(a)        21,000
   Net Perceptions, Inc.                    700(a)        29,400
   Newgen Results Corp.                     300(a)         3,169
   Official Payments Corp.                  200(a)        10,400
   Ondisplay, Inc.                          100(a)         9,087
   Packeteer, Inc.                          300(a)        21,300
   pcOrder.com, Inc.                        100(a)         5,100
   Peregrine Systems, Inc.                  100(a)         8,263
   PNV.net, Inc.                          1,400(a)        11,463
   Preview Systems, Inc.                    100(a)         6,487
   Quokka Sports, Inc.                      100(a)         1,312
   Rainmaker Systems, Inc.                  400(a)         8,100
   Retek, Inc.                              500(a)        37,625
   Sanchez Computer Associates, Inc.        300(a)        12,356
   Source Information Management Co.      1,000(a)        16,750
   Technology Solutions Co.                 800(a)        26,200
   The 3DO Company                        1,600(a)        14,550
   Tumbleweed Communications Corp.          400(a)        33,900
   Verio, Inc.                              100(a)         4,619
   VerticalNet, Inc.                        200(a)        32,800
   Watchguard Technologies, Inc.            100(a)         3,025

                                                         753,798
Computer & Office Equipment (0.37%)
   VA Linux Systems, Inc.                   200(a)        41,325

Construction & Related
Machinery (2.96%)
   Cooper Cameron Corp.                   3,200(a)       156,600
   Manitowoc Co., Inc.                      700           23,800
   Smith International, Inc.              1,900(a)        94,406
   Terex Corp.                            1,900(a)        52,725

                                                         327,531
Crude Petroleum & Natural Gas (1.71%)
   Devon Energy Corp.                     2,200           72,325
   Newfield Exploration Co.               4,100          109,675
   Unit Corp.                               900(a)         6,919

                                                         188,919
Cutlery, Handtools & Hardware (0.02%)
   Jore Corp.                               300(a)   $     2,344

Drugs (2.04%)
   Biocryst Pharmaceuticals, Inc.           700(a)        20,650
   Human Genome Sciences, Inc.              500(a)        76,313
   IDEC Pharmaceuticals                     300(a)        29,475
   ILEX Oncology, Inc.                      500(a)        12,062
   Ligand Pharmaceuticals, Class B        2,100(a)        27,038
   Medimmune, Inc.                           75(a)        12,441
   Millenium Pharmaceuticals                200(a)        24,400
   SangStat Medical Corp.                   700(a)        20,825
   Triangle Pharmaceuticals, Inc.           200(a)         2,562

                                                         225,766
Drugs, Proprietaries & Sundries (0.60%)
   Allscripts, Inc.                       1,500(a)        66,000

Eating & Drinking Places (0.12%)
   Papa John's International, Inc.          500(a)        13,031

Electric Services (2.28%)
   CH Energy Group, Inc.                  2,900           95,700
   Cleco Corp.                            4,800          153,900
   Rare Medium Group, Inc.                  100(a)         3,413

                                                         253,013
Electrical Goods (0.20%)
   Act Manufacturing, Inc.                  600(a)        22,500

Electrical Industrial Apparatus (0.36%)
   National R V Holdings                  2,100(a)        40,425

Electrical Work (0.23%)
   CapRock Communications Corp.             800(a)        25,950

Electronic Components &
Accessories (4.94%)
   Applied Micro Circuits Corp.           1,300(a)       165,425
   ATMI, Inc.                             1,100(a)        36,369
   Caliper Technologies Corp.               200(a)        13,350
   Cobalt Networks, Inc.                    200(a)        21,675
   E-Tek Dynamics, Inc.                     800(a)       107,700
   Exar Corp.                               700(a)        41,213
   Finisar Corp.                            400(a)        35,950
   Power-One, Inc.                        1,300(a)        59,556
   Sage, Inc.                               100(a)         1,937
   SDL, Inc.                                200(a)        43,600
   Silicon Image, Inc.                      300(a)        21,019

                                                         547,794
Elementary & Secondary Schools (0.10%)
   Education Management Corp.               800(a)        11,200

Engineering & Architectural
Services (0.45%)
   Gartner Group, Inc.                    1,000           15,250
   Tetra Tech, Inc.                       2,275(a)        34,978

                                                          50,228
Family Clothing Stores (0.53%)
   Urban Outfitters, Inc.                 2,000(a)        58,250

Farm & Garden Machinery (0.30%)
   CNH Global NV                          2,500           33,281

Fire, Marine & Casualty
Insurance (2.62%)
   Commerce Group, Inc.                     700      $    18,287
   Fremont General Corp.                 12,800           94,400
   MIIX Group, Inc.                         400            5,850
   Ohio Casualty Corp.                    1,300           20,881
   Renaissance Holdings Ltd.              3,700          151,238

                                                         290,656
Fish Hatcheries & Preserves (0.58%)
   PFSweb, Inc.                             100            3,750
   Symyx Technologies, Inc.               2,000(a)        60,000

                                                          63,750
Freight Transportation
Arrangement (1.11%)
   C.H. Robinson Worldwide, Inc.          3,100          123,225

Funeral Services & Crematories (0.01%)
   Carriage Services, Inc.                  200(a)         1,187

Furniture & Home Furnishings
Stores (0.16%)
   Cost Plus, Inc.                          500(a)        17,813

Gas Production & Distribution (3.11%)
   Atmos Energy Corp.                     6,000          122,625
   Energen Corp.                          2,400           43,350
   Kinder Morgan, Inc.                    2,600           52,487
   Public Service Co. of North Carolina   1,600           51,700
   Washington Gas Light Co.               2,700           74,250
                                                         344,412
General Industrial Machinery (1.12%)
   Applied Science & Technology             900(a)        29,911
   IDEX Corp.                             3,100           94,162

                                                         124,073
Home Health Care Services (0.07%)
   Women First Healthcare, Inc.           1,500(a)         7,875

Hotels & Motels (0.58%)
   Aztar Corp.                            2,900(a)        31,538
   Extended Stay of America               2,500(a)        19,063
   Sun International Hotels Ltd.            700(a)        13,562

                                                          64,163
Household Appliance Stores (0.33%)
   Williams Sonoma, Inc.                    800(a)        36,800

Household Furniture (1.18%)
   Ethan Allen Interiors, Inc.              300            9,619
   Furniture Brands International, Inc.   2,400(a)        52,800
   Stanley Furniture Co., Inc.            3,700(a)        67,987

                                                         130,406
Industrial Inorganic Chemicals (3.35%)
   Albemarle Corp.                        3,900           74,831
   General Chemical Group, Inc.           6,800           15,725
   Georgia Gulf Corp.                     7,000          213,063
   Minerals Technologies, Inc.            1,200           48,075
   USEC, Inc.                             2,800           19,600

                                                         371,294
Industrial Organic Chemicals (0.51%)
   Bush Boake Allen, Inc.                 2,300(a)        56,494

Insurance Agents, Brokers &
Services (0.44%)
   E.W. Blanch Holdings, Inc.               400      $    24,500
   Healthextras, Inc.                     1,600(a)        19,200
   Quotesmith.com, Inc.                     400(a)         4,550

                                                          48,250
Life Insurance (1.46%)
   Annuity & Life Re (Holdings), Ltd.     4,400          114,950
   FBL Financial Group, Inc.              1,300           26,000
   MONY Group, Inc.                         100            2,919
   Stancorp Financial Group, Inc.           700           17,631

                                                         161,500
Machinery, Equipment & Supplies (0.63%)
   National Oilwell, Inc.                 2,600(a)        40,787
   Willis Lease Financial Corp.           4,500(a)        28,969

                                                          69,756
Measuring & Controlling Devices (2.29%)
   Cyberonics, Inc.                         800(a)        12,750
   Cytyc Corp.                              100(a)         6,106
   Kopin Corp.                            1,200(a)        50,400
   Mettler-Toledo International, Inc.     3,500(a)       133,656
   MKS Instruments, Inc.                  1,400(a)        50,575

                                                         253,487
Medical & Dental Laboratories (0.12%)
   IDEXX Laboratories, Inc.                 800(a)        12,900

Medical Instruments & Supplies (0.75%)
   Affymetrix, Inc.                         100(a)        16,969
   CONMED Corp.                           1,500(a)        38,813
   Eclipse Surgical Technologies, Inc.      700(a)         5,162
   EDI-Stat Corp.                           700(a)        10,150
   ResMed, Inc.                             300(a)        12,525

                                                          83,619
Medical Service & Health
Insurance (0.18%)
   Oxford Health Plans, Inc.              1,600(a)        20,300

Men's & Boys' Furnishings (0.29%)
   Columbia Sportswear Co.                1,500(a)        32,250

Metal Forgings & Stamping (0.33%)
   Tower Automotive, Inc.                 2,400(a)        37,050

Metalworking Machinery (0.15%)
   Kennametal, Inc.                         500           16,812

Miscellaneous Amusement, Recreation
Services (1.14%)
   Anchor Gaming, Inc.                    2,300(a)        99,906
   Premier Parks, Inc.                      900(a)        25,988

                                                         125,894
Miscellaneous Business Services (0.60%)
   Freemarkets, Inc.                        100(a)        34,131
   Netratings, Inc.                         300(a)        14,438
   Ticketmaster Online CitySearch, Inc.,
     Class B                                100(a)         3,844
   Webvan Group, Inc.                       200(a)         3,300
   Wind River Systems, Inc.                 300(a)        11,025

                                                          66,738
Miscellaneous Durable Goods (0.51%)
   Schnitzer Steel Industries, Inc.,
     Class A                              3,000      $    57,000

Miscellaneous Equipment Rental &
Leasing (0.14%)
   Aaron Rents, Inc.                        900           15,975

Miscellaneous Fabricated Metal
Products (0.48%)
   Shaw Group, Inc.                       2,100(a)        53,156

Miscellaneous Food & Kindred
Products (0.53%)
   American Italian Pasta                 1,900(a)        58,425

Miscellaneous Investing (7.58%)
   Burnham Pacific Properties, Inc.       6,400           60,000
   Centerpoint Properties Corp.           2,100           75,337
   Cousins Properties, Inc.               3,600          122,175
   Duke-Weeks Realty Corp.                6,182          120,549
   Manufactured Homes Communities, Inc.   4,400          106,975
   Meristar Hospitality Corp.             5,664           90,624
   Mills Corp.                            3,200           57,200
   Post Properties, Inc.                  3,500          133,875
   The Macerich Co.                       3,500           72,844

                                                         839,579
Miscellaneous Manufacturers (0.66%)
   Gentek, Inc.                           7,000           73,063

Miscellaneous Plastics Products (0.20%)
   AptarGroup, Inc.                         900           22,612

Miscellaneous Special Trade
Contractors (0.20%)
   Dycom Industries, Inc.                   500(a)        22,031

Mortgage Bankers & Brokers (0.14%)
   American Home Mortgage Holdings, Inc.  1,500(a)         9,937
   MicroFinancial, Inc.                     500            5,844

                                                          15,781
Motion Picture Production &
Services (0.27%)
   Cinar Films, Inc., Class B             1,200(a)        29,400

Motor Vehicles & Equipment (0.52%)
   American Axle & Manufacturing
     Holdings, Inc.                         800(a)         9,700
   Monaco Coach Corp.                     1,400(a)        35,788
   Wabash National Corp.                    800           12,000

                                                          57,488
Motor Vehicles, Parts & Supplies (0.13%)
   Dura Automotive System                   800(a)        13,950

New & Used Car Dealers (0.52%)
   Lithia Motors, Inc.                    2,100(a)        37,538
   Sonic Automotive, Inc.                 2,100(a)        20,475

                                                          58,013
Non-Ferrous Rolling & Drawing (0.85%)
   Mueller Industries, Inc.               2,600(a)        94,250

Non-Store Retailers (0.13%)
   barnesandnoble.com, Inc.                 700(a)         9,931
   Stamps.Com, Inc.                         100(a)         4,163

                                                          14,094
Office Furniture (0.41%)
   Herman Miller, Inc.                    1,500      $    34,500
   Hon Industries, Inc.                     500           10,969

                                                          45,469
Oil & Gas Field Services (0.92%)
   Global Marine, Inc.                    5,000(a)        83,125
   Spinnaker Exploration Co.              1,300(a)        18,363

                                                         101,488
Operative Builders (0.26%)
   D.R. Horton, Inc.                      2,100           29,006

Paper & Paper Products (0.25%)
   School Specialty, Inc.                 1,800(a)        27,225

Paperboard Containers & Boxes (0.23%)
   Ivex Packaging Corp.                   2,600(a)        26,000

Paperboard Mills (0.85%)
   Caraustar Industries, Inc.             3,900(a)        93,600

Passenger Transportation
Arrangement (0.05%)
   Travel Services International, Inc.      600(a)         5,475

Personal Credit Institutions (0.08%)
   Creditrust Corp.                       1,200(a)         9,225

Personnel Supply Services (0.63%)
   Computer Horizons Corp.                1,800(a)        29,138
   Modis Professional Services, Inc.      1,200(a)        17,100
   On Assignment, Inc.                      800(a)        23,900

                                                          70,138
Petroleum Refining (0.36%)
   Lyondell Petrochemical Co.             3,100           39,525

Plastic Materials & Synthetics (2.88%)
   Geon Co.                               5,700          185,250
   Wellman, Inc.                          7,200          134,100

                                                         319,350
Producers, Orchestras &
Entertainers (0.09%)
   World Wrestling Federation
     Entertainment, Inc.                    600(a)        10,350

Pulp Mills (0.32%)
   Buckeye Technologies, Inc.             2,400(a)        35,700

Radio & Television Broadcasting (2.60%)
   Allegiance Telecom, Inc.                 700(a)        64,575
   American States Water Co.              3,200          115,200
   Citadel Communication Corp.              300(a)        19,462
   Entercom Communications Corp.            500(a)        33,000
   Spanish Broadcasting System, Inc.      1,400(a)        56,350

                                                         288,587
Railroads (0.47%)
   Wisconsin Central Transportation Corp. 3,900(a)        52,406

Real Estate Operators & Lessors (1.52%)
   Arden Realty Group, Inc.               6,300          126,394
   Costar Group, Inc.                       800(a)        28,700
   Mission West Properties, Inc.          1,700           13,175

                                                         168,269
Research & Testing Services (0.26%)
   Maxygen, Inc.                            100(a)   $     7,100
   Media Metrix, Inc.                       400(a)        14,300
   Trimeris, Inc.                           300(a)         7,088

                                                          28,488
Retail Stores (0.15%)
   1-800-Flowers.Com, Inc., Class A       1,500(a)        16,031

Rubber & Plastic Footwear (0.13%)
   Vans, Inc.                             1,200(a)        14,700

Savings Institutions (2.76%)
   Bank United Corp.                      3,700          100,825
   Commercial Federal Corp.               4,600           81,938
   Community First Bankshares, Inc.       3,500           55,125
   Firstfed Financial Corp.               2,900(a)        40,781
   Ocwen Financial Corp.                  4,400(a)        27,500

                                                         306,169
Sawmills & Planning Mills (0.79%)
   Universal Forest Products              5,900           87,025

Search & Navigation Equipment (0.25%)
   Orbital Sciences Corp.                 1,500(a)        27,844

Security & Commodity Services (0.18%)
   Gabelli Asset Management, Inc., Class A1,200(a)        19,500

Security Brokers & Dealers (0.42%)
   TD Waterhouse Group                    1,900(a)        31,231
   Web Street, Inc.                       1,200(a)        14,850

                                                          46,081
Soap, Cleaners & Toilet Goods (0.54%)
   Alberto-Culver Co.                     2,300           59,369

Special Industry Machinery (0.30%)
   Lam Research Corp.                       300(a)        33,469

Surety Insurance (0.05%)
   FPIC Insurance Group, Inc.               300(a)         5,006

Telegraph & Other
Communications (0.07%)
   Z-Tel Technologies, Inc.                 200(a)         8,075

Telephone Communication (1.07%)
   American Mobil Satellite               1,200(a)        25,275
   Covad Communications Group               700(a)        39,156
   Deltathree.com, Inc.                     400(a)        10,300
   Ibasis, Inc.                             200(a)         5,750
   Net2phone, Inc.                          300(a)        13,781
   Telecorp PCS, Inc.                       400(a)        15,200
   Tritel, Inc.                             300(a)         9,506

                                                         118,968
Toys & Sporting Goods (0.07%)
   Jakks Pacific, Inc.                      400(a)         7,475

Trucking & Courier Services (0.98%)
   Allied Holdings, Inc.                  4,800(a)        29,400
   Werner Enterprises, Inc.               5,650           79,453

                                                         108,853
Trusts (0.48%)
   Allied Capital Corp.                   2,900           53,106

Variety Stores (0.25%)
   ShopKo Stores, Inc.                    1,200(a)   $    27,600

Water Supply (1.57%)
   E'Town Corp.                           2,800          174,300

Water Transportation of
Passengers (0.22%)
   American Classic Voyages Co.             700(a)        24,500

Women's Clothing Stores (0.53%)
   Anntaylor Stores Corp.                 1,700(a)        58,544


            Total Portfolio Investment (92.07%)       10,201,523

Cash and receivables, net of liabilities (7.93%)         878,934


                     Total Net Assets (100.00%)      $11,080,457



(a) Non-income producing security - No dividend paid during the past twelve months.


STOCK INDEX 500 ACCOUNT


                                        Shares
                                         Held           Value


Common Stocks (81.64%)

Accounting, Auditing &
Bookkeeping (0.07%)
   Paychex, Inc.                            753      $    30,120

Advertising (0.22%)
   Interpublic Group of Cos., Inc.          857           49,438
   Omnicom Group, Inc.                      542           54,200

                                                         103,638
Air Transportation, Scheduled (0.26%)
   AMR Corp.                                452(a)        30,284
   Delta Air Lines, Inc.                    406           20,224
   FDX Corp.                                912(a)        37,335
   Southwest Airlines Co.                 1,544           24,993
   US Airways Group, Inc.                   219(a)         7,022

                                                         119,858
Aircraft & Parts (1.02%)
   B.F. Goodrich Co.                        336            9,240
   Boeing Co.                             2,855          118,661
   General Dynamics Corp.                   614           32,389
   Honeywell International, Inc.          2,419          139,539
   Northrop Grumman Corp.                   213           11,515
   Rockwell International Corp.             581           27,815
   Textron, Inc.                            454           34,816
   United Technologies Corp.              1,462           95,030

                                                         469,005
Auto & Home Supply Stores (0.03%)
   Autozone, Inc.                           441(a)        14,250

Automotive Rentals, No Drivers (0.01%)
   Ryder Systems, Inc.                      197      $     4,814

Bakery Products (0.13%)
   Sara Lee Corp.                         2,776           61,246

Beer, Wine & Distilled Beverages (0.03%)
   Brown-Forman Corp.                       210           12,023

Beverages (1.71%)
   Adolph Coors Co., Class B                113            5,932
   Anheuser-Busch Cos., Inc.              1,421          100,713
   Coca-Cola Co.                          7,544          439,438
   Coca-Cola Enterprises                  1,302           26,203
   PepsiCo, Inc.                          4,446          156,722
   Seagram Co. Ltd.                       1,325           59,542

                                                         788,550
Blankbooks & Bookbinding (0.01%)
   Deluxe Corp.                             224            6,146

Blast Furnace & Basic Steel
Products (0.08%)
   Allegheny Technologies, Inc.             287            6,428
   Bethlehem Steel Corp.                    401(a)         3,359
   Nucor Corp.                              267           14,635
   USX-U.S. Steel Group                     271            8,943
   Worthington Industries, Inc.             272            4,505

                                                          37,870
Books (0.09%)
   McGraw-Hill Cos., Inc.                   599           36,914
   Meredith Corp.                           159            6,628

                                                          43,542
Broadwoven Fabric Mills, Cotton (0.01%)
   Springs Industries, Inc.                  55            2,197

Business Credit Institutions (0.22%)
   Associates First Capital Corp.,
     Class A                              2,224           61,021
   Providian Financial Corp.                434           39,521

                                                         100,542
Cable & Other Pay TV Services (0.56%)
   Comcast Corp., Special Class A         2,296          115,374
   MediaOne Group, Inc.                   1,869(a)       143,563

                                                         258,937
Chemicals & Allied Products (0.21%)
   Dow Chemical Company                     670           89,529
   Sigma-Aldrich Corp.                      309            9,289

                                                          98,818
Combination Utility Services (0.17%)
   Cinergy Corp.                            486           11,725
   Constellation Energy Group, Inc.         458           13,282
   Entergy Corp.                            756           19,467
   Northern States Power Co.                472            9,204
   PG&E Corp.                             1,177           24,128

                                                          77,806
Commercial Banks (4.21%)
   AmSouth Bancorp.                       1,195           23,078
   Bank of America Corp.                  5,215          261,728
   Bank of New York Co., Inc.             2,249           89,960
   Bank One Corp.                         3,503          112,315
   BB&T Corp.                             1,011           27,676
   Chase Manhattan Corp.                  2,519          195,695
   Comerica, Inc.                           479           22,363
   Fifth Third Bancorp                      943           69,193
   First Union Corp.                      3,017      $    98,995
   Firstar Corp.                          2,994           63,248
   FleetBoston Financial Corp.            2,797           97,371
   Huntington Bancshares, Inc.              705           16,832
   J.P. Morgan & Co., Inc.                  529           66,985
   KeyCorp                                1,366           30,223
   MBNA Corp.                             2,449           66,735
   Mellon Financial Corp.                 1,554           52,933
   National City Corp.                    1,883           44,604
   Northern Trust Corp.                     682           36,146
   Old Kent Financial Corp.                 360           12,735
   PNC Financial Corp.                      898           39,961
   Regions Financial Corp.                  668           16,783
   Republic New York Corp.                  321           23,112
   Southtrust Corp.                         513           19,398
   State Street Corp.                       489           35,727
   Summit Bancorp                           534           16,354
   Suntrust Banks, Inc.                     977           67,230
   Synovus Financial Corp.                  855           16,993
   Union Planters Corp.                     431           16,998
   US Bancorp                             2,223           52,935
   Wachovia Corp.                           619           42,092
   Wells Fargo Co.                        5,016          202,834

                                                       1,939,232
Commercial Printing (0.02%)
   R.R. Donnelley & Sons Co.                386            9,578

Communications Equipment (4.27%)
   ADC Telecommunications, Inc.             458(a)        33,234
   Andrew Corp.                             251(a)         4,753
   General Instrument Corp.                 531(a)        45,135
   Lucent Technologies, Inc.              9,570          715,956
   Motorola, Inc.                         1,860          273,885
   Network Appliance, Inc.                  456(a)        37,877
   Nortel Networks Corp.                  4,080          412,080
   Qualcom, Inc.                          2,016(a)       355,068
   Scientific-Atlanta, Inc.                 240           13,350
   Teledyne Technologies, Inc.                1(a)             5
   Tellabs, Inc.                          1,229(a)        78,886

                                                       1,970,229
Communications Services, NEC (0.25%)
   Nextel Communications, Inc.            1,110(a)       114,469

Computer & Data Processing
Services (9.19%)
   3COM Corp.                             1,054(a)        49,538
   Adobe Systems, Inc.                      367           24,681
   America Online, Inc.                   6,828(a)       515,087
   Autodesk, Inc.                           186            6,277
   BMC Software, Inc.                       740(a)        59,154
   Citrix Systems, Inc.                     274(a)        33,702
   Computer Associates
     International, Inc.                  1,647          115,187
   Computer Sciences Corp.                  509(a)        48,164
   Compuware Corp.                        1,094(a)        40,752
   Electronic Data Systems Corp.          1,438           96,256
   First Data Corp.                       1,280           63,120
   IMS Health, Inc.                         941           25,583
   Microsoft Corp.                       15,761(a)     1,840,097
   Novell, Inc.                           1,017(a)        40,489
   Oracle Systems Corp.                   4,349(a)       487,360
   Parametric Technology Corp.              824(a)        22,300
   Peoplesoft, Inc.                         820(a)        17,476
   Shared Medical Systems Corp.              82            4,177
   Sun Microsystems, Inc.                 4,771(a)   $   369,454
   Unisys Corp.                             947(a)        30,245
   Yahoo!, Inc.                             804(a)       347,881

                                                       4,236,980
Computer & Office Equipment (7.12%)
   Apple Computer, Inc.                     491(a)        50,481
   Automatic Data Processing, Inc.        1,909          102,847
   Cabletron Systems, Inc.                  552(a)        14,352
   Ceridian Corp.                           443(a)         9,552
   Cisco Systems, Inc.                    9,991(a)     1,070,286
   Compaq Computer Corp.                  5,193          140,536
   Comverse Technology, Inc.                218(a)        31,556
   Dell Computer Corp.                    7,761(a)       395,811
   EMC Corp.                              3,108(a)       339,549
   Gateway, Inc.                            967(a)        69,684
   Hewlett-Packard Co.                    3,112          354,573
   International Business Machines Corp.  5,506          594,648
   Lexmark International Group, Inc.        390(a)        35,295
   Pitney Bowes, Inc.                       810           39,133
   Seagate Technology, Inc.                 638(a)        29,707
   Slicon Graphics                          561(a)         5,505

                                                       3,283,515
Construction & Related Machinery (0.22%)
   Baker Hughes, Inc.                     1,008           21,231
   Caterpillar, Inc.                      1,086           51,110
   Dover Corp.                              622           28,223

                                                         100,564
Consumer Products (0.45%)
   Fortune Brands, Inc.                     501           16,564
   Nabisco Group Holdings Corp.           1,000           10,625
   Philip Morris Cos., Inc.               7,227          167,576
   UST, Inc.                                523           13,173

                                                         207,938
Credit Reporting & Collection (0.02%)
   Equifax, Inc.                            432           10,179

Crude Petroleum & Natural Gas (0.46%)
   Anadarko Petroleum Co.                   390           13,309
   Apache Corp.                             349           12,891
   Burlington Resources, Inc.               666           22,020
   Kerr-McGee Corp.                         265           16,430
   Occidental Petroleum Corp.             1,123           24,285
   Texaco, Inc.                           1,689           91,734
   Union Pacific Resources Group, Inc.      771            9,830
   USX-Marathon Group, Inc.                 946           23,354

                                                         213,853
Crushed & Broken Stone (0.03%)
   Vulcan Materials Co.                     306           12,221

Cutlery, Handtools & Hardware (0.48%)
   Danaher Corp.                            435           20,989
   Gillette Co.                           3,276          134,930
   Illinois Tool Works, Inc.                918           62,022
   Snap-On, Inc.                            179            4,755

                                                         222,696
Department Stores (2.40%)
   Dillard's, Inc., Class A                 327            6,601
   Federated Department Stores, Inc.        639(a)        32,310
   Harcourt General, Inc.                   218            8,775
   Kohl's Corp.                             498(a)        35,949
   May Department Stores Co.              1,024           33,024
   J.C. Penny Co., Inc.                     795           15,850
Department Stores (Continued)
   Sears, Roebuck & Co.                   1,154      $    35,125
   Wal-Mart Stores, Inc.                 13,593          939,616

                                                       1,107,250
Drug Stores & Proprietary Stores (0.32%)
   CVS Corp.                              1,200           47,925
   Longs Drug Stores Corp.                  120            3,097
   Rite Aid Corp.                           793            8,872
   Walgreen Co.                           3,065           89,651

                                                         149,545
Drugs (6.25%)
   Abbott Laboratories                    4,696          170,524
   ALZA Corp.                               311(a)        10,768
   American Home Products Corp.           3,988          157,277
   Amgen, Inc.                            3,120(a)       187,395
   Bristol-Myers Squibb Co.               6,059          388,912
   Johnson & Johnson                      4,247          395,502
   Lilly (Eli) & Co.                      3,331          221,512
   Merck & Co., Inc.                      7,140          478,826
   Pfizer, Inc.                          11,825          383,573
   Pharmacia & Upjohn, Inc.               1,584           71,280
   Schering-Plough Corp.                  4,487          189,295
   Warner-Lambert Co.                     2,623          214,922
   Watson Pharmaceuticals, Inc.             293(a)        10,493

                                                       2,880,279
Drugs, Proprietaries & Sundries (0.13%)
   Cardinal Health, Inc.                    856           40,981
   McKesson HBOC, Inc.                      862           19,449

                                                          60,430
Eating & Drinking Places (0.43%)
   Darden Restaurants, Inc.                 405            7,341
   McDonald's Corp.                       4,136          166,733
   Tricon Global Restaurants, Inc.          470(a)        18,153
   Wendy's International, Inc.              365            7,528

                                                         199,755
Electric Lighting & Wiring
Equipment (0.05%)
   Cooper Industries, Inc.                  289           11,687
   National Service Industries, Inc.        124            3,658
   Thomas & Betts Corp.                     174            5,546

                                                          20,891
Electric Services (1.38%)
   AES Corp.                                631(a)        47,167
   Ameren Corp.                             420           13,755
   American Electric Power Co., Inc.        592           19,018
   Carolina Power & Light Co.               489           14,884
   Central & Southwest Corp.                651           13,020
   CMS Energy Corp.                         354           11,040
   Consolidated Edison, Inc.                677           23,357
   Dominion Resources, Inc.                 583           22,883
   DTE Energy Co.                           444           13,931
   Duke Energy Corp.                      1,118           56,040
   Edison International                   1,064           27,864
   Enron Corp.                            2,187           97,048
   FirstEnergy Corp.                        716           16,244
   Florida Progress Corp.                   301           12,736
   FPL Group, Inc.                          549           23,504
   GPU, Inc.                                377      $    11,286
   New Century Energies, Inc.               353           10,722
   Niagara Mohawk Holdings, Inc.            574(a)         8,000
   Peco Energy Co.                          567           19,703
   Pinnacle West Capital Corp.              260            7,946
   PP&L Resources, Inc.                     439           10,042
   Public Service Enterprise Group, Inc.    671           23,359
   Reliant Energy, Inc.                     907           20,748
   Sempra Energy                            736           12,788
   Southern Co.                           2,056           48,316
   Texas Utilities Holdings Co.             844           30,015
   Unicom Corp.                             665           22,278

                                                         637,694
Electrical Industrial Apparatus (0.16%)
   Emerson Electric Co.                   1,327           76,137

Electronic Components &
Accessories (3.10%)
   Adaptec, Inc.                            312(a)        15,561
   Advanced Micro Devices, Inc.             451(a)        13,051
   Analog Devices, Inc.                     533(a)        49,569
   Intel Corp.                           10,205          839,999
   LSI Logic Corp.                          454(a)        30,645
   Micron Technology, Inc.                  824(a)        64,066
   Molex, Inc.                              479           27,153
   National Semiconductor Corp.             524(a)        22,434
   Solectron Corp.                          895(a)        85,137
   Texas Instruments, Inc.                2,450          237,344
   Xilinx, Inc.                             974(a)        44,286

                                                       1,429,245
Electronic Distribution Equipment (3.36%)
   General Electric Co.                  10,022        1,550,905

Engines & Turbines (0.04%)
   Briggs & Stratton Corp.                   71            3,807
   Brunswick Corp.                          282            6,275
   Cummins Engine Co., Inc.                 128            6,184

                                                          16,266
Fabricated Rubber Products, NEC (0.01%)
   Cooper Tire & Rubber Co.                 232            3,610

Family Clothing Stores (0.33%)
   Gap, Inc.                              2,615          120,290
   Nordstrom, Inc.                          423           11,077
   TJX Cos., Inc.                           947           19,354

                                                         150,721
Farm & Garden Machinery (0.07%)
   Deere & Co.                              715           31,013

Fats & Oils (0.05%)
   Archer Daniels Midland Co.             1,858           22,644

Federal & Federally Sponsored
Credit (0.69%)
   Federal National Mortgage
     Association                          3,131          195,492
   Freddie Mac                            2,123           99,914
   SLM Holdings Corp.                       486           20,533

                                                         315,939
Finance Services (0.03%)
   Cincinnati Financial Corp.               501           15,625

Fire, Marine & Casualty
Insurance (1.68%)
   Aetna, Inc.                              458      $    25,562
   Allstate Corp.                         2,460           59,040
   American International Group, Inc.     4,729          511,323
   Chubb Corp.                              537           30,240
   Cigna Corp.                              569           45,840
   Hartford Financial Services
     Group, Inc.                            677           32,073
   Loews Corp.                              324           19,663
   Progressive Corp.                        223           16,307
   SAFECO Corp.                             397            9,875
   St. Paul Cos., Inc.                      694           23,379

                                                         773,302
Forest Products (0.11%)
   Weyerhaeuser Co.                         717           51,490

Funeral Service & Crematories (0.01%)
   Service Corp. International              834            5,786

Furniture & Home Furnishings (0.03%)
   Bed Bath & Beyond, Inc.                  428(a)        14,873

Gas Production & Distribution (0.26%)
   Columbia Energy Group                    248           15,686
   Consolidated Natural Gas Co.             294           19,092
   Eastern Enterprises                       82            4,710
   Nicor, Inc.                              144            4,680
   Oneok Inc.                                97            2,437
   Paso Energy Corp.                        698           27,091
   Peoples Energy Corp.                     109            3,651
   Williams Cos., Inc.                    1,330           40,648

                                                         117,995
General Industrial Machinery (0.52%)
   Ingersoll-Rand Co.                       500           27,531
   Pall Corp.                               380            8,194
   Timken Co.                               190            3,883
   Tyco International Ltd.                5,158          200,517

                                                         240,125
Glass & Glassware, Pressed or
Blown (0.23%)
   Corning, Inc.                            748           96,445
   Owens-Illinois, Inc.                     459(a)        11,504

                                                         107,949
Gold & Silver Ores (0.11%)
   Barrick Gold Corp.                     1,204           21,296
   Homestake Mining Co.                     797            6,227
   Newmont Mining Corp.                     513           12,568
   Placer Dome, Inc.                        998           10,728

                                                          50,819
Grain Mill Products (0.27%)
   General Mills, Inc.                      928           33,176
   Kellogg Co.                            1,238           38,146
   Quaker Oats Co.                          410           26,906
   Ralston-Ralston Purina Group             991           27,624

                                                         125,852
Greeting Cards (0.01%)
   American Greetings Corp.                 197            4,654

Groceries & Related Materials (0.43%)
   Safeway, Inc.                          1,554(a)   $    55,264
   SUPERVALU, Inc.                          425            8,500
   SYSCO Corp.                            1,006           39,800
   Unilever NV                            1,746           95,048

                                                         198,612
Grocery Stores (0.23%)
   Albertson's, Inc.                      1,294           41,732
   Great Atlantic & Pacific Tea Co., Inc.   117            3,261
   Kroger Co.                             2,541(a)        47,961
   Winn-Dixie Stores, Inc.                  455           10,892

                                                         103,846
Hardware, Plumbing & Heating (0.00%)
   Water Pik Technologies, Inc.               1(a)             7

Health & Allied Services, NEC (0.01%)
   HEALTHSOUTH Corp.                      1,180(a)         6,343

Heavy Construction, Except
Highway (0.01%)
   Foster Wheeler Corp.                     125            1,110
   McDermott International, Inc.            182            1,649

                                                           2,759
Highway & Street Construction (0.12%)
   Halliburton Co.                        1,349           54,297

Hospitals (0.17%)
   Columbia/HCA Healthcare Corp.          1,721           50,447
   Humana, Inc.                             513(a)         4,200
   Tenet Healthcare Corp.                   952(a)        22,372

                                                          77,019
Hotels & Motels (0.10%)
   Hilton Hotels Corp.                    1,128           10,857
   Marriott International, Inc., Class A    762           24,051
   Mirage Resorts, Inc.                     590            9,034

                                                          43,942
Household Appliances (0.06%)
   Maytag Corp.                             258           12,384
   Whirlpool Corp.                          227           14,769

                                                          27,153
Household Furniture (0.03%)
   Leggett & Platt Inc.                     602           12,905

Industrial Inorganic Chemicals (0.36%)
   Air Products & Chemicals, Inc.           702           23,561
   Eastman Chemical Co.                     239           11,397
   Great Lakes Chemical Corp.               176            6,721
   Monsanto Co.                           1,938           69,041
   Praxair, Inc.                            488           24,553
   Union Carbide Corp.                      408           27,234
   W.R. Grace & Co.                         218(a)         3,025

                                                         165,532
Industrial Organic Chemicals (0.03%)
   International Flavors &
     Fragrances, Inc.                       321           12,118

Insurance Agents, Brokers &
Services (0.17%)
   Marsh & McLennan Cos., Inc.              815           77,985

Jewelry, Silverware & Plated Ware (0.01%)
   Jostens, Inc.                            104            2,529

Knitting Mills (0.00%)
   Russell Corp.                            102      $     1,708

Life Insurance (0.22%)
   American General Corp.                   755           57,286
   Jefferson-Pilot Corp.                    320           21,840
   Lincoln National Corp.                   597           23,880

                                                         103,006
Lumber & Construction Materials (0.01%)
   Crane Co.                                207            4,114
   Huttig Building Products, Inc.            46(a)           227

                                                           4,341
Lumber & Other Building
Materials (1.20%)
   Home Depot, Inc.                       7,032          482,132
   Lowe's Cos, Inc.                       1,167           69,728

                                                         551,860
Machinery, Equipment & Supplies (0.03%)
   Grainger (W.W.), Inc.                    286           13,674

Management & Public Relations (0.07%)
   Dun & Bradstreet Corp.                   493           14,544
   Fluor Corp.                              232           10,643
   Perkinelmer, Inc.                        140            5,836

                                                          31,023
Measuring & Controlling Devices (0.39%)
   Allergan, Inc.                           404           20,099
   Eaton Corp.                              225           16,341
   Johnson Controls, Inc.                   261           14,844
   KLA-Tencor Corp.                         275(a)        30,628
   Mallinckrodt, Inc.                       213            6,776
   Millipore Corp.                          138            5,330
   PE Corp.-PE Biosystems Group             315           37,899
   Tektronix, Inc.                          143            5,559
   Teradyne, Inc.                           524(a)        34,584
   Thermo Electron Corp.                    483(a)         7,245

                                                         179,305
Meat Products (0.07%)
   ConAgra, Inc.                          1,504           33,934

Medical Instruments & Supplies (0.68%)
   Bard (C.R.) Inc.                         157            8,321
   Baxter International, Inc.               889           55,840
   Becton, Dickinson & Co.                  766           20,491
   Biomet, Inc.                             344           13,760
   Boston Scientific Corp.                1,267(a)        27,716
   Guidant Corp.                            939(a)        44,133
   Medtronic, Inc.                        3,651          133,033
   St. Jude Medical, Inc.                   259(a)         7,948

                                                         311,242
Medical Services & Health
Insurance (0.35%)
   AFLAC, Inc                               814           38,410
   Aon Corp.                                784           31,360
   Conseco, Inc.                          1,002           17,911
   Torchmark Corp.                          402           11,683
   United Healthcare Corp.                  519      $    27,572
   Unumprovident Corp.                      731           23,438
   Wellpoint Health Networks, Inc.          194(a)        12,792

                                                         163,166
Men's & Boys' Furnishings (0.02%)
   V.F. Corp.                               364           10,920

Metal Cans & Shipping
Containers (0.03%)
   Ball Corp.                                93            3,662
   Crown Cork & Seal Co., Inc.              375            8,391

                                                          12,053
Metal Mining Services (0.02%)
   Freeport-McMoRan Cooper &
     Gold, Inc., Class B                    500(a)        10,563

Metalworking Machinery (0.05%)
   Black & Decker Corp.                     267           13,951
   Stanley Works                            272            8,194

                                                          22,145
Millwork, Plywood & Structural
Members  (0.06%)
   Georgia-Pacific Group                    522           26,492

Miscellaneous Amusement, Recreation
Service (0.02%)
   Harrahs Entertainment, Inc.              393(a)        10,390

Miscellaneous Converted Paper (0.34%)
   Avery Dennison Corp.                     344           25,069
   Bemis Company, Inc.                      160            5,580
   Minnesota Mining & Mfg. Co.            1,226          119,995
   Pactiv Corp.                             522(a)         5,546

                                                         156,190
Miscellaneous Fabricated Metal
Products (0.04%)
   Parker-Hannifin Corp.                    342           17,548

Miscellaneous Food & Kindred
Products (0.21%)
   Bestfoods                                852           44,783
   Campbell Soup Co.                      1,307           50,565

                                                          95,348
Miscellaneous Furniture &
Fixtures (0.05%)
   Newell Rubbermaid, Inc.                  864           25,056

Miscellaneous General Merchandise
Stores (0.01%)
   Consolidated Stores Corp.                337(a)         5,476

Miscellaneous Investing (0.13%)
   Cendant Corp.                          2,172(a)        57,694

Miscellaneous Manufacturers (0.01%)
   Armstrong World Industries, Inc.         123            4,105
   Nacco Industries, Inc.                    25            1,389

                                                           5,494
Miscellaneous Non-Metallic Mineral
Products (0.01%)
   Owens Corning                            168            3,245

Miscellanous Personal Financial
Services (0.03%)
   H&R Block, Inc.                          299      $    13,081

Miscellaneous Plastics Products,
NEC (0.04%)
   Sealed Air Corp.                         256(a)        13,264
   Tupperware Corp.                         176            2,981

                                                          16,245
Miscellaneous Shopping Goods
Stores (0.11%)
   Office Depot, Inc.                     1,005(a)        10,992
   Staples, Inc.                          1,419(a)        29,444
   Toys `R' Us, Inc.                        748(a)        10,706

                                                          51,142
Miscellaneous Transportation
Equipment (0.02%)
   Fleetwood Enterprises, Inc.              102            2,104
   FMC Corp.                                 93(a)         5,330

                                                           7,434
Mortgage Bankers & Brokers (0.02%)
   Countrywide Credit Industries, Inc.      346            8,737

Motion Picture Production &
Services (1.30%)
   Arner, Inc.                            3,930          284,679
   Viacom, Inc., Class B                  2,129(a)       128,672
   Walt Disney Co.                        6,299          184,246

                                                         597,597
Motor Vehicles & Equipment (0.93%)
   Dana Corp.                               502           15,028
   Delphi Automotive Systems Corp.        1,731           27,263
   Ford Motor Co.                         3,689          197,131
   General Motors Corp.                   1,955          142,104
   ITT Industries, Inc.                     269            8,995
   Navistar International Corp.             194(a)         9,191
   Paccar, Inc.                             240           10,635
   TRW, Inc                                 371           19,269

                                                         429,616
Motor Vehicles, Parts & Supplies (0.03%)
   Genuine Parts Co.                        543           13,473
   Pep Boys-Manny, Moe & Jack               161            1,469

                                                          14,942
Newspapers (0.39%)
   Dow Jones & Co., Inc.                    273           18,564
   Gannett Co.                              851           69,410
   Knight-Ridder, Inc.                      256           15,232
   New York Times Co., Class A              523           25,692
   Times Mirror Co., Class A                183           12,261
   Tribune Co.                              726           39,975

                                                         181,134
Non-Ferrous Rolling & Drawing (0.03%)
   Reynolds Metals Co.                      193           14,789

Nursing & Personal Care
Facilities (0.01%)
   Manor Care, Inc.                         315(a)         5,040

Oil & Gas Field Services (0.26%)
   Rowan Cos., Inc.                         255(a)         5,530
   Schlumberger Ltd.                      1,678           94,388
   Transocean Offshore, Inc.                303            9,923
   TransOcean Sedco Forex, Inc.             326           10,966

                                                         120,807
Operative Builders (0.02%)
   Centex Corp.                             182      $     4,493
   Pulte Corp.                              132            2,970

                                                           7,463
Opthalmic Goods (0.03%)
   Bausch & Lomb, Inc.                      176           12,045

Ordnance & Accessories, NEC (0.06%)
   Lockheed Martin Corp.                  1,211           26,491

Paints & Allied Products (0.02%)
   Sherwin-Williams Co.                     507           10,647

Paper Mills (0.34%)
   Fort James Corp.                         661           18,095
   Kimberly Clark Corp.                   1,663          108,511
   Potlatch Corp.                            89            3,971
   Westvaco Corp.                           307           10,016
   Willamette Industries, Inc.              342           15,882

                                                         156,475
Paperboard Containers & Boxes (0.02%)
   Temple-Inland, Inc.                      171           11,275

Personal Credit Institutions (0.67%)
   American Express Co.                   1,367          227,264
   Capital One Financial Corp.              602           29,009
   Household International Corp.          1,436           53,491

                                                         309,764
Petroleum Refining (3.64%)
   Amerada Hess Corp.                       277           15,720
   Ashland, Inc.                            221            7,279
   Atlantic Richfield Co.                   986           85,289
   Chevron Corp.                          2,005          173,683
   Coastal Corp.                            653           23,141
   Conoco, Inc., Class B                  1,913           47,586
   Exxon Mobil Corp.                     10,549          849,860
   Phillips Petroleum Co.                   775           36,425
   Royal Dutch Petroleum Co. ADR          6,550          395,866
   Sunoco, Inc.                             277            6,510
   Tosco Corp.                              440           11,962
   Unocal Corp.                             742           24,903

                                                       1,678,224
Photographic Equipment &
Supplies (0.24%)
   Eastman Kodak Co.                        964           63,865
   Polaroid Corp.                           136            2,559
   Xerox Corp.                            2,031           46,078

                                                         112,502
Plastic Materials & Synthetics (0.61%)
   Du Pont (E. I.) de Nemours             3,190          210,141
   Hercules, Inc.                           325            9,059
   PPG Industries, Inc.                     532           33,283
   Rohm & Haas Co.                          667           27,139

                                                         279,622
Plumbing & Heating, Except
Electric (0.08%)
   Masco Corp.                            1,365           34,637

Preserved Fruits & Vegetables (0.09%)
   Heinz (H.J.) Co.                       1,095           43,595

Primary Non-Ferrous Metals (0.34%)
   Alcan Aluminium  Ltd.                    669      $    27,555
   Alcoa, Inc.                            1,119           92,877
   Engelhard Corp.                          385            7,267
   Inco Ltd.                                588(a)        13,818
   Phelps Dodge Corp.                       248           16,640

                                                         158,157
Professional & Commercial
Equipment (0.01%)
   Ikon Office Solutions, Inc.              457            3,113

Pulp Mills (0.24%)
   Boise Cascade Corp.                      175            7,087
   Champion International Corp.             294           18,210
   International Paper Co.                1,265           71,393
   Mead Corp.                               313           13,596

                                                         110,286
Radio & Television Broadcasting (0.52%)
   CBS Corp.                              2,329(a)       148,910
   Clear Channel Communications, Inc.     1,035(a)        92,374

                                                         241,284
Radio, Television & Computer
Stores (0.19%)
   Best Buy, Inc.                           627(a)        31,467
   Circuit City Stores - Circuit City Group 621           27,984
   Tandy Corp.                              590           29,021

                                                          88,472
Railroads (0.30%)
   Burlington Northern Santa Fe Corp.     1,396           33,853
   CSX Corp.                                666           20,896
   Kansas City Southern Industries, Inc.    338           25,223
   Norfolk Southern Corp.                 1,166           23,903
   Union Pacific Corp.                      759           33,111

                                                         136,986
Research & Testing Services (0.01%)
   Quintiles Transnational Corp.            351(a)         6,559

Residential Building Construction (0.01%)
   Kaufman & Broad Home Corp.               147            3,556

Retail Stores, NEC (0.13%)
   Costco Wholesale Corp.                   678(a)        61,867

Rubber & Plastics Footwear (0.10%)
   Nike, Inc.                               855           42,376
   Reebok International Ltd.                172(a)         1,408

                                                          43,784
Sanitary Services (0.08%)
   Allied Waste Industries, Inc.            577(a)         5,085
   Waste Management, Inc.                 1,897           32,605

                                                          37,690
Savings Institutions (1.38%)
   Citigroup, Inc.                       10,299          572,238
   Golden West Financial Corp.              494           16,549
   Washington Mutual, Inc.                1,763           45,838

                                                         634,625
Sawmills & Planning Mills (0.01%)
   Louisiana Pacific Corp.                  329      $     4,688
Search & Navigation Equipment (0.06%)
   Raytheon Co., Class B                  1,035           27,492

Security & Commodity Services (0.08%)
   Franklin Resources, Inc.                 772           24,752
   Price (T. Rowe) Associates, Inc.         365           13,482

                                                          38,234
Security Brokers & Dealers (1.08%)
   Bear Stearns Cos., Inc.                  364           15,561
   Charles Schwab Corp.                   2,506           96,168
   Lehman Brothers Holdings, Inc.           367           31,080
   Merrill Lynch & Co., Inc.              1,132           94,522
   Morgan Stanley Dean Witter & Co.       1,701          242,818
   Paine Webber Group, Inc.                 436           16,922

                                                         497,071
Soap, Cleaners & Toilet Goods (1.38%)
   Alberto-Culver Co., Class B              171            4,414
   Avon Products, Inc.                      740           24,420
   Clorox Co.                               723           36,421
   Colgate-Palmolive Co.                  1,779          115,635
   Ecolab, Inc.                             396           15,493
   Procter & Gamble Co.                   4,014          439,784

                                                         636,167
Special Industry Machinery (0.32%)
   Applied Materials, Inc.                1,156(a)       146,451
   Milacron, Inc.                           113            1,737

                                                         148,188
Sugar & Confectionery Products (0.11%)
   Hershey Foods Corp.                      423           20,092
   Wrigley (Wm.) Jr. Co.                    354           29,360

                                                          49,452
Surety Insurance (0.08%)
   MBIA, Inc.                               306           16,161
   MGIC Investment Corp.                    323           19,440

                                                          35,601
Telephone Communication (6.24%)
   Alltel Corp.                             959           79,297
   AT&T Corp.                             9,760          495,320
   Bell Atlantic Corp.                    4,743          291,991
   BellSouth Corp.                        5,749          269,125
   Centurytel, Inc.                         427           20,229
   Global Crossing Ltd.                   2,318(a)       115,900
   GTE Corp.                              2,968          209,430
   MCI Worldcom, Inc                      8,670(a)       460,052
   SBC Communications, Inc.              10,420          507,975
   Sprint Corp.                           2,662          179,186
   Sprint PCS Group                       1,316(a)       134,890
   U.S. West, Inc.                        1,543          111,096

                                                       2,874,491
Tires & Inner Tubes (0.03%)
   Goodyear Tire & Rubber Co.               478           13,474

Toys & Sporting Goods (0.06%)
   Hasbro, Inc.                             596           11,361
   Mattel, Inc.                           1,288           16,905

                                                          28,266
Variety Stores (0.29%)
   Dayton-Hudson Corp.                    1,346      $    98,847
   Dollar General Corp.                     812           18,473
   Kmart Corp.                            1,513(a)        15,224

                                                         132,544
Water Transportation of
Passengers (0.20%)
   Carnival Corp.                         1,884           90,079

Women's & Misses' Outerwear (0.01%)
   Liz Claiborne, Inc.                      181            6,810

Women's Clothing Stores (0.06%)
   Limited, Inc.                            655           28,370


                            Total Common Stocks       37,629,140


                                       Principal
                                        Amount          Value


Commercial Paper (13.37%)

Federal & Federally Sponsored
Credit (17.37%)
   Investment in Joint Trade Account,
     Federal Home Loan Mortgage Corp.;
     1.50%; 1/3/2000                 $8,004,133      $ 8,004,133


           Total Portfolio Investments (99.01%)       45,633,273

Cash and receivables, net of liabilities (0.99%)         455,049


                     Total Net Assets (100.00%)      $46,088,322



(a) Non-income producing security - No dividend paid during the past twelve months.


UTILITIES ACCOUNT


                                        Shares
                                         Held           Value


Common Stocks (94.20%)

Combination Utility Services (10.18%)
   Citizens Utilities Co.                50,596(a)   $   717,831
   Constellation Energy Group, Inc.      24,400          707,600
   Montana Power Co.                     11,200          403,900
   Nisource, Inc.                        21,700          387,888
   Scana Corp.                           11,000          295,625
   Utilicorp United, Inc.                31,400          610,337

                                                       3,123,181
Electric Services (44.92%)
   AES Corp.                             12,400(a)       926,900
   Allegheny Energy                      17,400          468,712
   Avista Corp.                          27,700          427,619
   Carolina Power & Light Co.             7,500          228,281
   CMS Energy Corp.                      16,100          502,119
   DQE, Inc.                             13,000          450,125
   Duke Energy Corp.                     12,400          621,550
   Edison International                  22,900          599,694
   Enron Corp.                           22,900        1,016,188
   Firstenergy Corp.                     25,000      $   567,187
   FPL Group, Inc.                       20,600          881,938
   GPU, Inc.                             15,300          458,044
   Ipalco Enterprises, Inc.              21,300          363,431
   MidAmerican Energy Holdings Co.       18,100          609,744
   Niagara Mohawk Holdings, Inc.         55,000(a)       766,562
   Peco Energy Co.                       26,500          920,875
   Pinnacle West Capital Corp.           25,600          782,400
   Potomac Electric Power Co.            24,300          557,381
   Reliant Energy, Inc.                  28,500          651,937
   Scottish Power PLC ADR                15,298          428,344
   Southern Co.                          19,600          460,600
   Texas Utilities Holdings              17,100          608,119
   TNP Enterprises, Inc.                 11,800          486,750

                                                      13,784,500
Gas Production & Distribution (1.07%)
   New Jersey Resources Corp.             4,900          191,406
   Peoples Energy Corp.                   4,100          137,350

                                                         328,756
Holding Offices (2.02%)
   Nstar                                 15,300          619,650

Telephone Communication (36.01%)
   AT&T Corp.                            21,400        1,086,050
   Bell Atlantic                         21,000        1,292,812
   BellSouth Corp.                       29,500        1,380,969
   GTE Corp.                             16,100        1,136,056
   MCI Worldcom, Inc.                    25,745(a)     1,366,068
   Omnipoint Corp.                        4,200(a)       506,625
   RCN Corp.                             16,100(a)       780,850
   SBC Communications, Inc.              26,076        1,271,205
   Sprint Corp.                          19,000        1,278,937
   U.S. West, Inc.                       13,200          950,400

                                                      11,049,972


                            Total Common Stocks       28,906,059


                                       Principal
                                        Amount          Value


Bond (1.18%)

Motion Picture Production &
Services (1.18%)
   Liberty Media Group Convertible
     Bond; 4.00%; 11/15/2029          $ 288,000(b)   $   361,440

Commercial Paper (3.67%)

Federal & Federally Sponsored
Credit (3.67%)
   Investment in Joint Trade Account,
     Federal Home Loan Bank System;
     1.50%; 1/3/2000                  1,126,344        1,126,344


           Total Portfolio Investments (99.05%)        30,393,843

Cash and receivables, net of liabilities (0.95%)         290,303

                     Total Net Assets (100.00%)      $30,684,146


(a) Non-income producing security - No dividend paid during the past twelve months.
(b)  Restricted security - See Note 4 to the financial statements.

FINANCIAL HIGHLIGHTS

PRINCIPAL VARIABLE CONTRACTS FUND, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

AGGRESSIVE GROWTH ACCOUNT(a)                                   1999         1998         1997         1996        1995
-------------------------                                      ------------------------------         ----        ----
Net Asset Value, Beginning of Period...................      $18.33       $16.30       $14.52       $12.94      $10.11
Income from Investment Operations:
   Net Investment Income (Operating Loss)..............       (.01)          .04          .04          .11         .13
   Net Realized and Unrealized Gain on Investments.....        7.17         2.99         4.26         3.38        4.31

                       Total from Investment Operations        7.16         3.03         4.30         3.49        4.44

Less Dividends and Distributions:
   Dividends from Net Investment Income................         --         (.04)        (.04)        (.11)       (.13)
   Distributions from Capital Gains....................      (1.60)        (.96)       (2.48)       (1.80)      (1.48)

                      Total Dividends and Distributions      (1.60)       (1.00)       (2.52)       (1.91)      (1.61)

Net Asset Value, End of Period.........................      $23.89       $18.33       $16.30       $14.52      $12.94


Total Return...........................................      39.50%       18.95%       30.86%       28.05%      44.19%

Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............    $379,062     $224,058     $149,182      $90,106     $33,643
   Ratio of Expenses to Average Net Assets.............        .77%         .78%         .82%         .85%        .90%
   Ratio of Net Investment Income (Operating Loss) to
     Average Net Assets................................      (.08)%         .22%         .29%        1.05%       1.34%
   Portfolio Turnover Rate.............................       89.6%       155.6%       172.6%       166.9%      172.9%

ASSET ALLOCATION ACCOUNT(a)                                    1999         1998         1997         1996        1995
------------------------                                       ------------------------------         ----        ----
Net Asset Value, Beginning of Period...................      $12.30       $11.94       $11.48       $11.11       $9.79
Income from Investment Operations:
   Net Investment Income...............................         .35          .31          .30          .36         .40
   Net Realized and Unrealized Gain on Investments.....        2.00          .76         1.72         1.06        1.62

                       Total from Investment Operations        2.35         1.07         2.02         1.42        2.02
Less Dividends and Distributions:
   Dividends from Net Investment Income................       (.35)        (.31)        (.30)        (.36)       (.40)
   Distributions from Capital Gains....................      (1.07)        (.40)       (1.26)        (.69)       (.30)

                      Total Dividends and Distributions      (1.42)        (.71)       (1.56)       (1.05)       (.70)

Net Asset Value, End of Period.........................      $13.23       $12.30       $11.94       $11.48      $11.11


Total Return...........................................      19.49%        9.18%       18.19%       12.92%      20.66%

Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............     $89,711      $84,089      $76,804      $61,631     $41,074
   Ratio of Expenses to Average Net Assets.............        .85%         .89%         .89%         .87%        .89%
   Ratio of Net Investment Income to Average Net Assets       2.50%        2.51%        2.55%        3.45%       4.07%
   Portfolio Turnover Rate.............................       86.7%       162.7%       131.6%       108.2%       47.1%

BALANCED ACCOUNT(a)                                            1999         1998         1997         1996        1995
----------------   --------------------------------------------------------------------------         ----        ----
Net Asset Value, Beginning of Period...................      $16.25       $15.51       $14.44       $13.97      $11.95
Income from Investment Operations:
   Net Investment Income...............................         .56          .49          .46          .40         .45
   Net Realized and Unrealized Gain (Loss) on Investments      (.19)        1.33         2.11         1.41        2.44

                       Total from Investment Operations         .37         1.82         2.57         1.81        2.89

Less Dividends and Distributions:
   Dividends from Net Investment Income................       (.57)        (.49)        (.45)        (.40)       (.45)
   Distributions from Capital Gains....................       (.62)        (.59)       (1.05)        (.94)       (.42)
   Excess Distributions from Capital Gains(d)..........       (.02)        --            --          --            --

                      Total Dividends and Distributions      (1.21)       (1.08)       (1.50)       (1.34)       (.87)

Net Asset Value, End of Period.........................      $15.41       $16.25       $15.51       $14.44      $13.97


Total Return...........................................       2.40%       11.91%       17.93%       13.13%      24.58%

Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............    $209,747     $198,603     $133,827      $93,158     $45,403
   Ratio of Expenses to Average Net Assets.............        .58%         .59%         .61%         .63%        .66%
   Ratio of Net Investment Income to Average Net Assets       3.36%       3.37%         3.26%        3.45%       4.12%
   Portfolio Turnover Rate.............................       21.7%        24.2%        69.7%        22.6%       25.7%



See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

BLUE CHIP ACCOUNT                                              1999(e)
-----------------                                              ----
Net Asset Value, Beginning of Period...................      $10.15
Income from Investment Operations:
   Net Investment Income...............................         .08
   Net Realized and Unrealized Gain on Investments.....         .24

                       Total from Investment Operations         .32
Less Dividends from Net Investment Income..............       (.09)

Net Asset Value, End of Period.........................      $10.38



Total Return...........................................       1.15%(b)
Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............      $6,453
   Ratio of Expenses to Average Net Assets.............        .69%(c)
   Ratio of Net Investment Income to Average Net Assets       1.33%(c)
   Portfolio Turnover Rate.............................       16.2%(c)

BOND ACCOUNT(a)                                                1999         1998         1997         1996        1995
------------                                                   ------------------------------         ----        ----
Net Asset Value, Beginning of Period...................      $12.02       $11.78       $11.33       $11.73      $10.12
Income from Investment Operations:
   Net Investment Income...............................         .81          .66          .76          .68         .62
   Net Realized and Unrealized Gain (Loss) on Investments     (1.12)         .25          .44         (.40)       1.62

                       Total from Investment Operations       (.31)          .91         1.20          .28        2.24

Less Dividends and Distributions:
   Dividends from Net Investment Income................       (.82)        (.66)        (.75)        (.68)       (.63)
   Excess Distributions from Capital Gains(d)..........         --         (.01)        --            --           --

                      Total Dividends and Distributions       (.82)        (.67)        (.75)        (.68)       (.63)

Net Asset Value, End of Period.........................      $10.89       $12.02       $11.78       $11.33      $11.73


Total Return...........................................     (2.59)%        7.69%       10.60%        2.36%      22.17%

 Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............    $125,067     $121,973      $81,921      $63,387     $35,878
   Ratio of Expenses to Average Net Assets.............        .50%         .51%         .52%         .53%        .56%
   Ratio of Net Investment Income to Average Net Assets       6.78%        6.41%        6.85%        7.00%       7.28%
   Portfolio Turnover Rate.............................       40.1%        26.7%         7.3%         1.7%        5.9%

CAPITAL VALUE ACCOUNT(a)                                       1999         1998         1997         1996        1995
---------------------                                          ------------------------------         ----        ----
Net Asset Value, Beginning of Period...................      $37.19       $34.61       $29.84       $27.80      $23.44
Income from Investment Operations:
   Net Investment Income...............................         .78          .71          .68          .57         .60
   Net Realized and Unrealized Gain (Loss) on Investments     (2.41)        3.94         7.52         5.82        6.69

                       Total from Investment Operations      (1.63)         4.65         8.20         6.39        7.29

Less Dividends and Distributions:
   Dividends from Net Investment Income................       (.80)        (.71)        (.67)        (.58)       (.60)
   Distributions from Capital Gains....................      (3.13)       (1.36)       (2.76)       (3.77)      (2.33)
   Excess Distributions from Capital Gains(d)..........       (.89)        --            --          --           --

                      Total Dividends and Distributions      (4.82)       (2.07)       (3.43)       (4.35)      (2.93)

Net Asset Value, End of Period.........................      $30.74       $37.19       $34.61       $29.84      $27.80


Total Return...........................................     (4.29)%       13.58%       28.53%       23.50%      31.91%

Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............    $367,927     $385,724     $285,231      $205,019    $135,640
   Ratio of Expenses to Average Net Assets.............        .43%         .44%         .47%         .49%        .51%

   Ratio of Net Investment Income to Average Net Assets       2.05%        2.07%        2.13%        2.06%       2.25%
   Portfolio Turnover Rate.............................       43.4%        22.0%        23.4%        48.5%       49.2%


Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

GOVERNMENT SECURITIES ACCOUNT(a)                               1999         1998         1997         1996        1995
-----------------------------                                  ------------------------------         ----        ----
Net Asset Value, Beginning of Period...................      $11.01       $10.72       $10.31       $10.55       $9.38
Income from Investment Operations:
   Net Investment Income...............................         .71          .60          .66          .59         .60
   Net Realized and Unrealized Gain (Loss) on Investments      (.74)         .28          .41         (.24)       1.18

                       Total from Investment Operations       (.03)          .88         1.07          .35        1.78

Less Dividends from Net Investment Income..............       (.72)        (.59)        (.66)        (.59)       (.61)

Net Asset Value, End of Period.........................      $10.26       $11.01       $10.72       $10.31      $10.55


Total Return...........................................      (.29)%        8.27%       10.39%        3.35%      19.07%

Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............    $137,787     $141,317      $94,322      $85,100     $50,079
   Ratio of Expenses to Average Net Assets.............        .50%         .50%         .52%         .52%        .55%
   Ratio of Net Investment Income to Average Net Assets       6.16%        6.15%        6.37%        6.46%       6.73%
   Portfolio Turnover Rate.............................       19.7%        11.0%         9.0%         8.4%        9.8%

GROWTH ACCOUNT(a)                                              1999         1998         1997         1996        1995
--------------                                                 ------------------------------         ----        ----
Net Asset Value, Beginning of Period...................      $20.46       $17.21       $13.79       $12.43      $10.10
Income from Investment Operations:
   Net Investment Income...............................         .14          .21          .18          .16         .17
   Net Realized and Unrealized Gain on Investments.....        3.20         3.45         3.53         1.39        2.42

                       Total from Investment Operations        3.34         3.66         3.71         1.55        2.59

Less Dividends and Distributions:
   Dividends from Net Investment Income................       (.14)        (.21)        (.18)        (.16)       (.17)
   Distributions from Capital Gains....................       (.10)        (.20)        (.10)        (.03)       (.09)
   Excess Distributions from Capital Gains(d)..........         --           --         (.01)         --           --

                      Total Dividends and Distributions       (.24)        (.41)        (.29)        (.19)       (.26)

Net Asset Value, End of Period.........................      $23.56       $20.46       $17.21       $13.79      $12.43


Total Return...........................................      16.44%       21.36%       26.96%       12.51%      25.62%

Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............    $345,882     $259,828     $168,160      $99,612     $42,708
   Ratio of Expenses to Average Net Assets.............        .45%         .48%         .50%         .52%        .58%
   Ratio of Net Investment Income to Average Net Assets        .67%        1.25%        1.34%        1.61%       2.08%
   Portfolio Turnover Rate.............................       65.7%         9.0%        15.4%         2.0%        6.9%

HIGH YIELD ACCOUNT(a)                                          1999         1998         1997         1996        1995
------------------                                             ------------------------------         ----        ----
Net Asset Value, Beginning of Period...................       $8.06        $8.90        $8.72        $8.39       $7.91
Income from Investment Operations:
   Net Investment Income...............................         .72          .80          .76          .80         .76
   Net Realized and Unrealized Gain (Loss) on Investments      (.58)        (.85)         .18          .30         .51

                       Total from Investment Operations         .14        (.05)          .94         1.10        1.27

Less Dividends and Distributions:
   Dividends from Net Investment Income................       (.72)        (.79)        (.76)        (.77)       (.77)
   Excess Distributions from Net Investment Income (d).       (.04)         --           --           --         (.02)

                      Total Dividends and Distributions       (.76)        (.79)        (.76)        (.77)       (.79)

Net Asset Value, End of Period.........................       $7.44        $8.06        $8.90        $8.72       $8.39


Total Return...........................................       1.76%       (.56)%       10.75%       13.13%      16.08%

Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............     $13,678      $14,043      $15,837      $13,740     $11,830
   Ratio of Expenses to Average Net Assets.............        .67%         .68%         .68%         .70%        .73%
   Ratio of Net Investment Income to Average Net Assets       8.52%        8.68%        8.50%        9.21%       9.09%
   Portfolio Turnover Rate.............................       93.8%        87.8%        32.0%        32.0%       35.1%



See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

INTERNATIONAL ACCOUNT(a)                                       1999         1998         1997         1996        1995
---------------------                                          ------------------------------         ----        ----
Net Asset Value, Beginning of Period...................      $14.51       $13.90       $13.02       $10.72       $9.56
Income from Investment Operations:
   Net Investment Income...............................         .48          .26          .23          .22         .19
   Net Realized and Unrealized Gain on Investments.....        3.14         1.11         1.35         2.46        1.16

                       Total from Investment Operations        3.62         1.37         1.58         2.68        1.35
Less Dividends and Distributions:
   Dividends from Net Investment Income................       (.47)        (.25)        (.23)        (.22)       (.18)
   Distributions from Capital Gains....................      (1.46)        (.51)        (.47)        (.16)       (.01)
   Excess Distributions from Capital Gains(d)..........       (.25)        --           --           --           --

                      Total Dividends and Distributions      (2.18)        (.76)        (.70)        (.38)       (.19)

Net Asset Value, End of Period.........................      $15.95       $14.51       $13.90       $13.02      $10.72


Total Return...........................................      25.93%        9.98%       12.24%       25.09%      14.17%

Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............    $197,235     $153,588     $125,289      $71,682     $30,566
   Ratio of Expenses to Average Net Assets.............        .78%         .77%         .87%         .90%        .95%
   Ratio of Net Investment Income to Average Net Assets       3.11%        1.80%        1.92%        2.28%       2.26%
   Portfolio Turnover Rate.............................       65.5%        33.9%        22.7%        12.5%       15.6%

INTERNATIONAL SMALLCAP ACCOUNT                                 1999         1998(f)
------------------------------                                 -----------------
Net Asset Value, Beginning of Period...................       $9.00        $9.97
Income from Investment Operations:
   Net Investment Income (Operating Loss)..............       (.02)          .01
   Net Realized and Unrealized Gain (Loss) on Investments     8.41          (.95)

                       Total from Investment Operations        8.39        (.94)
Less Dividends and Distributions:
   Dividends from Net Investment Income................          --         (.03)
   Distributions from Capital Gains....................       (.73)           --

Net Asset Value, End of Period.........................      $16.66        $9.00


Total Return...........................................      93.81%     (10.37)%(b)
Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............     $40,040      $13,075
   Ratio of Expenses to Average Net Assets.............       1.32%        1.34%(c)
   Ratio of Net Investment Income (Operating Loss) to
     Average Net Assets................................      (.28)%         .24%(c)
   Portfolio Turnover Rate.............................      241.2%        60.3%(c)

LARGECAP GROWTH ACCOUNT                                        1999(e)
-----------------------                                        ----
Net Asset Value, Beginning of Period...................       $9.93
Income from Investment Operations:
   Net Investment Income (Operating Loss)(g)...........        (.03)
   Net Realized and Unrealized Gain (Loss) on Investments      3.36

                       Total from Investment Operations        3.33

Net Asset Value, End of Period.........................      $13.26


Total Return...........................................      32.47%(b)
Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............      $7,045
   Ratio of Expenses to Average Net Assets(g)..........       1.16%(c)
   Ratio of Net Investment Income (Operating Loss) to
     Average Net Assets................................      (.47)%(c)
   Portfolio Turnover Rate.............................       39.6%(c)



FINANCIAL HIGHLIGHTS (Continued)

PRINCIPAL VARIABLE CONTRACTS FUND, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

MICROCAP ACCOUNT                                               1999         1998(f)
----------------                                               -----------------
Net Asset Value, Beginning of Period...................       $8.17       $10.04
Income from Investment Operations:
   Net Investment Income(g)............................         .02          .03
   Net Realized and Unrealized Gain (Loss) on Investments      (.11)       (1.86)

                       Total from Investment Operations        (.09)       (1.83)
Less Dividends from Net Investment Income..............        (.01)        (.04)

Net Asset Value, End of Period.........................        $8.07        $8.17


Total Return...........................................     (1.07)%     (18.42)%(b)
Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............      $6,418       $5,384
   Ratio of Expenses to Average Net Assets(g)..........       1.06%        1.38%(c)
   Ratio of Net Investment Income to Average Net Assets       0.22%        0.57%(c)
   Portfolio Turnover Rate.............................       88.9%        55.3%(c)

MIDCAP ACCOUNT(a)                                              1999         1998         1997         1996        1995
--------------                                                 ------------------------------         ----        ----
Net Asset Value, Beginning of Period...................      $34.37       $35.47       $29.74       $25.33      $19.97
Income from Investment Operations:
   Net Investment Income...............................         .12          .22          .24          .22         .22
   Net Realized and Unrealized Gain on Investments.....        4.20          .94         6.48         5.07        5.57

                       Total from Investment Operations        4.32         1.16         6.72         5.29        5.79

Less Dividends and Distributions:
   Dividends from Net Investment Income................       (.12)        (.22)        (.23)        (.22)       (.22)
   Distributions from Capital Gains....................      (1.67)       (2.04)        (.76)        (.66)       (.21)

                      Total Dividends and Distributions      (1.79)       (2.26)        (.99)        (.88)       (.43)

Net Asset Value, End of Period.........................      $36.90       $34.37       $35.47       $29.74      $25.33


Total Return...........................................      13.04%        3.69%       22.75%       21.11%      29.01%

Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............    $262,350     $259,470     $224,630     $137,161     $58,520
   Ratio of Expenses to Average Net Assets.............        .61%         .62%         .64%         .66%        .70%
   Ratio of Net Investment Income to Average Net Assets        .32%         .63%         .79%        1.07%       1.23%
   Portfolio Turnover Rate.............................       79.6%        26.9%         7.8%         8.8%       13.1%

MIDCAP GROWTH ACCOUNT                                          1999         1998(f)
---------------------                                          -----------------
Net Asset Value, Beginning of Period...................       $9.65        $9.94
Income from Investment Operations:
   Net Investment Income (Operating Loss)(g)...........         .02        (.01)
   Net Realized and Unrealized Gain (Loss) on Investments      1.01        (.28)

                       Total from Investment Operations        1.03        (.29)
Less Dividends from Net Investment Income..............       (.02)          --

Net Asset Value, End of Period.........................      $10.66        $9.65



Total Return...........................................      10.67%      (3.40%)(b)
Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............     $14,264       $8,534
   Ratio of Expenses to Average Net Assets(g)..........        .96%        1.27%(c)
   Ratio of Net Investment Income (Operating Loss) to
     Average Net Assets................................        .26%       (.14)%(c)
   Portfolio Turnover Rate.............................       74.1%        91.9%(c)



See accompanying notes.


Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

MIDCAP VALUE ACCOUNT                                           1999(e)
--------------------                                           ----
Net Asset Value, Beginning of Period...................      $10.09
Income from Investment Operations:
   Net Investment Income(g)............................         .02
   Net Realized and Unrealized Gain on Investments.....        1.24

                       Total from Investment Operations        1.26
Less Dividends and Distributions:
   Dividends from Net Investment Income................       (.02)
   Distributions from Capital Gains....................       (.22)

                 Total from Dividends and Distributions       (.24)

Net Asset Value, End of Period.........................      $11.11


Total Return...........................................      10.24%(b)
Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............      $5,756
   Ratio of Expenses to Average Net Assets(g)..........       1.19%(c)
   Ratio of Net Investment Income to Average Net Assets        .30%(c)
   Portfolio Turnover Rate.............................      154.0%(c)

MONEY MARKET ACCOUNT(a)                                        1999         1998         1997         1996        1995
--------------------                                           ------------------------------         ----        ----
Net Asset Value, Beginning of Period...................      $1.000       $1.000       $1.000       $1.000      $1.000
Income from Investment Operations:
   Net Investment Income...............................        .048         .051         .051         .049        .054

Less Dividends from Net Investment Income..............      (.048)       (.051)       (.051)       (.049)      (.054)

Net Asset Value, End of Period.........................      $1.000       $1.000       $1.000       $1.000      $1.000


Total Return...........................................       4.84%        5.20%        5.04%        5.07%       5.59%

Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............    $120,924      $83,263      $47,315      $46,244     $32,670
   Ratio of Expenses to Average Net Assets.............        .52%         .52%         .55%         .56%        .58%
   Ratio of Net Investment Income to Average Net Assets       4.79%        5.06%        5.12%        5.00%       5.32%

REAL ESTATE ACCOUNT                                            1999         1998(f)
-------------------                                            -----------------
Net Asset Value, Beginning of Period...................       $9.07       $10.01
Income from Investment Operations:
   Net Investment Income...............................         .43          .32
   Net Realized and Unrealized Gain (Loss) on Investments      (.85)        (.97)

                       Total from Investment Operations       (.42)        (.65)

Less Dividends from Net Investment Income..............       (.45)        (.29)

Net Asset Value, End of Period.........................       $8.20        $9.07


Total Return...........................................     (4.48)%      (6.56)%(b)
Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............     $10,560      $10,909
   Ratio of Expenses to Average Net Assets.............        .99%        1.00%(c)
   Ratio of Net Investment Income to Average Net Assets       4.92%        5.40%(c)
   Portfolio Turnover Rate.............................      101.9%         5.6%(c)


Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):


SMALLCAP ACCOUNT                                               1999         1998(f)
----------------                                               -----------------
Net Asset Value, Beginning of Period...................       $8.21       $10.27
Income from Investment Operations:
   Net Investment Income...............................         --           --
   Net Realized and Unrealized Gain (Loss) on Investments      3.52       (2.06)

                       Total from Investment Operations        3.52       (2.06)
Less Distributions from Capital Gains..................       (.99)          --

Net Asset Value, End of Period.........................      $10.74        $8.21



Total Return...........................................      43.58%     (20.51)%(b)
Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............     $26,110      $12,094
   Ratio of Expenses to Average Net Assets.............        .91%         .98%(c)
   Ratio of Net Investment Income (Operating Loss) to
     Average Net Assets................................        .05%       (.05)%(c)
   Portfolio Turnover Rate.............................      111.1%        45.2%(c)

SMALLCAP GROWTH ACCOUNT                                        1999         1998(f)
-----------------------                                        -----------------
Net Asset Value, Beginning of Period...................      $10.10        $9.84
Income from Investment Operations:
   Net Investment Income (Operating Loss)(g)...........        (.05)        (.04)
   Net Realized and Unrealized Gain on Investments.....        9.70          .30

                       Total from Investment Operations        9.65          .26
Less Distributions from Capital Gains..................       (.19)          --

Net Asset Value, End of Period.........................      $19.56       $10.10


Total Return...........................................      95.69%        2.96%(b)
Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............     $39,675       $8,463
   Ratio of Expenses to Average Net Assets(g)..........       1.05%        1.31%(c)
   Ratio of Net Investment Income (Operating Loss) to
     Average Net Assets................................      (.61)%       (.80)%(c)
   Portfolio Turnover Rate.............................       98.0%       166.5%(c)

SMALLCAP VALUE ACCOUNT                                         1999         1998(f)
----------------------                                         -----------------
Net Asset Value, Beginning of Period...................       $8.34        $9.84
Income from Investment Operations:
   Net Investment Income(g)............................         .06          .03
   Net Realized and Unrealized Gain (Loss) on Investments      1.72       (1.50)

                       Total from Investment Operations        1.78       (1.47)
Less Dividends from Net Investment Income..............       (.06)        (.03)

Net Asset Value, End of Period.........................      $10.06        $8.34



Total Return...........................................      21.45%     (15.06)%(b)
Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............     $11,080       $6,895
   Ratio of Expenses to Average Net Assets(g)..........       1.16%        1.56%(c)
   Ratio of Net Investment Income to Average Net Assets        .82%         .73%(c)
   Portfolio Turnover Rate.............................       89.7%        53.4%(c)


See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout the periods ended December 31 (except as noted):

STOCK INDEX 500 ACCOUNT                                        1999(e)
-----------------------                                        ----
Net Asset Value, Beginning of Period...................       $9.83
Income from Investment Operations:
   Net Investment Income(g)............................         .06
   Net Realized and Unrealized Gain on Investments.....         .97

                       Total from Investment Operations        1.03
Less Dividends and Distributions:
   Dividends from Net Investment Income................       (.07)
   Distributions from Capital Gains....................       (.08)

                 Total from Dividends and Distributions       (.15)

Net Asset Value, End of Period.........................      $10.71


Total Return...........................................       8.93%(b)
Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............      46,088
   Ratio of Expenses to Average Net Assets(g)..........        .40%(c)
   Ratio of Net Investment Income to Average Net Assets       1.41%(c)
   Portfolio Turnover Rate.............................        3.8%(c)

UTILITIES ACCOUNT                                              1999         1998(f)
-----------------                                              -----------------
Net Asset Value, Beginning of Period...................      $10.93        $9.61
Income from Investment Operations:
   Net Investment Income...............................         .23          .15
   Net Realized and Unrealized Gain on Investments.....         .02         1.35

                       Total from Investment Operations         .25         1.50
Less Dividends and Distributions:
   Dividends from Net Investment Income................       (.23)        (.18)
   Distributions from Captial Gains....................       (.05)          --

                      Total Dividends and Distributions       (.28)        (.18)

Net Asset Value, End of Period.........................      $10.90       $10.93



Total Return...........................................       2.29%       15.36%(b)
Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............     $30,684      $18,298
   Ratio of Expenses to Average Net Assets.............        .64%         .69%(c)
   Ratio of Net Investment Income to Average Net Assets       2.52%        2.93%(c)
   Portfolio Turnover Rate.............................       23.0%         9.5%(c)



Notes to Financial Highlights

(a) Effective January 1, 1998 the following mutual funds were reorganized into the Principal Variable Contracts Fund, Inc. as follows:

           Former Fund Name                      Current Account Name
   Principal Aggressive Growth Fund, Inc.       Aggressive Growth Account
   Principal Asset Allocation Fund, Inc.        Asset Allocation Account
   Principal Balanced Fund, Inc.                Balanced Account
   Principal Bond Fund, Inc.                    Bond Account
   Principal Capital Accumulation Fund, Inc.    Capital Value Account
   Principal Government Securities Fund, Inc.   Government Securities Account
   Principal Growth Fund, Inc.                  Growth Account
   Principal High Yield Fund, Inc.              High Yield Account
   Principal World Fund, Inc.                   International Account
   Principal Emerging Growth Fund, Inc.         MidCap Account
   Principal Money Market Fund, Inc.            Money Market Account

(b) Total return amounts have not been annualized.

(c) Computed on an annualized basis.

(d) Dividends and distributions which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains on investments. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as tax return of capital distributions.

(e) Period from May 1, 1999, date shares first offered to the public, through December 31, 1999. Per share net investment income and realized and unrealized gains (losses) for the period from the initial purchase of shares through April 30, 1999, were recognized as follows, none of which was distributed to the sole shareholder, Principal Life Insurance Company, during the period. This represents activities of each account prior to the initial public offering.

                                                           Date                        Net                   Per Share Realized
                                                        Operations                 Investment                  and Unrealized
                     Account                             Commenced                   Income                    Gains (Losses)

         Blue Chip Account                            April 15, 1999                   $.01                       $.14
         LargeCap Growth Account                      April 15, 1999                    --                        (.07)
         MidCap Value Account                         April 22, 1999                    --                         .09
         Stock Index 500 Account                      April 22, 1999                    .01                       (.18)

(f) Period from May 1, 1998, date shares first offered to the public, through December 31, 1998. Per share net investment income and realized and unrealized gains (losses) for the period from the initial purchase of shares through April 30, 1998, were recognized as follows, none of which was distributed to the sole shareholder, Principal Life Insurance Company, during the period. This represents activities of each account prior to the initial public offering.

                                                           Date                        Net               Per Share Realized
                                                        Operations                 Investment              and Unrealized
                     Account                             Commenced                   Income                Gains (Losses)

         International SmallCap Account               April 16, 1998                   $.02                    $(.05)
         MicroCap Account                              April 9, 1998                    .01                      .03
         MidCap Growth Account                        April 23, 1998                    .01                     (.07)
         Real Estate Account                          April 23, 1998                    .01                      --
         SmallCap Account                              April 9, 1998                    --                       .27
         SmallCap Growth Account                       April 2, 1998                    --                      (.16)
         SmallCap Value Account                       April 16, 1998                    .01                     (.17)
         Utilities Account                             April 2, 1998                    .04                     (.43)

(g) Without the Manager's voluntary waiver of a portion of certain of its expenses (see Note 3 to the financial statements) for the periods indicated, the following accounts would have had per share net investment income and the ratios of expenses to average net assets as shown:

                                                                          Per Share           Ratio of Expenses
                                                Periods Ended          Net Investment           to Average Net         Amount
                     Account                     December 31            Income (Loss)               Assets             Waived

         LargeCap Growth Account                    1999                   $(.04)                   1.23%              $ 2,261
         MicroCap Account                           1999                    (.01)                   1.28                13,239
         MidCap Growth Account                      1999                     .01                    1.09                14,359
         MidCap Value Account                       1999                     .01                    1.26                 2,360
         SmallCap Growth Account                    1999                    (.05)                   1.07                 3,049
         SmallCap Value Account                     1999                     .04                    1.44                23,900
         Stock Index 500 Account                    1999                     .05                     .49                15,231


REPORT OF INDEPENDENT AUDITORS




The Boards of Directors and Shareholders
Principal Variable Contracts Fund, Inc.







We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Principal Variable Contracts Fund, Inc. (comprised of the Aggressive Growth, Asset Allocation, Balanced, Blue Chip, Bond, Capital Value, Government Securities, Growth, High Yield, International, International SmallCap, LargeCap Growth, MicroCap, MidCap, MidCap Growth, MidCap Value, Money Market, Real Estate, SmallCap, SmallCap Growth, SmallCap Value, Stock Index 500 and Utilities Accounts) as of December 31, 1999, and the related statements of operations, statements of changes in net assets and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodians and brokers. As to securities relating to uncompleted transactions, we performed other audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective accounts constituting the Principal Variable Contracts Fund, Inc. at December 31, 1999, and the results of their operations, the changes in their net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.



/s/Ernst & Young LLP




Des Moines, Iowa
January 21, 2000


                         CONTRACT OWNER METING RESULTS

   SPECIAL MEETING OF CONTRACT OWNERS PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                              HELD NOVEMBER 2, 1999
                                 (ALL ACCOUNTS)

1. Election of the Board of Directors (all accounts).

                            For              Withheld

    Aschenbrenner      214,153,668          7,681,894
    Davis              213,384,759          8,450,803
    Eucher             214,054,189          7,781,374
    Ferguson           214,233,666          7,601,896
    Gilbert            213,996,784          7,838,778
    Griswell           214,074,126          7,761,436
    Kimball            214,182,229          7,653,333
    Lukavsky           214,207,878          7,627,685

2. Ratification of selection of Ernst & Young LLP as independent public auditors.

      Account             In Favor       Opposed       Abstain

    All Accounts        214,555,450    2,167,342    5,112,770

3. Amendment of Management Agreement to:

    A. Clarify changes to delegation provision.

      Account              In Favor       Opposed      Abstain

 Aggressive Growth         8,204,057      286,144       353,510
 Asset Allocation          3,690,884      136,879       118,876
 Balanced                 26,397,975      988,041     1,169,420
 Blue Chip                    23,270            0            0
 Bond                     15,101,971      791,567      611,794
 Capital Value            36,982,739    2,873,719    1,428,436
 Government Securities    18,070,552      905,528      996,735
 Growth                   30,855,834    1,360,926    1,769,791
 High Yield                   21,010            0            0
 International            17,075,445      887,517    1,585,709
 International SmallCap      731,450       27,176       10,760
 LargeCap Growth               5,530        2,191        3,134
 MicroCap                    187,527       25,012       11,844
 MidCap                   22,092,299    1,131,257    1,829,359
 MidCap Growth               570,302       21,360        8,793
 MidCap Value                  5,452        2,137        1,545
 Money Market             16,324,159      590,873      514,174
 Real Estate                 251,214        6,676        3,312
 SmallCap                    909,010       23,001       32,351
 SmallCap Growth             619,570       33,871       15,409
 SmallCap Value              457,961       17,582        8,579
 Stock Index 500           1,136,681      142,903       30,672
 Utilities                 1,325,475       17,970       18,660

    B. Modify management fee schedule.

      Account              In Favor       Opposed      Abstain

    Capital Value        30,703,721    9,087,748    1,493,425
    Growth               27,786,657    4,338,377     1,861,518
    International         15,476,186    2,377,556    1,694,929

4. Approval of changes to fundamental investment restrictions regarding:

    A. Options and Financial Futures.

      Account              In Favor       Opposed      Abstain

    Capital Value        34,297,825    5,450,657     1,536,412

    B. Short Sales.

      Account              In Favor       Opposed      Abstain

    Capital Value        34,226,217    5,562,108    1,496,570

    C. Lending of Portfolio Securities.

      Account              In Favor       Opposed      Abstain

    Capital Value        34,803,671    4,982,271     1,498,952
    Money Market         16,118,394      653,729       657,083

    D. Diversification.

      Account              In Favor       Opposed      Abstain

    Balanced             26,419,600    1,101,693     1,034,143
    Bond                 15,093,176      521,907       890,250
    Capital Value        36,815,801    3,070,710     1,398,383
    High Yield               21,010             0            0
    MidCap               22,084,967    1,072,713     1,895,235

5. Approval of a proposal to permit the Manager to select and contract with sub-advisers for certain Accounts after approval by the Board of Directors but without obtaining shareholder approval.

      Account              In Favor       Opposed      Abstain

    Aggressive Growth     8,046,718      316,309      480,684
    Asset Allocation      3,743,863       72,588      130,187
    LargeCap Growth           5,530        2,191        3,134
    MicroCap                197,808       16,548       10,028
    MidCap Growth           580,235       12,767        7,453
    MidCap Value              5,452        2,137        1,545
    SmallCap Growth         614,669       38,038       16,142
    SmallCap Value          472,697        2,883        6,541